ING Life Insurance and Annuity Company
and its Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored
Deferred Compensation

Supplement dated May 1, 2009 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus, Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1. Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective after the close of business on July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios

ING American Century Large Company Value Portfolio	ING T. Rowe Price Equity Income Portfolio

ING Neuberger Berman Partners Portfolio	TM
ING Oppenheimer Main Street Portfolio®	ING Russell Large Cap Index Portfolio

ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Accordingly, effective after the close of business on July 17, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

· All existing account balances invested in the ING American Century Large Company Value Portfolio
(S Class) will automatically become investments in the ING T. Rowe Price Equity Income Portfolio
(Class S).
· All existing account balances invested in the ING Neuberger Berman Partners Portfolio (S Class) and all
existing account balances invested in the ING Oppenheimer Main Street Portfolio® (Class S) will automatically become investments in the ING RussellTM Large Cap Index Portfolio (Class I).
· Class I of the ING RussellTM Large Cap Growth Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING Van Kampen Capital Growth Portfolio (Class I) will automatically become investments in the ING RussellTM Large Cap Growth Index Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on July 17, 2009 all references to the
Disappearing Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

Effective after the close of business on August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios

ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio

ING Growth and Income Portfolio II	ING Growth and Income Portfolio

ING Opportunistic LargeCap Growth Portfolio	ING Opportunistic LargeCap Portfolio

ING Index Plus International Equity Portfolio	ING International Index Portfolio

Accordingly, effective after the close of business on August 7, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

· Class S of the ING RussellTM Mid Cap Growth Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING AllianceBernstein Mid Cap Growth Portfolio (Class S)
will automatically become investments in the ING RussellTM Mid Cap Growth Index Portfolio (Class S).

X.75996-09

1 of 2

May 2009

· All existing account balances invested in the ING Growth and Income Portfolio II (Class S) will automatically become investments in the ING Growth and Income Portfolio (Class I).
· All existing account balances invested in the ING Opportunistic LargeCap Growth Portfolio (Class I) will automatically become investments in the ING Opportunistic LargeCap Portfolio (Class I).
· All existing account balances invested in the ING Index Plus International Equity Portfolio (Class I) will automatically become investments in the ING International Index Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on August 7, 2009 all references to the
Disappearing Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your
Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above.

2. Effective after the close of business on July 17, 2009 or August 7, 2009, as applicable, the following information regarding the new funds made available in July and August as noted above is added to Appendix IV–Fund
Descriptions.

Investment

Fund Name	Adviser/Subadviser	Investment Objective(s)

ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Large Cap		fees and expenses) that correspond
Growth Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Top 200® Growth Index.

ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Mid Cap Growth		fees and expenses) that correspond
Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Midcap® Growth Index.

3. The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75996-09	2 of 2	May 2009

ING Life Insurance and Annuity Company
Variable Annuity Account B
GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED
DEFERRED COMPENSATION
CONTRACT PROSPECTUS – MAY 1, 2009

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax
Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
Table of Contents page 3

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.
Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
Fixed Interest Options.

> Guaranteed Accumulation Account
> Fixed Plus Account
> Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the May 1, 2009 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-158492. The SAI
table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.
PRO.75996-09

CONTRACT PROSPECTUS – MAY 1, 2009 (CONTINUED)

The Funds

AIM V.I. Capital Appreciation Fund (Series I)	ING Intermediate Bond Portfolio (Class I)(2)	ING Solution 2015 Portfolio (S Class)(3)
AIM V.I. Core Equity Fund (Series I)	ING International Index Portfolio (Class I)	ING Solution 2025 Portfolio (S Class)(3)
American Funds – Growth-Income Fund	ING International Value Portfolio (Class I)(2)	ING Solution 2035 Portfolio (S Class)(3)
(Class 2)(1)	ING Janus Contrarian Portfolio (Class S)	ING Solution 2045 Portfolio (S Class)(3)
American Funds – International Fund	ING JPMorgan Emerging Markets Equity	ING Stock Index Portfolio (Class I)
(Class 2)(1)	Portfolio (Class S)	ING Strategic Allocation Conservative
Calvert Social Balanced Portfolio	ING JPMorgan Mid Cap Value Portfolio	Portfolio (Class I)(2)(3)
Fidelity® VIP Contrafund® Portfolio	(S Class)	ING Strategic Allocation Growth Portfolio
(Initial Class)	ING JPMorgan Small Cap Core Equity	(Class I)(2)(3)
Fidelity® VIP Equity-Income Portfolio	Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio
(Initial Class)	ING Legg Mason Partners Aggressive	(Class I)(2)(3)
Fidelity® VIP Growth Portfolio (Initial Class)	Growth Portfolio (I Class)	ING T. Rowe Price Capital Appreciation
Fidelity® VIP Overseas Portfolio (Initial Class)	ING Lord Abbett Affiliated Portfolio (Class I)	Portfolio (Class S)
Franklin Small Cap Value Securities Fund	ING Marsico Growth Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap
(Class 2)	ING Marsico International Opportunities	Growth Portfolio (I Class)
ING AllianceBernstein Mid Cap Growth	Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio
Portfolio (Class S)	ING MFS Total Return Portfolio (Class S)	(Class S)
ING American Century Large Company	ING MFS Utilities Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio
Value Portfolio (S Class)	ING MidCap Opportunities Portfolio	(I Class)
ING American Century Small-Mid Cap	(Class I)(2)	ING Templeton Foreign Equity Portfolio
Value Portfolio (S Class)	ING Money Market Portfolio (Class I)(2)	(I Class)
ING Artio Foreign Portfolio (Class S)(2)	ING Neuberger Berman Partners Portfolio	ING Templeton Global Growth (Class S)
ING Balanced Portfolio, Inc. (Class I)(2)	(S Class)	ING Thornburg Value Portfolio (I Class)
ING Baron Asset Portfolio (S Class)	ING Oppenheimer Global Portfolio (I Class)	ING UBS U.S. Large Cap Equity Portfolio
ING Baron Small Cap Growth Portfolio	ING Oppenheimer Main Street Portfolio®	(I Class)
(S Class)	(Class S)	ING U.S. Bond Index Portfolio (Class I)(2)
ING BlackRock Large Cap Growth Portfolio	ING Oppenheimer Strategic Income Portfolio	ING Van Kampen Capital Growth Portfolio
(Class I)	(I Class)	(Class I)
ING BlackRock Science and Technology	ING Opportunistic LargeCap Growth	ING Van Kampen Comstock Portfolio
Opportunities Portfolio (Class I)(2)	Portfolio (Class I)	(S Class)
ING Clarion Global Real Estate Portfolio	ING Opportunistic LargeCap Portfolio	ING Van Kampen Equity and Income
(Class I)(2)	(Class I)(2)	Portfolio (I Class)
ING Clarion Real Estate Portfolio (Class S)(2)	ING PIMCO High Yield Portfolio (Class S)	ING Van Kampen Growth and Income
ING Columbia Small Cap Value Portfolio	ING PIMCO Total Return Portfolio (S Class)	Portfolio (Class S)
(S Class)(2)	ING Pioneer Equity Income Portfolio	ING Wells Fargo Small Cap Disciplined
ING Davis New York Venture Portfolio	(Class I)	Portfolio (Class S)
(S Class)	ING Pioneer Fund Portfolio (Class I)	Lord Abbett Series Fund – Mid-Cap Value
ING Evergreen Health Sciences Portfolio	ING Pioneer High Yield Portfolio (I Class)	Portfolio (Class VC)
(Class S)	ING Pioneer Mid Cap Value Portfolio	OpCap Mid Cap Portfolio
ING FMRSM Diversified Mid Cap Portfolio	(Class I)	Oppenheimer Main Street Small Cap
(Class S)*	ING RussellTM Large Cap Index Portfolio	Fund®/VA
ING Global Resources Portfolio (Class S)	(Class I)	PIMCO VIT Real Return Portfolio
ING Growth and Income Portfolio (Class I)(2)	ING RussellTM Mid Cap Index Portfolio	(Administrative Class)
ING Growth and Income Portfolio II	(Class I)	Pioneer Emerging Markets VCT Portfolio
(Class S)(2)	ING RussellTM Small Cap Index Portfolio	(Class I)
ING Index Plus International Equity Portfolio	(Class I)	Pioneer High Yield VCT Portfolio (Class I)
(Class I)(2)	ING Small Company Portfolio (Class I)(2)	Wanger International
ING Index Plus LargeCap Portfolio (Class I)(2)	ING SmallCap Opportunities Portfolio	Wanger Select
ING Index Plus MidCap Portfolio (Class I)(2)	(Class I)(2)	Wanger USA
ING Index Plus SmallCap Portfolio (Class I)(2)	ING Solution Income Portfolio (S Class)(3)

*	FMRSM is a service mark of Fidelity Management & Research Company.
1	This fund is scheduled to be available on May 11, 2009.
2	This fund has changed its name to the name listed above. See Appendix IV – Fund Descriptions for a complete list of former and current fund names.
3	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

PRO.75996-09

2

Contract Overview:			4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table			6
Condensed Financial Information			8
Variable Annuity Account B			8
The Company			9
Investment Options			10
Transfers			11
Contract Purchase and Participation			14
Contract Ownership and Rights			16
Right to Cancel			16
Fees			17
Your Account Value			23
Withdrawals			25
Systematic Distribution Options			26
Death Benefit			27
The Income Phase			28
Contract Distribution			31
Taxation			34
Other Topics			39

Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment
Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly
Contents of the Statement of Additional Information			41
Appendix I	--	Guaranteed Accumulation Account	42
Appendix II	--	Fixed Account	44
Appendix III	--	Fixed Plus Account	45
Appendix IV	--	Fund Descriptions	47
Appendix V	--	Condensed Financial Information	58

PRO.75996-09

3

CONTRACT OVERVIEW

Questions: Contacting the

Company. Contact your local	The following is intended as a summary. Please read each section of this

representative or write or call	prospectus for additional information.

our Home Office:

ING	Who’s Who

USFS Customer Service

Defined Contribution	You (the participant): The individual participating in a retirement plan, where

Administration	the plan uses the contract as a funding option.

P.O. Box 990063

Hartford, CT 06199-0063	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Sending Forms and Written	Contract Holder: The person or entity to whom we issue the contract.

Requests in Good Order.	Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

If you are writing to change

your beneficiary, request a	We (the Company): ING Life Insurance and Annuity Company. We issue the

withdrawal or for any other	contract.

purpose, contact your local

representative or the Company	For greater detail, please review “Contract Ownership and Rights” and

to learn what information is	“Contract Purchase and Participation.”

required in order for the request

to be in “good order.” By

contacting us, we can provide	The Contract and Your Retirement Plan

you with the appropriate

administrative form for your	Retirement Plan (plan): A plan sponsor has established a retirement plan for

requested transaction.	you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan

Generally, a request is	may differ.

considered to be in “good order”

when it is signed, dated and

made with such clarity and	Plan type. We refer to plans in this prospectus as 457 plans or non-section 457

completeness that we are not	plans. For a description of each, see “Taxation.”

required to exercise any

discretion in carrying it out.	Use of an Annuity Contract in your Plan. Under the federal tax laws,

earnings on amounts held in annuity contracts are generally not taxed until they

We can only act upon written	are withdrawn. However, in the case of a deferred compensation arrangement

requests that are received in	(such as 457 plans or non-section 457 plans), an annuity contract is not

good order.	necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself.

Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See

“Contract Purchase and Participation.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see “Contract

Ownership and Rights.”

PRO.75996-09

4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See “Right To Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and
“Taxation.”

Systematic Distribution Options: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See
“Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

I. Accumulation Phase (accumulating retirement benefits)		Payments to

Your Account

STEP 1: You or the contract holder provide the Company with		Step 1 ||

your completed enrollment materials. The contract holder

directs us to set up an account for you.	ING Life Insurance and Annuity Company

STEP 2: The contract holder, or you if permitted by your plan,	(a) ||	Step 2		(b) ||

directs us to invest your account dollars in any of the:		Variable Annuity

	Fixed		Account B

(a) Fixed Interest Options; and/or	Interest

(b) Variable Investment Options. (The variable investment	Options	Variable Investment

options are the subaccounts of Variable Annuity Account B.			Options

Each one invests in a specific mutual fund.)		The Subaccounts

		A	B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its			|| Step 3 ||

corresponding fund.

Mutual Mutual

Fund A Fund B

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
> Select an option that provides a death benefit to beneficiaries; and
>	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.75996-09

5

FEE TABLE

In This Section:

>	Maximum Contract Holder	The following tables describe the fees and expenses that you will pay when

Transaction Expenses;	buying, owning, and withdrawing from your contract. The first table

>	Annual Maintenance Fee;	describes the fees and expenses that you will pay at the time that you buy

>	Maximum Separate	the contract, withdraw from the contract, or transfer cash value between

Account Annual Expenses;	investment options. State premium taxes may also be deducted.* See “The

>	Total Annual Fund	Income Phase” for fees that may apply after you begin receiving payments

Operating Expenses;	under the contract.

>	Hypothetical Examples;

and	Maximum Contract Holder Transaction Expenses

>	Fees Deducted by the

Funds.	1
Early Withdrawal Charge

Also see the “Fees” Section	(as a percentage of amount withdrawn)	5%

for:

>	Early Withdrawal Charge	1	This is a deferred sales charge. The percentage will be determined by the

Schedules;	applicable early withdrawal charge schedule in the “Fees” section. In

>	Redemption Fees;	certain cases, this charge may not apply to a portion or all of your

>	How, When and Why Fees	withdrawal. The early withdrawal charge reduces over time. These fees

are Deducted;	may be waived, reduced or eliminated in certain circumstances. See the

>	Reduction, Waiver and/or	“Fees” section.

Elimination of Certain

Fees; and	The next table describes the fees and expenses that you will pay

>	Premium and Other Taxes.	periodically during the time that you own the contract, not including fund fees and expenses.

See “The Income Phase” for:

>	Fees during the income	Annual Maintenance Fee

phase.
Installment Purchase Payment Accounts	$20.00[2]
Single Purchase Payment Accounts	$0.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge	1.25%[2]
Administrative Expense Charge	0.25%[3]

Total Separate Account Expenses	1.50%

2	These charges may be waived, reduced or eliminated in certain circumstances. See “Fees.”
3	We only impose this charge under some contracts. See “Fees.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75996-09

6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

							Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)							0.26%	1.52%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $20 (converted to a percentage of assets equal to
0.021%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at					(B) If you do not withdraw your entire account
the end of the applicable time period*:					value or if you select an income phase payment
option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	$817	$1,469	$2,148	$3,356	$307	$939	$1,597	$3,356

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at					(B) If you do not withdraw your entire account
the end of the applicable time period*:					value or if you select an income phase payment
option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	$697	$1,110	$1,551	$2,096	$181	$561	$965	$2,096

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to
Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in
“Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**	This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.75996-09

7

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.75996-09

8

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., (“ING”) a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments – the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General,
other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; marketing practices;
specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

PRO.75996-09

9

Action has been or may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” or by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II, and III and the
Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account Prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview-Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.

• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

• Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

PRO.75996-09

10

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the
Guaranteed Accumulation Account selected counts as one option.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for
“mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed – bought for annuities and life insurance
  Shared – bought by more than one company

Possible Conflicts of Interest. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in
“Contract Overview-Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PRO.75996-09

11

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
· Increased trading and transaction costs;
· Forced and unplanned portfolio turnover;
· Lost opportunity costs; and
· Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
· Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

PRO.75996-09

12

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

PRO.75996-09

13

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview – Questions: Contacting the
Company.” Subaccount reallocations or changes outside of the dollar cost averaging may affect the program.
Changes such as fund mergers, substitutions, or closures may also affect the program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code section 457 (457 Plans);
(2) Tax-exempt organizations for deferrals not subject to Tax Code section 457; or
(3) Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-section 457 plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract.

(1) The contract holder submits the required forms and application to the Company.
(2) We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

PRO.75996-09

14

Methods of Purchase Payment. The following purchase payment methods are available:

>	Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than
$25.
>	Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “Taxation” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan).
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

PRO.75996-09

15

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representatives. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “Contract Overview-
Questions: Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions.
When a refund of contributions is not required, the investor bears any investment risk.

PRO.75996-09

16

FEES

The following repeats and adds to information provided in the “Fee				Types of Fees

Table” section. Please review both this section and the Fee Table for				The following types of fees or deductions

information on fees.				may affect your account:

				I.	Maximum Transaction Fees

• Early Withdrawal Charge

I. Maximum Transaction Fees					• Annual Maintenance Fee

• Redemption Fees

Early Withdrawal Charge				II.	Maximum Fees Deducted from

the Subaccounts

Withdrawals of all or a portion of your account value may be subject to a					• Mortality and Expense Risk

charge. In the case of a partial withdrawal where you request a specified					Charge

dollar amount, the amount withdrawn from your account will be the					• Administrative Expense Charge

III. Fund Fees and Expenses

amount you specified plus adjustment for any applicable early				IV. Premium and Other Taxes

withdrawal charge.

Terms to Understand in Schedules

Purpose. This is a deferred sales charge. It reimburses us for some of the				>	Account Year - a 12-month period

sales and administrative expenses associated with the contract. If our					measured from the date we establish

expenses are greater than the amount we collect for the early withdrawal					your account, or measured from any

charge, we may use any of our corporate assets, including potential profit					anniversary of that date.

that may arise from the mortality and expense risk charge, to make up				>	Purchase Payment Period (also

any difference.					called Deposit Cycle) (for

installment purchase payments) - the

Amount. This charge is a percentage of the amount withdrawn. The					period of time it takes to complete

the number of installment payments

percentage is determined by the early withdrawal charge schedule that					expected to be made to your account

applies to your account. It will never be more than 8.5% of your total					over a year. For example, if your

purchase payments to your account.					payment frequency is monthly, a

payment period is completed after

Early Withdrawal Charge Schedules					12 purchase payments are made. If

only 11 purchase payments are

Installment Purchase Payment		Single Purchase Payment			made, the payment period is not

Accounts		Accounts			completed until the twelfth purchase

payment is made. At any given time,

Purchase	Early	Account Years	Early		the number of payment periods

Payment Periods	Withdrawal	Completed	Withdrawal		completed cannot exceed the number

or Deposit Cycles	Charge		Charge		of account years completed,

Completed					regardless of the number of

Fewer than 5	5%	Fewer than 5	5%		payments made.

5 or more but		5 or more but
fewer than 7	4%	fewer than 6	4%

7 or more but		6 or more but
fewer than 9	3%	fewer than 7	3%

9 or more but		7 or more but
fewer than 10	2%	fewer than 8	2%

8 or more but
10 or more	0%	fewer than 9	1%

		9 or more	0%

PRO.75996-09

17

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

>	Used to provide payments to you during the income phase;
>	Paid because of your death before income phase payments begin;
>	Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump-
sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months;*
>	Taken because of the election of a systematic distribution option (if available under your contract), see
“Systematic Distribution Options”;
>	Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
>	Taken on or after the tenth anniversary of the effective date of the account;
>	For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the
Tax Code, and regulations thereunder; or
>	For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

*	If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>	The number of participants under the plan;
>	The expected level of assets and/or cash flow under the plan;
>	Our agent’s involvement in sales activities;
>	Our sales-related expenses;
>	Distribution provisions under the plan;
>	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
>	The level of employer involvement in determining eligibility for distributions under the contract; and
>	Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

PRO.75996-09

18

Annual Maintenance Fee

Maximum Amount. $20.00. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

  The size, type and nature of the group for which a contract is issued;
  The amount of contributions to the contract;
  The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
  The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

II. Maximum Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccount.

When/How. This fee is deducted daily from the subaccount. We do not deduct this fee from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See “The Income Phase - Fees
Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

PRO.75996-09

19

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate, or the number of participants estimated to choose the contract;
  The frequency, consistency and method of submitting payments;
  The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
  The projected frequency of distributions;
  The type and level of other factors that affect the overall administrative expense; and
  Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

  We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.
  For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.
  We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.
  We do not currently deduct an administrative expense charge during the income phase for any contracts.

PRO.75996-09

20

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts.
We do not expect to make a profit from this fee.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets, which are disclosed in each fund prospectus;
  Service fees that are deducted from fund assets;
  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

PRO.75996-09

21

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

•	Additional payments for administrative, recordkeeping or other services which we provide to the funds or their
	affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports
	and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses
	shown in each fund prospectus. These additional payments may be used by us to finance distribution of the
	contract.

The revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2008 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

	1. Fidelity Investments	7.	PIMCO Funds
	2. American Funds	8.	AIM Investments
	3. Franklin Templeton Investments	9.	Pioneer Investments
	4. Oppenheimer Funds	10. Calvert Funds
	5. Columbia Wanger Asset Management	11. Premier VIT (Op Cap Advisors, LLC)
	6. Lord Abbett Funds

Some of the fund families listed above may not have paid any such amounts during 2008. If the revenues received from affiliated funds were included in the table above, payments from Direct Services LLC and other Company affiliates would be first on the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios and the ING Strategic
Allocation Portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

PRO.75996-09

22

IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date; less
> Deductions if any, from the fixed interest options (e.g., withdrawals, fees); plus
> The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the
“net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
> The total value of the subaccount units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

PRO.75996-09

23

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable
AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

	$5,000 contribution		Step 1: An investor contributes

	Step 1 ||		$5,000.

ING Life Insurance and Annuity Company			Step 2:
A. He directs us to invest $3,000 in

	Step 2 ||		Fund A. His dollars purchase 300

accumulation units of Subaccount

Variable Annuity Account B			A ($3,000 divided by the current

Subaccount A	Subaccount B	Etc.	$10 AUV).

300	80		B. He directs us to invest $2,000 in

accumulation	accumulation		Fund B. His dollars purchase 80

units	units		accumulation units of Subaccount

B ($2,000 divided by the current

$25 AUV).

||	Step 3 ||		Step 3: The separate account then
purchases shares of the applicable

funds at the current market value (net

Fund A	Fund B		asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (NYSE) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day (normally at 4:00 p.m.
Eastern Time). The value of subaccounts may vary day to day.

PRO.75996-09

24

WITHDRAWALS

Taxes, Fees and Deductions

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed

Plus Account, the contract holder, or you if permitted by the plan, may	Amounts withdrawn may be

withdraw all or a portion of your account value (on your behalf) at any time	subject to one or more of the

during the accumulation phase.	following:

> Early Withdrawal Charge. See

Steps for Making a Withdrawal. The contract holder, or you if permitted by	“Fees - Early Withdrawal

the plan must:	Charge”

> Maintenance Fee. See “Fees -

> Select the Withdrawal Amount.	Maintenance Fee”

(1) Full Withdrawal: You will receive, reduced by any required tax, your	> Market Value Adjustment.

account value allocated to the subaccounts, the Guaranteed Accumulation	See “Appendix I”

Account (plus or minus any applicable market value adjustment) and the	> Redemption Fees. See “Fees -

Fixed Account, minus any applicable early withdrawal charge,	Redemption Fees”

maintenance fee, or redemption fees, plus the amount available for	> Tax Penalty. See “Taxation”

withdrawal from the Fixed Plus Account.	> Tax Withholding. See

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will	“Taxation”

receive, reduced by any required tax, the amount you specify, subject to

the value available in your account. However, the amount actually	To determine which may apply,

refer to the appropriate sections of

withdrawn from your account will be adjusted by any applicable	this prospectus, contact your local

redemption fees or any applicable early withdrawal charge for amounts	representative or call the

withdrawn from the subaccounts, the Guaranteed Accumulation Account	Company at the number listed in

or the Fixed Account, and any positive or negative market value	“Contract Overview – Questions:

adjustment for amounts withdrawn from the Guaranteed Accumulation	Contacting the Company.”
Account. The amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.

> Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
> Properly complete a disbursement form and submit it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company”; or
(2) On such later date as specified on the disbursement form.

PRO.75996-09

25

SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic

Distribution Option	Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To

If available under your contract, a	exercise one of these options the account value must meet any minimum

systematic distribution option	dollar amount and age criteria applicable to that option. To determine what allows you to receive regular

payments from your account	systematic distribution options are available, check with the contract holder

without moving into the income	or the Company.

phase. By remaining in the

accumulation phase, you retain	The systematic withdrawal options currently available under the contract

certain rights and investment	include the following:

flexibility not available during the

income phase. Because the	> SWO - Systematic Withdrawal Option. SWO is a series of automatic account remains in the

accumulation phase, all	partial withdrawals from your account based on the payment method

accumulation phase charges	selected. It is designed for those who want a periodic income while

continue to apply.	retaining accumulation phase investment flexibility for amounts accumulated under the contract.
> ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under
ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under 457 plans only.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in
“Contract Overview-Questions: Contacting the Company.”

Availability of Systematic Distribution Options. The Company may
discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “Contract Overview-
Questions: Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “Taxation.”

PRO.75996-09

26

DEATH BENEFIT

During the Income Phase.

The contract provides a death benefit in the event of your death, which is payable to

the contract holder (usually your employer). The contract holder may direct that we		This section provides

make any payments to the beneficiary you name under the plan (plan beneficiary).		information about the

accumulation phase. For

During the Accumulation Phase		death benefit information

applicable to the income

Payment Process.		phase, see “The Income

1.	Following your death, the contract holder (on behalf of your plan beneficiary)	Phase.”

must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview-
Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

>	Lump-sum payment;
>	Payment in accordance with any of the available income phase payment options (see “The Income Phase -
Payment Options”); or
>	Payment in accordance with an available systematic distribution option (subject to certain limitations). See
“Systematic Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on those accounts.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>	Leaving your account value invested in the contract: or
>	Under some contracts, leaving your account value on deposit in the Company’s general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “The Income Phase - Payment
Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

PRO.75996-09

27

THE INCOME PHASE

We may have used the following

terms in prior prospectuses:	During the income phase you receive payments from your accumulated account value.

Annuity Phase - Income Phase

Annuity Option - Income Phase	Initiating Income Phase Payments. At least 30 days prior to the date

Payment Option

Annuity Payment - Income Phase	you want to start receiving payments, the contract holder or you, if

Payment	permitted by the plan, must notify us in writing of the following:

Annuitization - Initiating Income

Phase Payments	> Start date;

> Income phase payment option (see the income phase payment
options table in this section);
> Income phase payment frequency (i.e., monthly, quarterly, semi-
annually or annually);
> Choice of fixed or variable payments;
> Selection of an assumed net investment rate (only if variable payments are elected); and
> Under some plans, certification from your employer and/or
submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments.
Once an income phase payment option is selected, it may not be changed;
however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5%
rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

PRO.75996-09

28

If a 3.5% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview – Questions: Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

  A first income phase payment of at least $20; or
  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms Used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

PRO.75996-09

29

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income	made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless
Payments*	prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of
120 months, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Lives-Guaranteed	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments
Payments*	have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum
(limited availability	payment equal to the amount originally applied to the income phase payment option (less any premium
fixed payment	tax) and less the total amount of fixed income phase payments paid.
only)

Life Income - Two	Length of Payments: For as long as either annuitant lives.
Lives - Cash	Continuing Payment: 100% of the payment to continue after the first death.
Refund Option	Death Benefit - Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
(limited availability	payment equal to the amount applied to the income phase payment option (less any premium tax) and
- fixed payment	less the total amount of fixed income phase payments paid.
only)

Nonlifetime Income Phase Payment Options

Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum payment may be
Nonlifetime-	requested at any time (see below).
Guaranteed	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed
Payments*	payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-
Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.75996-09

30

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”)
and the Securities Investor Protection Corporation. (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

1) Bancnorth Investment Group, Inc.	9) ING Financial Partners, Inc.
2) Directed Services LLC	10) ING Funds Distributor, LLC
3) Financial Network Investment Corporation	11) ING Investment Advisors, LLC
4) Guaranty Brokerage Services, Inc.	12) ING Investment Management Services LLC
5) ING America Equities, Inc.	13) Multi-Financial Securities Corporation
6) ING Direct Funds Limited	14) PrimeVest Financial Services, Inc.
7) ING Financial Advisers, LLC	15) ShareBuilder Securities Corporation
8) ING Financial Markets LLC	16) Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders of the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to
7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.5% on transferred assets and asset-based commission ranging up to 0.10%

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the
Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contacts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds
PRO.75996-09	31

advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or it affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75996-09

32

The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.	14) Mutual Service Corporation
2)	Symetra Investment Services, Inc.	15) Waterstone Financial Group
3)	Huckin Financial Group, Inc.	16) Northwestern Mutual Investment Services, LLC
4)	LPL Financial Corporation	17) Lincoln Investment Planning, Inc.
5)	Walnut Street Securities, Inc.®	18) Cadaret, Grant & Co., Inc.
6)	ING Financial Partners, Inc.	19) Securities America, Inc.
7)	NFP Securities, Inc.	20) Edward D. Jones & Co., L.P.
8)	Valor Insurance Agency, Inc.	21) American Portfolios Financial Services, Inc.
9)	Lincoln Financial Securities Corporation	22) Ameritas Investment Corp.
10) Financial Network Investment Corporation		23) First Heartland® Capital, Inc.
11) NRP Financial, Inc.		24) Lincoln Financial Advisors Corp.
12) National Planning Corporation		25) Morgan Keegan and Company, Inc.
13) Multi-Financial Securities Corporation

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75996-09

33

TAXATION

In this Section

I. Introduction

I. Introduction

II. Taxation of Deferred	This section discusses our understanding of current federal income tax laws

Compensation Contracts	affecting the contracts. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when

III. Possible Changes in	reading it:

Taxation

> Your tax position (or the tax position of the designated beneficiary, as

IV. Taxation of the Company	applicable) determines federal taxation of amounts held or paid out under

When consulting a tax adviser,	the contracts;

be certain that he or she has

expertise in the Tax Code	> Tax laws change. It is possible that a change in the future could affect

sections applicable to your tax	contracts issued in the past;

concerns.

> This section addresses some, but not all, federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the
Internal Revenue Service (IRS).

Deferred Compensation Contracts
The contracts are available for purchase in connection with deferred compensation plans (deferred compensation contracts).

Deferred compensation contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 457(b) and Tax Code section 457(f), as well as in connection with non-section 457 nonqualified deferred compensation plans and qualified governmental excess benefit plans under Tax Code section 415(m).

II. Taxation of Deferred Compensation Contracts

General
The contracts are primarily designed for use with Tax Code section 457(b) plans and nonqualified deferred compensation plans under Tax Code section 457(f). They may also be used with non-section 457 nonqualified deferred compensation plans and with qualified governmental excess benefit arrangements under Tax Code section
415(m). (We refer to all of these as “deferred compensation plans”). The tax rules applicable to participants in these deferred compensation plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.75996-09

34

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these deferred compensation plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 457(b) and 457(f) Plans and Non-Section 457 Deferred Compensation Plans. Section 457 of the Tax
Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-
governmental employers). The contract is not offered in connection with 457 plans of governmental employers. A
457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management
(other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules, or a deferred compensation plan of a for-profit employer. Employers intending to use the contract with such plans should seek competent legal advice.

Under 457(b) plans of non-governmental employers, 457(f) plans, and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

PRO.75996-09

35

Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after
January 1, 2005 must also meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service;
  Disability;
  Death;
  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;
  Change in control or ownership of the sponsoring employer; or
  Unforeseeable emergency.

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section
457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);
  Interest at the underpayment rate plus one percent on the underpayments; and
  An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.
There is no further information regarding 415(m) arrangements in this prospectus.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

PRO.75996-09

36

457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a
457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2)
when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it (i) is paid or otherwise made available to you or your designated beneficiary, or (ii) is required to be includible under Tax Code section 409A.

Lifetime Required Minimum Distributions (457(b) Plans only)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;
  The time period in which all amounts in your contract(s) must be distributed; and
  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Required Minimum Distribution Relief for 2009. The Worker, Retiree and Employer Recovery Act of 2008
(“WRERA” 2008) suspends the minimum distribution requirement for the 2009 plan year for government employer sponsored 457(b) plans. The relief does not extend to 457(b) plans sponsored by non-governmental employers.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (457(b) Plans Only)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed to the designated beneficiary by

PRO.75996-09

37

December 31, 2014. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Required Minimum Distribution Relief for 2009. Under WRERA 2008, the five year rule discussed above is determined without regard to 2009.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

457(b) Plans of Non-Governmental Employers, 457(f) Plans, and Non-Section 457 Deferred Compensation
Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Assignment and Other Transfers.

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

PRO.75996-09

38

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  standardized average annual total returns; and
  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

  During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

PRO.75996-09

39

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;

(b)	when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

(c)	during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in
“Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure
Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75996-09

40

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview – Questions:
Contacting the Company.”

PRO.75996-09

41

APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “Contract Overview - Questions: Contacting the Company.”

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

>	The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.
>	The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA.
The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b)
where:

a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

PRO.75996-09

42

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA) - as described in this appendix and in the GAA prospectus;
> Tax Penalties and/or Tax withholding - see “Taxation”;
> Early Withdrawal Charge - see “Fees”; or
> Maintenance Fee - see “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into
GAA.
> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times.
Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

> Short-term - three years or less; and
> Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

> Transfer dollars to a new guaranteed term;
> Transfer dollars to other available investment options; or
> Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder
(or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

PRO.75996-09

43

APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds
$250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed
Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees - Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75996-09

44

APPENDIX III
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed
Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the
Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization n of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus
Account on the day we receive a request in good order at the address listed in “Contract Overview-Questions:
Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or
> Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

> One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus
Account withdrawals, transfers or income phase payments made during the past 12 months
> One-fourth of the remaining Fixed Plus Account value 12 months later
> One-third of the remaining Fixed Plus Account value 12 months later
> One-half of the remaining Fixed Plus Account value 12 months later, and
> The balance of the Fixed Plus Account value 12 months later.

PRO.75996-09

45

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus
Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

  Your death before income phase payments have begun (request must be received within 6 months after date death); or
  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or
  Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “Contract Overview-Questions: Contacting the Company.” The 20% is
reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months.
We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option (SWO). If available under your contract, SWO (described in “Systematic
Distribution Options”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

PRO.75996-09

46

APPENDIX IV
FUND DESCRIPTIONS

List of Fund Name Changes

Current Fund Name	Former Fund Name

ING Artio Foreign Portfolio	ING Julius Baer Foreign Portfolio

ING Balanced Portfolio, Inc.	ING VP Balanced Portfolio, Inc.

ING BlackRock Science and Technology Opportunities	ING BlackRock Global Science and Technology
Portfolio	Portfolio

ING Clarion Global Real Estate Portfolio	ING VP Real Estate Portfolio

ING Clarion Real Estate Portfolio II	ING Van Kampen Real Estate Portfolio

ING Columbia Small Cap Value Portfolio	ING Columbia Small Cap Value II Portfolio

ING Growth and Income Portfolio	ING VP Growth and Income Portfolio

ING Growth and Income Portfolio II	ING Legg Mason Value Portfolio

ING Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio

ING Index Plus LargeCap Portfolio	ING VP Index Plus LargeCap Portfolio

ING Index Plus MidCap Portfolio	ING VP Index Plus MidCap Portfolio

ING Index Plus SmallCap Portfolio	ING VP Index Plus SmallCap Portfolio

ING Intermediate Bond Portfolio	ING VP Intermediate Bond Portfolio

ING International Value Portfolio	ING VP International Value Portfolio

ING MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio

ING Money Market Portfolio	ING VP Money Market Portfolio

ING Opportunistic LargeCap Portfolio	ING Opportunistic LargeCap Value Portfolio

ING Small Company Portfolio	ING VP Small Company Portfolio

ING SmallCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio

ING Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Moderate Portfolio

ING U.S. Bond Index Portfolio	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview-Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

AIM Variable Insurance Funds -	Invesco A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Capital Appreciation
Fund	Subadviser: Advisory entities
affiliated with Invesco Aim
Advisors, Inc.

AIM Variable Insurance Funds -	Invesco A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Core Equity Fund
Subadviser: Advisory entities
affiliated with Invesco Aim
Advisory, Inc.

PRO.75996-09	47

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

American Funds Insurance Series®	Capital Research and	Seeks capital growth and income over
– Growth-Income Fund	Management Company	time by investing primarily in U.S.
common stocks and other securities that
demonstrate the potential for capital
appreciation and/or dividends.

American Funds Insurance Series®	Capital Research and	Seeks growth of capital over time by
– International Fund	Management Company	investing primarily in common stocks of
companies located outside the United
States.

Calvert Variable Series, Inc. -	Calvert Asset Management	A non-diversified portfolio that seeks to
Calvert Social Balanced Portfolio	Company, Inc.	achieve a competitive total return
through an actively managed portfolio
	Subadvisers: (equity portion	of stocks, bonds and money market
	of Portfolio): New Amsterdam	instruments which offer income and
	Partners LLC and SsgA Funds	capital growth opportunity and which
	Management, Inc.	satisfy the investment and social
criteria.
Calvert Asset Management
Company, Inc. manages fixed-
income portion of Portfolio and
handles allocation of assets and
Portfolio Managers for the
Portfolio.

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products - Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management & Research
(U.K.) Inc.; Fidelity Research
& Analysis Company; Fidelity
Investments Japan Limited;
Fidelity International
Investment Advisors; Fidelity
International Investment
Advisors (U.K.) Limited.

Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also
Products - Fidelity® VIP Equity-	Research Company	considers the potential for capital
Income Portfolio		appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity	the securities comprising the Standard
	Management & Research	& Poor’s 500SM Index (S&P 500® ).
(U.K.) Inc.; Fidelity Research
& Analysis Company; Fidelity
Investments Japan Limited;
Fidelity International
Investment Advisors; Fidelity
International Investment
Advisors (U.K.) Limited;

PRO.75996-09

48

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products - Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity Investments
Japan Limited; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited;

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products - Fidelity® VIP Overseas	Research Company
Portfolio
Subadvisers: FMR Co., Inc.;
Fidelity Research & Analysis
Company; Fidelity Investments
Japan Limited; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited;

Franklin Templeton Variable	Franklin Advisory Services,	Seeks long-term total return.
Insurance Products Trust - Franklin	LLC
Small Cap Value Securities Fund

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital.
AllianceBernstein Mid Cap Growth
Portfolio	Subadviser:
AllianceBernstein, L.P.

ING Partners Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income
Century Large Company Value		is a secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc. (American
Century)

ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income
Century Small-Mid Cap Value		is a secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc. (American
Century)

ING Investors Trust - ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio Global
Management, LLC

PRO.75996-09

49

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of
	Subadviser: ING Investment	principal, by investing in a diversified
	Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the Portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO, Inc.
(BAMCO)

ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO, Inc.
(BAMCO)

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser: BlackRock
Investment Management, LLC

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and Technology
Opportunities Portfolio	Subadviser: BlackRock
Advisors, LLC

ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified Portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return,
	Subadviser: ING Clarion	consisting of capital appreciation and
	Real Estate Securities L.P.	current income.

ING Investors Trust - ING Clarion	Directed Services LLC	A non-diversified portfolio that seeks
Real Estate Portfolio		total return.
Subadviser: Van Kampen

ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value Portfolio
Subadviser: Columbia
Management Advisors, LLC
(CMA)

ING Partners, Inc. – ING Davis	Directed Services LLC	Seeks long-term growth of capital.
New York Venture Portfolio
Subadviser: Davis Selected
Advisers, L.P. (Davis)

ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks
Evergreen Health Sciences Portfolio		long-term capital growth.
Subadviser: Evergreen
Investment Management
Company, LLC

ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
*FMR is a service mark of Fidelity	Management & Research Co.
Management & Research Company

ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks
Resources Portfolio		long-term capital appreciation.
Subadviser: ING Investment
Management Co.

PRO.75996-09	50

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Variable Funds - ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING Investment	common stocks and securities
	Management Co.	convertible into common stock.

ING Investors Trust - ING Growth	Directed Services LLC	Seeks to maximize total return through
and Income Portfolio II		investments in a diversified portfolio of
	Subadviser: ING investment	common stocks and securities
	Management co.	convertible into common stocks.

ING Investors Trust - ING Index	ING Investments, LLC	Seeks to outperform the total return
Plus International Equity Portfolio		performance of the Morgan Stanley
	Subadviser: ING Investment	Capital International Europe Australasia
	Management Advisors, B.V.	and Far East® Index (“MSCI EAFE®
Index”), while maintaining a market
level of risk.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING Investment	500 Composite Stock Price Index (S&P
	Management Co.	500 Index), while maintaining a market
level of risk.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING Investment	MidCap 400 Index (S&P MidCap 400
	Management Co.	Index), while maintaining a market
level of risk.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard and Poor’s
	Subadviser: ING Investment	SmallCap 600 Index (S&P SmallCap
	Management Co.	600 Index), while maintaining a market
level of risk.

ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return
consistent with reasonable risk.
Subadviser: ING Investment
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks investment (before fees and
International Index Portfolio		expenses) results that correspond to the
	Subadviser: ING Investment	total return of a widely accepted
	Management Co.	International Index.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
International Value Portfolio
Subadviser: ING Investment
Management Co.

ING Investors Trust – ING Janus	Directed Services LLC	A non-diversified Portfolio that seeks
Contrarian Portfolio		capital appreciation.
Subadviser: Janus Capital
Management, LLC

ING Investors Trust - ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P. Morgan
Investment Management Inc.

ING Partners, Inc. - ING JPMorgan	Directed Services LLC	Seeks growth from capital appreciation.
Mid Cap Value Portfolio
Subadviser: J.P. Morgan
Investment Management, Inc.
(JPMIM)

PRO.75996-09	51

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust - ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core Equity
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.

ING Partners, Inc. - ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive Growth
Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)

ING Investors Trust - ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord,
Abbett & Co. LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management,
LLC

ING Investors Trust - ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company

ING Investors Trust - ING MFS	Directed Services LLC	Seeks total return
Utilities Portfolio
Subadviser:
Massachusetts
Financial Services
Company

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.

ING Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments while maintaining a stable
	Management Co.	share price of $1.00. There is no guarantee
that the ING Money Market Subaccount will
have a positive or level return.

ING Partners, Inc. - ING Neuberger	Directed Services LLC	Seeks capital growth.
Berman Partners Portfolio
Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)

PRO.75996-09	52

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
Oppenheimer Funds, Inc.
(Oppenheimer)

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital and future
Oppenheimer Main Street		income.
Portfolio®	Subadviser:
Oppenheimer Funds, Inc.

ING Partners, Inc. - ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Strategic Income		principally derived from interest on debt
Portfolio	Subadviser:	securities.
Oppenheimer Funds, Inc.
(Oppenheimer)

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital through investment in
Opportunistic LargeCap Growth		a diversified portfolio consisting primarily of
Portfolio	Subadviser: ING	common stocks and securities convertible into
	Investment Management	common stocks believed to offer growth
	Co.	potential.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap Portfolio		investment in a diversified portfolio of
	Subadviser: ING	common stocks.
Investment Management
Co.

ING Investors Trust - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management.
Investment Management
Company LLC

ING Partners, Inc. - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment Management
Company LLC (PIMCO)

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth
Equity Income Portfolio		of capital from a portfolio consisting
	Subadviser: Pioneer	primarily of equity securities of U.S.
	Investment Management,	corporations that are expected to produce
	Inc.	income.

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment Management,
Inc.

ING Partners, Inc. - ING Pioneer	Directed Services LLC	Seeks to maximize total return through
High Yield Portfolio		income and capital appreciation.
Subadviser: Pioneer
Investment Management
Inc.

PRO.75996-09

53

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment Management,
Inc.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
Russell™ Large Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Top 200® Index.
Investment Management
Co.

ING Variable Portfolios, Inc. – ING	ING Investments, Inc.	Seeks investment results (before fees and
Russell™ Mid Cap Index Portfolio		expenses) that correspond to the total return of
	Subadviser: ING	the Russell Midcap® Index.
Investment Management
Co.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
Russell™ Small Cap Index Portfolio		expenses) that correspond to the total return of
	Subadviser: ING	the Russell 2000® Index.
Investment Management
Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital primarily through
Small Company Portfolio		investment in a diversified portfolio of
	Subadviser: ING	common stocks of companies with smaller
	Investment Management	market capitalizations.
Co.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
SmallCap Opportunities Portfolio
Subadviser: ING
Investment Management
Co.

ING Partners, Inc. - ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Consultant: ING	asset allocation targeted to retirement.
Investment Management
Co.

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment Management	retirement in approximately 2015. On the
	Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment Management	retirement in approximately 2025. On the
	Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.75996-09

54

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2035. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2045. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Investors Trust - ING Stock	Directed Services LLC	Seeks total return.
Index Portfolio
Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. - ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. - ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. - ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation Portfolio		investment return, consistent with the
	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.

ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap Growth
Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.

PRO.75996-09

55

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

ING Partners, Inc. - ING Templeton	Directed Services LLC	Seeks long-term capital growth.
Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel,
LLC (Templeton)

ING Investors, Inc. - ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth Portfolio		only an incidental consideration.
Subadviser: Templeton
Global Advisors

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)

ING Partners, Inc. - ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
U.S. Bond Index Portfolio		expenses) that correspond to the total return of
	Subadviser: Lehman	the Barclay Capital U.S. Aggregate Bond
	BrothersAsset	Index®.
Mangement LLC

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term capital appreciation
Kampen Capital Growth Portfolio
(Class I)	Subadviser: Van
Kampen

ING Partners, Inc. - ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen

ING Partners, Inc. - ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen

PRO.75996-09

56

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells
Capital Management,
Inc.

Lord Abbett Series Fund, Inc. -	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.

Premier VIT – OpCap Mid Cap	Allianz Global	Seeks long-term capital appreciaton.
Portfolio	Investors Fund
Management

Oppenheimer Variable Account	Oppenheimer Funds,	Seeks capital appreciation.
Funds - Oppenheimer Main Street	Inc.
Small Cap Fund® /VA

PIMCO Variable Insurance Trust -	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.

Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio

Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.

Wanger Advisors Trust –Wanger	Columbia Wanger	Seeks long-term growth of capital.
International	Asset Management,
L.P.

Wanger Advisors Trust - Wanger	Columbia Wanger	A non-diversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.

Wanger Advisors Trust - Wanger	Columbia Wanger	Seeks long-term growth of capital.
USA	Asset Management,
L.P.

PRO.75996-09

57

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Table I - For Contracts With Total Separate Account Charges of 0.75%	CFI 1
Table II - For Contracts With Total Separate Account Charges of 0.80%	CFI 12
Table III - For Contracts With Total Separate Account Charges of 1.25%	CFI 19
Table IV - For Contracts With Total Separate Account Charges of 1.50%
Including A 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 30
Table V - For Contracts Containing Limits on Fees	CFI 38
Table VI - For Contracts With Total Separate Account Charges of 0.95%	CFI 42

PRO.75996-09

58

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated May 1, 2009 for Employer-Sponsored Deferred Compensation Plans, as well as a prospectus for the Guaranteed Accumulation Account and all current prospectuses pertaining to the variable investment options available under the Contracts.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-09) dated May 1, 2009.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75996-09

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated May 1, 2009

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2009.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration,
P.O. Box 990063
Windsor, CT 06199-0063
1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account B	3

Offering and Purchase of Contracts	4
Income Phase Payments	4

Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6

Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company
was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

As of December 31, 2008 the Company and its subsidiary life company had $50 billion invested through their products, including $37 billion in their separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $22 billion). Based on assets, ING Life Insurance and Annuity
Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of
July 15, 2008. The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The Funds

AIM V.I. Capital Appreciation Fund	ING Index Plus SmallCap Portfolio	ING SmallCap Opportunities Portfolio
(Series I)	(Class I)(1)	(Class I)(1)
AIM V.I. Core Equity Fund (Series I)	ING Intermediate Bond Portfolio	ING Solution Income Portfolio (S Class)(3)
American Funds – Growth-Income Fund	(Class I)(1)	ING Solution 2015 Portfolio (S Class)(3)
(Class 2)(2)	ING International Index Portfolio (Class I)	ING Solution 2025 Portfolio (S Class)(3)
American Funds – International Fund	ING International Value Portfolio	ING Solution 2035 Portfolio (S Class)(3)
(Class 2)(2)	(Class I)(1)	ING Solution 2045 Portfolio (S Class)(3)
Calvert Social Balanced Portfolio	ING Janus Contrarian Portfolio (Class S)	ING Stock Index Portfolio (Class I)
Fidelity® VIP Contrafund® Portfolio	ING JPMorgan Emerging Markets Equity	ING Strategic Allocation Conservative
(Initial Class)	Portfolio (Class S)	Portfolio (Class I)(1)(3)
Fidelity® VIP Equity-Income Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Strategic Allocation Growth
(Initial Class)	(S Class)	Portfolio (Class I)(1)(3)
Fidelity® VIP Growth Portfolio (Initial Class)	ING JPMorgan Small Cap Core Equity	ING Strategic Allocation Moderate
Fidelity® VIP Overseas Portfolio (Initial Class)	Portfolio (Class S)	Portfolio (Class I)(1)(3)
Franklin Small Cap Value Securities Fund	ING Legg Mason Partners Aggressive	ING T. Rowe Price Capital Appreciation
(Class 2)	Growth Portfolio (I Class)	Portfolio (Class S)
ING AllianceBernstein Mid Cap Growth	ING Lord Abbett Affiliated Portfolio	ING T. Rowe Price Diversified Mid Cap
Portfolio (Class S)	(Class I)	Growth Portfolio (I Class)
ING American Century Large Company	ING Marsico Growth Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio
Value Portfolio (S Class)	ING Marsico International Opportunities	(Class S)
ING American Century Small-Mid Cap	Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio
Value Portfolio (S Class)	ING MFS Total Return Portfolio (Class S)	(I Class)
ING Artio Foreign Portfolio (Class S)(1)	ING MFS Utilities Portfolio (Class S)	ING Templeton Foreign Equity Portfolio
ING Balanced Portfolio, Inc. (Class I)(1)	ING MidCap Opportunities Portfolio	(I Class)
ING Baron Asset Portfolio (S Class)	(Class I)(1)	ING Templeton Global Growth (Class S)
ING Baron Small Cap Growth Portfolio	ING Money Market Portfolio (Class I)(1)	ING Thornburg Value Portfolio (I Class)
(S Class)	ING Neuberger Berman Partners Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING BlackRock Large Cap Growth Portfolio	(S Class)	(I Class)
(Class I)	ING Oppenheimer Global Portfolio (I Class)	ING U.S. Bond Index Portfolio(1)
ING BlackRock Science and Technology	ING Oppenheimer Main Street Portfolio®	ING Van Kampen Capital Growth Portfolio
Opportunities Portfolio (Class I)(1)	(Class S)	(Class I)
ING Clarion Global Real Estate Portfolio	ING Oppenheimer Strategic Income Portfolio	ING Van Kampen Comstock Portfolio
(Class I)(1)	(I Class)	(S Class)
ING Clarion Real Estate Portfolio(1)	ING Opportunistic LargeCap Growth	ING Van Kampen Equity and Income
ING Columbia Small Cap Value Portfolio	Portfolio (Class I)	Portfolio (I Class)
(S Class)	ING Opportunistic LargeCap Portfolio	ING Van Kampen Growth and Income
ING Davis New York Venture Portfolio	(Class I)(1)	Portfolio (Class S)
(S Class)	ING PIMCO High Yield Portfolio (Class S)	ING Wells Fargo Small Cap Disciplined
ING Evergreen Health Sciences Portfolio	ING PIMCO Total Return Portfolio (S Class)	Portfolio (Class S)
(Class S)	ING Pioneer Equity Income Portfolio	Lord Abbett Series Fund – Mid-Cap Value
ING FMRSM Diversified Mid Cap Portfolio	(Class I)	Portfolio (Class VC)
(Class S)*	ING Pioneer Fund Portfolio (Class I)	OpCap Mid Cap Portfolio
ING Global Resources Portfolio (Class S)	ING Pioneer High Yield Portfolio (I Class)	Oppenheimer Main Street Small Cap
ING Growth and Income Portfolio	ING Pioneer Mid Cap Value Portfolio	Fund®/VA
(Class I)(1)	(Class I)	PIMCO VIT Real Return Portfolio
ING Growth and Income Portfolio II	ING RussellTM Large Cap Index Portfolio	(Administrative Class)
(Class S)(1)	(Class I)	Pioneer Emerging Markets VCT Portfolio
ING Index Plus International Equity	ING RussellTM Mid Cap Index Portfolio	(Class I)
Portfolio (Class I)(1)	(Class I)	Pioneer High Yield VCT Portfolio (Class I)
ING Index Plus LargeCap Portfolio	ING RussellTM Small Cap Index Portfolio	Wanger International
(Class I)(1)	(Class I)	Wanger Select
ING Index Plus MidCap Portfolio	ING Small Company Portfolio (Class I)(1)	Wanger USA
(Class I)(1)

*	FMRSM is a service mark of Fidelity Management & Research Company.
1	This fund has changed its name to the name listed above. See Appendix IV – Fund Descriptions in the Contract Prospectus for a complete list of former and current fund names.
2	This fund is scheduled to be available on May 11, 2009.
3	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” in the
Contract Prospectus for additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor
Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31,
2008, 2007, and 2006 amounted to $2,501,353.46, $2,507,216.09, and $2,761,989.83 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of
ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each
$1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than
5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

4

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was
$13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account
30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation
($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,
Money magazine, USA Today and The VARDS Report.

5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent Registered
Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable Annuity
Account B.

6

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2008
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2008

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
AIM V.I. Core Equity Fund - Series I Shares	Class
Calvert Variable Series, Inc.:	ING JPMorgan Emerging Markets Equity Portfolio - Service
Calvert Social Balanced Portfolio	Class
Federated Insurance Series:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Federated American Leaders Fund II - Primary Shares	Class
Federated Capital Income Fund II	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Federated Equity Income Fund II	ING JPMorgan Value Opportunities Portfolio - Institutional
Federated Fund for U.S. Government Securities II	Class
Federated High Income Bond Fund II - Primary Shares	ING JPMorgan Value Opportunities Portfolio - Service Class
Federated International Equity Fund II	ING Julius Baer Foreign Portfolio - Service Class
Federated Mid Cap Growth Strategies Fund II	ING Legg Mason Value Portfolio - Institutional Class
Federated Prime Money Fund II	ING Legg Mason Value Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING LifeStyle Moderate Growth Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING LifeStyle Moderate Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING Lord Abbett Affiliated Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Marsico International Opportunities Portfolio - Service
Fidelity® Variable Insurance Products V:	Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Utilities Portfolio - Service Class
ING GET Fund:	ING Mid Cap Growth Portfolio - Service Class
ING GET Fund - Series U	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING GET Fund - Series V	ING Oppenheimer Main Street Portfolio® - Service Class
ING Investors Trust:	ING PIMCO High Yield Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Institutional Class
ING American Funds Growth Portfolio	ING Pioneer Fund Portfolio - Institutional Class
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING American Funds International Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING Evergreen Health Sciences Portfolio - Service Class	Class
ING Evergreen Omega Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Global Real Estate Portfolio - Institutional Class	ING Van Kampen Large Cap Growth Portfolio - Institutional
ING Global Real Estate Portfolio - Service Class	Class
ING Global Resources Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING VP Index Plus International Equity Portfolio - Institutional	ING GET U.S. Core Portfolio - Series 9
Class	ING GET U.S. Core Portfolio - Series 10
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Wells Fargo Disciplined Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 13
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 14
ING American Century Large Company Value Portfolio - Service	ING Variable Portfolios, Inc.:
Class	ING BlackRock Global Science and Technology Portfolio -
ING American Century Small-Mid Cap Value Portfolio - Service	Class I
Class	ING International Index Portfolio - Class I
ING Baron Asset Portfolio - Service Class	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
ING Baron Small Cap Growth Portfolio - Service Class	Class I
ING Columbia Small Cap Value II Portfolio - Service Class	ING Opportunistic Large Cap Growth Portfolio - Class I
ING Davis New York Venture Portfolio - Service Class	ING Opportunistic Large Cap Value Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING Opportunistic Large Cap Value Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class I
ING Legg Mason Partners Aggressive Growth Portfolio - Initial	ING RussellTM Mid Cap Index Portfolio - Class I
Class	ING RussellTM Small Cap Index Portfolio - Class I
ING Lord Abbett U.S. Government Securities Portfolio - Initial	ING VP Index Plus LargeCap Portfolio - Class I
Class	ING VP Index Plus MidCap Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING Neuberger Berman Regency Portfolio - Service Class	ING Variable Products Trust:
ING OpCap Balanced Value Portfolio - Service Class	ING VP Financial Services Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP High Yield Bond Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Pioneer High Yield Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING VP Balanced Portfolio, Inc.:
ING Solution 2045 Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Intermediate Bond Portfolio - Class I
Initial Class	ING VP Money Market Portfolio:
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING VP Money Market Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	Janus Aspen Series:
ING Templeton Foreign Equity Portfolio - Service Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series Large Cap Growth Portfolio - Institutional
ING UBS U.S. Small Cap Growth Portfolio - Service Class	Shares
ING Van Kampen Comstock Portfolio - Service Class	Janus Aspen Series Mid Cap Growth Portfolio - Institutional
ING Van Kampen Equity and Income Portfolio - Initial Class	Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Worldwide Growth Portfolio - Institutional
ING VP Strategic Allocation Conservative Portfolio - Class I	Shares
ING VP Strategic Allocation Growth Portfolio - Class I	Lord Abbett Series Fund, Inc.:
ING VP Strategic Allocation Moderate Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Funds:	Oppenheimer Variable Account Funds:
ING VP Growth and Income Portfolio - Class I	Oppenheimer Global Securities/VA
ING Variable Insurance Trust:	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 1	Oppenheimer Main Street Small Cap Fund®/VA
ING GET U.S. Core Portfolio - Series 2	Oppenheimer Mid Cap Fund/VA
ING GET U.S. Core Portfolio - Series 3	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 4	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 5	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 6	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 7	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 8

Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2009

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders	Federated
	Fund - Series I	Equity Fund -	Balanced	Fund II -	Capital Income
	Shares	Series I Shares	Portfolio	Primary Shares	Fund II

Assets
Investments in mutual funds
at fair value	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Total assets	523	1,084	1,172	8,770	1,491

Net assets	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Net assets
Accumulation units	$ 470	$ 829	$ 1,172	$ 8,746	$ 1,485
Contracts in payout (annuitization)
period	53	255	-	24	6

Total net assets	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Total number of shares	30,979	54,871	939,251	1,077,446	205,590

Cost of shares	$ 802	$ 1,454	$ 1,722	$ 17,065	$ 1,806

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Federated
		Federated Fund	High Income		Federated Mid
	Federated	for U.S.	Bond Fund II -	Federated	Cap Growth
	Equity Income	Government	Primary	International	Strategies
	Fund II	Securities II	Shares	Equity Fund II	Fund II

Assets
Investments in mutual funds
at fair value	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Total assets	2,394	1,916	3,488	1,384	2,540

Net assets	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Net assets
Accumulation units	$ 2,329	$ 1,916	$ 3,461	$ 1,373	$ 2,540
Contracts in payout (annuitization)
period	65	-	27	11	-

Total net assets	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Total number of shares	219,797	167,297	693,477	136,985	199,351

Cost of shares	$ 2,698	$ 1,872	$ 5,140	$ 1,715	$ 3,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Total assets	1,747	61,149	7,951	69	4,584

Net assets	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Net assets
Accumulation units	$ 1,747	$ 61,149	$ 7,951	$ -	$ 4,584
Contracts in payout (annuitization)
period	-	-	-	69	-

Total net assets	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Total number of shares	1,746,537	4,639,512	337,914	17,513	376,673

Cost of shares	$ 1,747	$ 109,716	$ 11,518	$ 106	$ 8,246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			Fidelity® VIP		ING
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small	AllianceBernstein
	Contrafund®	Index 500	Grade Bond	Cap Value	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio - Service
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Total assets	109,547	21,722	876	2,729	64

Net assets	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Net assets
Accumulation units	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Total number of shares	7,118,051	218,996	73,980	258,659	8,671

Cost of shares	$ 191,205	$ 26,020	$ 941	$ 4,523	$ 135

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
		ING American		Large Cap
		Funds	ING American	Growth	ING Evergreen
	ING American	Growth-	Funds	Portfolio -	Health Sciences
	Funds Growth	Income	International	Institutional	Portfolio -
	Portfolio	Portfolio	Portfolio	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Total assets	12,540	11,419	13,434	21,426	666

Net assets	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Net assets
Accumulation units	$ 11,113	$ 9,867	$ 11,947	$ 19,777	$ 666
Contracts in payout (annuitization)
period	1,427	1,552	1,487	1,649	-

Total net assets	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Total number of shares	343,938	438,854	960,283	3,207,530	77,732

Cost of shares	$ 20,825	$ 17,647	$ 20,695	$ 38,760	$ 889

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Evergreen	ING FMRSM
	Omega	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Portfolio -	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Total assets	6,965	13,578	815	3,482	1,885

Net assets	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Net assets
Accumulation units	$ 6,302	$ 12,340	$ 815	$ 3,482	$ 1,885
Contracts in payout (annuitization)
period	663	1,238	-	-	-

Total net assets	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Total number of shares	850,381	1,584,421	95,372	456,959	328,998

Cost of shares	$ 9,094	$ 22,238	$ 1,261	$ 5,046	$ 2,978

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING JPMorgan
	ING Global				Emerging
	Real Estate	ING Global	ING Global	ING Janus	Markets Equity
	Portfolio -	Real Estate	Resources	Contrarian	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Total assets	1,087	902	6,198	139	3,328

Net assets	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Net assets
Accumulation units	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Total number of shares	152,612	127,230	475,704	17,748	276,430

Cost of shares	$ 1,536	$ 1,671	$ 11,464	$ 186	$ 6,560

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Markets	Equity	Small Cap	Opportunities	Value
	Equity	Portfolio -	Core Equity	Portfolio -	Opportunities
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Total assets	4,184	1,919	102	10,576	1,426

Net assets	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Net assets
Accumulation units	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Total number of shares	348,378	226,596	12,093	1,780,401	238,489

Cost of shares	$ 7,454	$ 3,056	$ 155	$ 18,401	$ 2,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING Legg		ING LifeStyle
	ING Julius	Mason Value	ING Legg	Aggressive	ING LifeStyle
	Baer Foreign	Portfolio -	Mason Value	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Total assets	7,156	7,015	162	1,068	4,777

Net assets	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Net assets
Accumulation units	$ 7,156	$ 6,370	$ 162	$ 1,068	$ 4,777
Contracts in payout (annuitization)
period	-	645	-	-	-

Total net assets	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Total number of shares	767,012	2,057,231	47,741	148,749	600,905

Cost of shares	$ 12,444	$ 17,285	$ 413	$ 1,871	$ 7,608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lord
	ING LifeStyle		Abbett	ING Lord
	Moderate	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Growth	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Total assets	6,997	7,314	4,020	458	1,285

Net assets	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Net assets
Accumulation units	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Total number of shares	845,080	830,231	615,631	69,681	114,337

Cost of shares	$ 10,473	$ 9,900	$ 7,038	$ 778	$ 2,009

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING
	ING Marsico	ING MFS Total			Oppenheimer
	International	Return	ING MFS	ING MFS	Main Street
	Opportunities	Portfolio -	Total Return	Utilities	Portfolio® -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Total assets	5,138	48,840	1,153	2,161	1,448

Net assets	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Net assets
Accumulation units	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,242
Contracts in payout (annuitization)
period	-	-	-	-	206

Total net assets	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Total number of shares	670,771	4,114,600	96,914	227,262	119,642

Cost of shares	$ 9,849	$ 70,844	$ 1,682	$ 3,669	$ 2,238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING		ING Pioneer		ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value
	Main Street	High Yield	Portfolio -	Fund Portfolio	Portfolio -
	Portfolio® -	Portfolio -	Institutional	- Institutional	Institutional
	Service Class	Service Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Total assets	112	1,748	3,765	10,140	2,428

Net assets	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Net assets
Accumulation units	$ 112	$ 1,748	$ 3,765	$ 8,260	$ 2,428
Contracts in payout (annuitization)
period	-	-	-	1,880	-

Total net assets	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Total number of shares	9,192	248,974	611,192	1,280,366	319,922

Cost of shares	$ 173	$ 2,416	$ 5,654	$ 14,671	$ 3,791

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Van
		ING T. Rowe	ING T. Rowe		Kampen
	ING Pioneer	Price Capital	Price Equity	ING Templeton	Capital Growth
	Mid Cap Value	Appreciation	Income	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Total assets	700	7,963	4,389	438	23,558

Net assets	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Net assets
Accumulation units	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,182
Contracts in payout (annuitization)
period	-	-	-	-	376

Total net assets	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Total number of shares	92,376	516,386	518,744	53,220	3,394,578

Cost of shares	$ 1,089	$ 12,358	$ 6,974	$ 770	$ 45,026

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van		ING VP Index
	Kampen		Plus	ING VP Index	ING Wells
	Growth and	ING Van	International	Plus	Fargo Small
	Income	Kampen Real Equity Portfolio		International	Cap Disciplined
	Portfolio -	Estate Portfolio	- Institutional	Equity Portfolio	Portfolio -
	Service Class	- Service Class	Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Total assets	835	1,064	9,835	600	123

Net assets	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Net assets
Accumulation units	$ 835	$ 1,064	$ 8,714	$ 600	$ 123
Contracts in payout (annuitization)
period	-	-	1,121	-	-

Total net assets	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Total number of shares	52,873	75,584	1,906,069	116,442	19,712

Cost of shares	$ 1,316	$ 1,877	$ 21,564	$ 1,291	$ 195

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Columbia
	Century Large	Century Small-		Small Cap	Small Cap
	Company Value	Mid Cap Value	ING Baron	Growth	Value II
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Total assets	170	1,200	266	2,765	761

Net assets	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Net assets
Accumulation units	$ 170	$ 1,200	$ 266	$ 2,765	$ 761
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Total number of shares	36,366	163,500	37,923	249,580	111,588

Cost of shares	$ 189	$ 1,715	$ 405	$ 4,304	$ 1,114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Legg	ING	ING
			Mason Partners	Neuberger	Neuberger
	ING Davis New ING JPMorgan		Aggressive	Berman	Berman
	York Venture	Mid Cap Value	Growth	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Total assets	2,118	1,530	16,298	14,045	226

Net assets	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Net assets
Accumulation units	$ 2,118	$ 1,530	$ 15,638	$ 11,670	$ 226
Contracts in payout (annuitization)
period	-	-	660	2,375	-

Total net assets	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Total number of shares	173,918	164,714	554,927	2,548,944	41,285

Cost of shares	$ 3,323	$ 2,467	$ 18,882	$ 26,582	$ 264

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING	ING
	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Strategic	Strategic	ING PIMCO	ING Pioneer
	Global	Income	Income	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Total assets	76,622	44,027	16	9,940	12,668

Net assets	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Net assets
Accumulation units	$ 74,064	$ 41,558	$ -	$ 9,940	$ 11,380
Contracts in payout (annuitization)
period	2,558	2,469	16	-	1,288

Total net assets	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Total number of shares	8,438,524	4,913,729	1,735	902,822	1,945,996

Cost of shares	$ 108,429	$ 51,326	$ 19	$ 10,077	$ 17,565

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Total assets	2,423	1,467	1,196	764	1,349

Net assets	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Net assets
Accumulation units	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Total number of shares	277,838	180,002	149,158	96,167	143,980

Cost of shares	$ 3,217	$ 2,079	$ 1,768	$ 1,073	$ 1,563

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe			ING UBS U.S.
	Diversified Mid	Price Growth	ING Templeton	ING	Large Cap
	Cap Growth	Equity	Foreign Equity	Thornburg	Equity
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Initial Class	Initial Class	Initial Class	- Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Total assets	32,650	25,211	18,241	13,421	15,297

Net assets	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Net assets
Accumulation units	$ 32,650	$ 22,010	$ 16,993	$ 11,621	$ 15,297
Contracts in payout (annuitization)
period	-	3,201	1,248	1,800	-

Total net assets	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Total number of shares	7,097,747	771,464	2,317,820	658,542	2,467,276

Cost of shares	$ 55,311	$ 35,506	$ 29,435	$ 17,056	$ 20,559

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING Van	ING VP	ING VP	ING VP
	ING Van	Kampen	Strategic	Strategic	Strategic
	Kampen	Equity and	Allocation	Allocation	Allocation
	Comstock	Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Total assets	1,370	67,293	8,278	8,438	9,608

Net assets	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Net assets
Accumulation units	$ 1,370	$ 67,293	$ 6,242	$ 6,430	$ 7,269
Contracts in payout (annuitization)
period	-	-	2,036	2,008	2,339

Total net assets	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Total number of shares	192,434	2,613,313	905,707	932,377	1,055,859

Cost of shares	$ 2,256	$ 88,758	$ 11,421	$ 12,777	$ 14,564

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING VP
Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio	Core Portfolio	Core Portfolio -
	Class I	Series 3	- Series 4	- Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Total assets	186,679	16,807	2,543	1,685	22,445

Net assets	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Net assets
Accumulation units	$ 141,206	$ 16,807	$ 2,543	$ 1,685	$ 22,445
Contracts in payout (annuitization)
period	45,473	-	-	-	-

Total net assets	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Total number of shares	12,354,647	1,771,032	302,422	213,348	2,754,030

Cost of shares	$ 237,330	$ 17,638	$ 2,977	$ 2,058	$ 26,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio	Core Portfolio
	Series 7	Series 8	Series 9	- Series 10	- Series 11

Assets
Investments in mutual funds
at fair value	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Total assets	12,593	10,922	8,130	6,522	8,130

Net assets	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Net assets
Accumulation units	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Total number of shares	1,572,115	1,370,359	1,025,235	783,855	987,852

Cost of shares	$ 15,103	$ 13,262	$ 9,817	$ 7,603	$ 9,411

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
				Global Science	ING
	ING GET U.S.	ING GET U.S.	ING GET U.S.	and Technology	International
	Core Portfolio	Core Portfolio	Core Portfolio	Portfolio -	Index Portfolio
	- Series 12	- Series 13	- Series 14	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Total assets	20,401	19,436	21,091	3,743	211

Net assets	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Net assets
Accumulation units	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Total number of shares	2,553,318	1,943,575	2,016,332	1,141,276	32,871

Cost of shares	$ 24,272	$ 19,674	$ 20,564	$ 5,675	$ 315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING	ING	ING Russell™
	Aggregate	Large Cap	Opportunistic	Opportunistic	Large Cap
	Bond Index®	Growth	Large Cap	Large Cap	Index
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Total assets	96	7,963	4,682	285	641

Net assets	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Net assets
Accumulation units	$ 96	$ 6,902	$ 4,682	$ 285	$ 641
Contracts in payout (annuitization)
period	-	1,061	-	-	-

Total net assets	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Total number of shares	9,520	1,144,145	541,295	33,219	88,894

Cost of shares	$ 92	$ 9,875	$ 6,856	$ 451	$ 653

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Index Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Total assets	29	35	79,909	7,814	3,465

Net assets	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Net assets
Accumulation units	$ 29	$ 35	$ 62,222	$ 7,814	$ 3,465
Contracts in payout (annuitization)
period	-	-	17,687	-	-

Total net assets	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Total number of shares	4,411	4,562	7,654,109	786,096	368,191

Cost of shares	$ 42	$ 45	$ 117,772	$ 13,494	$ 5,919

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING VP Small	ING VP	MidCap	MidCap	SmallCap
	Company	International	Opportunities	Opportunities	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Total assets	27,869	3,607	498	2,720	522

Net assets	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Net assets
Accumulation units	$ 24,019	$ 3,607	$ 498	$ 2,720	$ 522
Contracts in payout (annuitization)
period	3,850	-	-	-	-

Total net assets	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Total number of shares	2,381,962	532,770	77,869	432,475	42,569

Cost of shares	$ 45,187	$ 6,662	$ 698	$ 2,844	$ 640

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP				Janus Aspen
	SmallCap	ING VP	ING VP	ING VP Money	Series Balanced
	Opportunities	Balanced	Intermediate	Market	Portfolio -
	Portfolio -	Portfolio -	Bond Portfolio	Portfolio -	Institutional
	Class S	Class I	- Class I	Class I	Shares

Assets
Investments in mutual funds
at fair value	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Total assets	1,876	81,353	100,529	207,378	16

Net assets	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Net assets
Accumulation units	$ 1,876	$ 58,301	$ 91,590	$ 196,878	$ 16
Contracts in payout (annuitization)
period	-	23,052	8,939	10,500	-

Total net assets	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Total number of shares	155,661	8,861,996	9,073,007	207,377,659	684

Cost of shares	$ 2,798	$ 111,675	$ 117,716	$ 207,378	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Mid-Cap
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Value
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC

Assets
Investments in mutual funds
at fair value	$ 3	$ 5	$ 1	$ 2	$ 2,000

Total assets	3	5	1	2	2,000

Net assets	$ 3	$ 5	$ 1	$ 2	$ 2,000

Net assets
Accumulation units	$ 3	$ 5	$ 1	$ 2	$ 2,000
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 3	$ 5	$ 1	$ 2	$ 2,000

Total number of shares	223	347	63	91	190,286

Cost of shares	$ 3	$ 7	$ 2	$ 3	$ 3,752

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

PIMCO Real
			Oppenheimer		Return
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Portfolio -
	Global	Main Street	Small Cap	Mid Cap	Administrative
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Class

Assets
Investments in mutual funds
at fair value	$ 47	$ 255	$ 382	$ 37	$ 5,888

Total assets	47	255	382	37	5,888

Net assets	$ 47	$ 255	$ 382	$ 37	$ 5,888

Net assets
Accumulation units	$ 47	$ -	$ 382	$ -	$ 5,888
Contracts in payout (annuitization)
period	-	255	-	37	-

Total net assets	$ 47	$ 255	$ 382	$ 37	$ 5,888

Total number of shares	2,318	17,495	35,848	1,344	522,923

Cost of shares	$ 77	$ 409	$ 636	$ 67	$ 6,601

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA

Assets
Investments in mutual funds
at fair value	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Total assets	1,033	308	406	1,732	231

Net assets	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Net assets
Accumulation units	$ 1,033	$ 308	$ 406	$ 1,732	$ 231
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Total number of shares	65,239	47,733	19,633	124,865	11,968

Cost of shares	$ 2,330	$ 493	$ 573	$ 3,386	$ 394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders	Federated
	Fund - Series I	Equity Fund -	Balanced	Fund II -	Capital Income
	Shares	Series I Shares	Portfolio	Primary Shares	Fund II

Net investment income (loss)
Income:
Dividends	$ -	$ 31	$ 39	$ 253	$ 125

Total investment income	-	31	39	253	125
Expenses:
Mortality and expense risk and
other charges	6	14	17	182	28

Total expenses	6	14	17	182	28

Net investment income (loss)	(6)	17	22	71	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	86	8	(2,513)	163
Capital gains distributions	-	-	22	3,909	-

Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	1,396	163
Net unrealized appreciation
(depreciation) of investments	(376)	(600)	(598)	(6,707)	(698)

Net realized and unrealized gain (loss)
on investments	(386)	(514)	(568)	(5,311)	(535)

Net increase (decrease) in net assets
resulting from operations	$ (392)	$ (497)	$ (546)	$ (5,240)	$ (438)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II

Net investment income (loss)
Income:
Dividends	$ 138	$ 101	$ 478	$ 16	$ -

Total investment income	138	101	478	16	-
Expenses:
Mortality and expense risk and
other charges	50	28	66	34	62

Total expenses	50	28	66	34	62

Net investment income (loss)	88	73	412	(18)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	(9)	(59)	111	(358)
Capital gains distributions	-	-	-	-	1,296

Total realized gain (loss) on investments
and capital gains distributions	61	(9)	(59)	111	938
Net unrealized appreciation
(depreciation) of investments	(1,429)	(10)	(1,681)	(1,453)	(3,095)

Net realized and unrealized gain (loss)
on investments	(1,368)	(19)	(1,740)	(1,342)	(2,157)

Net increase (decrease) in net assets
resulting from operations	$ (1,280)	$ 54	$ (1,328)	$ (1,360)	$ (2,219)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 49	$ 2,266	$ 101	$ 8	$ 178

Total investment income	49	2,266	101	8	178
Expenses:
Mortality and expense risk and
other charges	28	1,259	115	1	69

Total expenses	28	1,259	115	1	69

Net investment income (loss)	21	1,007	(14)	7	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,460	317	(1)	(362)
Capital gains distributions	-	115	-	-	934

Total realized gain (loss) on investments
and capital gains distributions	-	1,575	317	(1)	572
Net unrealized appreciation
(depreciation) of investments	-	(56,060)	(7,918)	(30)	(4,850)

Net realized and unrealized gain (loss)
on investments	-	(54,485)	(7,601)	(31)	(4,278)

Net increase (decrease) in net assets
resulting from operations	$ 21	$ (53,478)	$ (7,615)	$ (24)	$ (4,169)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,601	$ 649	$ 41	$ 46	$ 411

Total investment income	1,601	649	41	46	411
Expenses:
Mortality and expense risk and
other charges	2,096	439	14	32	64

Total expenses	2,096	439	14	32	64

Net investment income (loss)	(495)	210	27	14	347

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,172	689	(5)	(16)	(2,157)
Capital gains distributions	5,455	361	1	316	1,163

Total realized gain (loss) on investments
and capital gains distributions	10,627	1,050	(4)	300	(994)
Net unrealized appreciation
(depreciation) of investments	(103,575)	(15,330)	(69)	(1,705)	(117)

Net realized and unrealized gain (loss)
on investments	(92,948)	(14,280)	(73)	(1,405)	(1,111)

Net increase (decrease) in net assets
resulting from operations	$ (93,443)	$ (14,070)	$ (46)	$ (1,391)	$ (764)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 456	$ -	$ 162	$ 251	$ 381

Total investment income	456	-	162	251	381
Expenses:
Mortality and expense risk and
other charges	221	1	266	228	275

Total expenses	221	1	266	228	275

Net investment income (loss)	235	(1)	(104)	23	106

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	352	(28)	(89)	(160)	(197)
Capital gains distributions	-	25	1,529	693	1,230

Total realized gain (loss) on investments
and capital gains distributions	352	(3)	1,440	533	1,033
Net unrealized appreciation
(depreciation) of investments	(849)	(70)	(12,672)	(8,829)	(12,561)

Net realized and unrealized gain (loss)
on investments	(497)	(73)	(11,232)	(8,296)	(11,528)

Net increase (decrease) in net assets
resulting from operations	$ (262)	$ (74)	$ (11,336)	$ (8,273)	$ (11,422)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING BlackRock
	Large Cap		ING Evergreen	ING FMRSM
	Growth	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Portfolio -	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Class	Service Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 64	$ 1	$ 48	$ 242	$ 8

Total investment income	64	1	48	242	8
Expenses:
Mortality and expense risk and
other charges	393	6	121	270	10

Total expenses	393	6	121	270	10

Net investment income (loss)	(329)	(5)	(73)	(28)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,417)	(110)	(6)	(1,281)	(127)
Capital gains distributions	3,685	33	1,085	1,546	92

Total realized gain (loss) on investments
and capital gains distributions	1,268	(77)	1,079	265	(35)
Net unrealized appreciation
(depreciation) of investments	(16,599)	(238)	(3,981)	(10,098)	(546)

Net realized and unrealized gain (loss)
on investments	(15,331)	(315)	(2,902)	(9,833)	(581)

Net increase (decrease) in net assets
resulting from operations	$ (15,660)	$ (320)	$ (2,975)	$ (9,861)	$ (583)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

			ING Global
	ING Franklin	ING Franklin	Real Estate	ING Global	ING Global
	Income	Mutual Shares	Portfolio -	Real Estate	Resources
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 160	$ 83	$ -	$ -	$ 185

Total investment income	160	83	-	-	185
Expenses:
Mortality and expense risk and
other charges	71	36	3	21	112

Total expenses	71	36	3	21	112

Net investment income (loss)	89	47	(3)	(21)	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(245)	(166)	(49)	(488)	(493)
Capital gains distributions	40	4	-	-	1,883

Total realized gain (loss) on investments
and capital gains distributions	(205)	(162)	(49)	(488)	1,390
Net unrealized appreciation
(depreciation) of investments	(1,616)	(1,162)	(449)	(385)	(6,547)

Net realized and unrealized gain (loss)
on investments	(1,821)	(1,324)	(498)	(873)	(5,157)

Net increase (decrease) in net assets
resulting from operations	$ (1,732)	$ (1,277)	$ (501)	$ (894)	$ (5,084)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	ING Janus	Markets Equity	Emerging	Equity	Small Cap Core
	Contrarian	Portfolio -	Markets Equity	Portfolio -	Equity
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 160	$ 183	$ 22	$ 1

Total investment income	1	160	183	22	1
Expenses:
Mortality and expense risk and
other charges	1	94	64	36	1

Total expenses	1	94	64	36	1

Net investment income (loss)	-	66	119	(14)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(105)	(10)	371	(162)	(15)
Capital gains distributions	28	361	451	262	11

Total realized gain (loss) on investments
and capital gains distributions	(77)	351	822	100	(4)
Net unrealized appreciation
(depreciation) of investments	(47)	(4,720)	(5,878)	(1,062)	(40)

Net realized and unrealized gain (loss)
on investments	(124)	(4,369)	(5,056)	(962)	(44)

Net increase (decrease) in net assets
resulting from operations	$ (124)	$ (4,303)	$ (4,937)	$ (976)	$ (44)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Portfolio -	Mason Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 634	$ 64	$ -	$ 38	$ -

Total investment income	634	64	-	38	-
Expenses:
Mortality and expense risk and
other charges	222	29	112	166	2

Total expenses	222	29	112	166	2

Net investment income (loss)	412	35	(112)	(128)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,210)	(71)	(257)	(1,849)	(67)
Capital gains distributions	2,020	239	1,216	3,151	78

Total realized gain (loss) on investments
and capital gains distributions	810	168	959	1,302	11
Net unrealized appreciation
(depreciation) of investments	(9,990)	(1,247)	(7,252)	(11,479)	(237)

Net realized and unrealized gain (loss)
on investments	(9,180)	(1,079)	(6,293)	(10,177)	(226)

Net increase (decrease) in net assets
resulting from operations	$ (8,768)	$ (1,044)	$ (6,405)	$ (10,305)	$ (228)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING Lord
	ING LifeStyle		ING LifeStyle		Abbett
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 27	$ 104	$ 202	$ 182	$ 178

Total investment income	27	104	202	182	178
Expenses:
Mortality and expense risk and
other charges	20	81	139	131	46

Total expenses	20	81	139	131	46

Net investment income (loss)	7	23	63	51	132

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(104)	(319)	(299)	(201)
Capital gains distributions	162	358	491	325	776

Total realized gain (loss) on investments
and capital gains distributions	(23)	254	172	26	575
Net unrealized appreciation
(depreciation) of investments	(766)	(3,134)	(4,070)	(3,025)	(3,148)

Net realized and unrealized gain (loss)
on investments	(789)	(2,880)	(3,898)	(2,999)	(2,573)

Net increase (decrease) in net assets
resulting from operations	$ (782)	$ (2,857)	$ (3,835)	$ (2,948)	$ (2,441)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING Lord		ING Marsico	ING MFS Total
	Abbett	ING Marsico	International	Return	ING MFS Total
	Affiliated	Growth	Opportunities	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 17	$ 10	$ 97	$ 4,198	$ 85

Total investment income	17	10	97	4,198	85
Expenses:
Mortality and expense risk and
other charges	9	18	116	894	12

Total expenses	9	18	116	894	12

Net investment income (loss)	8	(8)	(19)	3,304	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(75)	(431)	(4,389)	(68)
Capital gains distributions	104	-	1,006	6,658	143

Total realized gain (loss) on investments
and capital gains distributions	37	(75)	575	2,269	75
Net unrealized appreciation
(depreciation) of investments	(351)	(847)	(6,683)	(23,157)	(498)

Net realized and unrealized gain (loss)
on investments	(314)	(922)	(6,108)	(20,888)	(423)

Net increase (decrease) in net assets
resulting from operations	$ (306)	$ (930)	$ (6,127)	$ (17,584)	$ (350)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

			ING
			Oppenheimer	ING
	ING MFS	ING Mid Cap	Main Street	Oppenheimer	ING PIMCO
	Utilities	Growth	Portfolio® -	Main Street	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio® -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 102	$ -	$ 67	$ 4	$ 193

Total investment income	102	-	67	4	193
Expenses:
Mortality and expense risk and
other charges	28	1	30	1	28

Total expenses	28	1	30	1	28

Net investment income (loss)	74	(1)	37	3	165

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(310)	(18)	(85)	(1)	(157)
Capital gains distributions	399	-	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	89	(18)	(85)	(1)	(156)
Net unrealized appreciation
(depreciation) of investments	(1,701)	3	(939)	(62)	(580)

Net realized and unrealized gain (loss)
on investments	(1,612)	(15)	(1,024)	(63)	(736)

Net increase (decrease) in net assets
resulting from operations	$ (1,538)	$ (16)	$ (987)	$ (60)	$ (571)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING Pioneer		ING Pioneer		ING T. Rowe
	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital
	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 143	$ 516	$ 64	$ 15	$ 399

Total investment income	143	516	64	15	399
Expenses:
Mortality and expense risk and
other charges	46	200	25	12	80

Total expenses	46	200	25	12	80

Net investment income (loss)	97	316	39	3	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(196)	588	(134)	(175)	(275)
Capital gains distributions	-	608	181	58	865

Total realized gain (loss) on investments
and capital gains distributions	(196)	1,196	47	(117)	590
Net unrealized appreciation
(depreciation) of investments	(1,671)	(7,916)	(1,278)	(284)	(3,970)

Net realized and unrealized gain (loss)
on investments	(1,867)	(6,720)	(1,231)	(401)	(3,380)

Net increase (decrease) in net assets
resulting from operations	$ (1,770)	$ (6,404)	$ (1,192)	$ (398)	$ (3,061)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

				ING Van	ING Van
	ING T. Rowe			Kampen	Kampen
	Price Equity	ING Templeton	ING UBS U.S.	Capital Growth	Growth and
	Income	Global Growth	Allocation	Portfolio -	Income
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 247	$ 9	$ 150	$ 40	$ 39

Total investment income	247	9	150	40	39
Expenses:
Mortality and expense risk and
other charges	59	12	21	339	9

Total expenses	59	12	21	339	9

Net investment income (loss)	188	(3)	129	(299)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(456)	(155)	(952)	(1,990)	(42)
Capital gains distributions	488	36	615	1,136	83

Total realized gain (loss) on investments
and capital gains distributions	32	(119)	(337)	(854)	41
Net unrealized appreciation
(depreciation) of investments	(2,867)	(297)	(128)	(21,468)	(458)

Net realized and unrealized gain (loss)
on investments	(2,835)	(416)	(465)	(22,322)	(417)

Net increase (decrease) in net assets
resulting from operations	$ (2,647)	$ (419)	$ (336)	$ (22,621)	$ (387)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

			ING VP Index
	ING Van		Plus	ING VP Index
	Kampen Large		International	Plus	ING Wells
	Cap Growth	ING Van	Equity	International	Fargo
	Portfolio -	Kampen Real	Portfolio -	Equity	Disciplined
	Institutional	Estate Portfolio	Institutional	Portfolio -	Value Portfolio
	Class	- Service Class	Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 283	$ 19	$ 1,132	$ 55	$ 11

Total investment income	283	19	1,132	55	11
Expenses:
Mortality and expense risk and
other charges	213	13	215	8	3

Total expenses	213	13	215	8	3

Net investment income (loss)	70	6	917	47	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,050)	(882)	(3,863)	(136)	(86)
Capital gains distributions	1,817	292	5,025	261	-

Total realized gain (loss) on investments
and capital gains distributions	(1,233)	(590)	1,162	125	(86)
Net unrealized appreciation
(depreciation) of investments	(2,223)	(283)	(11,378)	(666)	30

Net realized and unrealized gain (loss)
on investments	(3,456)	(873)	(10,216)	(541)	(56)

Net increase (decrease) in net assets
resulting from operations	$ (3,386)	$ (867)	$ (9,299)	$ (494)	$ (48)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING Wells	ING American	ING American		ING Baron
	Fargo Small	Century Large	Century Small-		Small Cap
	Cap Disciplined	Company Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 27	$ 9	$ -	$ -

Total investment income	2	27	9	-	-
Expenses:
Mortality and expense risk and
other charges	3	2	10	5	39

Total expenses	3	2	10	5	39

Net investment income (loss)	(1)	25	(1)	(5)	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(214)	(51)	(256)	(133)
Capital gains distributions	26	78	138	10	135

Total realized gain (loss) on investments
and capital gains distributions	(32)	(136)	87	(246)	2
Net unrealized appreciation
(depreciation) of investments	(50)	4	(403)	(140)	(2,082)

Net realized and unrealized gain (loss)
on investments	(82)	(132)	(316)	(386)	(2,080)

Net increase (decrease) in net assets
resulting from operations	$ (83)	$ (107)	$ (317)	$ (391)	$ (2,119)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

					ING Legg
	ING Columbia				Mason Partners
	Small Cap	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive
	Value II	York Venture	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 21	$ 1,035	$ 43	$ -

Total investment income	1	21	1,035	43	-
Expenses:
Mortality and expense risk and
other charges	14	32	125	20	321

Total expenses	14	32	125	20	321

Net investment income (loss)	(13)	(11)	910	23	(321)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	(82)	(12,350)	(32)	1,691
Capital gains distributions	9	31	17,447	197	-

Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	5,097	165	1,691
Net unrealized appreciation
(depreciation) of investments	(484)	(1,332)	(7,404)	(1,009)	(13,101)

Net realized and unrealized gain (loss)
on investments	(513)	(1,383)	(2,307)	(844)	(11,410)

Net increase (decrease) in net assets
resulting from operations	$ (526)	$ (1,394)	$ (1,397)	$ (821)	$ (11,731)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger	ING Neuberger
	Government	Berman	Berman	Berman	ING OpCap
	Securities	Partners	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 180	$ 68	$ -	$ -	$ 36

Total investment income	180	68	-	-	36
Expenses:
Mortality and expense risk and
other charges	49	356	1	-	6

Total expenses	49	356	1	-	6

Net investment income (loss)	131	(288)	(1)	-	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(214)	(865)	(33)	(15)	(477)
Capital gains distributions	378	-	-	-	164

Total realized gain (loss) on investments
and capital gains distributions	164	(865)	(33)	(15)	(313)
Net unrealized appreciation
(depreciation) of investments	(127)	(15,646)	(39)	11	23

Net realized and unrealized gain (loss)
on investments	37	(16,511)	(72)	(4)	(290)

Net increase (decrease) in net assets
resulting from operations	$ 168	$ (16,799)	$ (73)	$ (4)	$ (260)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

		ING	ING
		Oppenheimer	Oppenheimer
	ING	Strategic	Strategic	ING PIMCO	ING Pioneer
	Oppenheimer	Income	Income	Total Return	High Yield
	Global Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,679	$ 3,021	$ 1	$ 419	$ 492

Total investment income	2,679	3,021	1	419	492
Expenses:
Mortality and expense risk and
other charges	1,412	738	-	80	59

Total expenses	1,412	738	-	80	59

Net investment income (loss)	1,267	2,283	1	339	433

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,671	815	-	84	(460)
Capital gains distributions	9,258	202	-	134	7

Total realized gain (loss) on investments
and capital gains distributions	11,929	1,017	-	218	(453)
Net unrealized appreciation
(depreciation) of investments	(71,805)	(13,035)	(4)	(649)	(4,889)

Net realized and unrealized gain (loss)
on investments	(59,876)	(12,018)	(4)	(431)	(5,342)

Net increase (decrease) in net assets
resulting from operations	$ (58,609)	$ (9,735)	$ (3)	$ (92)	$ (4,909)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

					ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 46	$ 21	$ 19	$ 11	$ 20

Total investment income	46	21	19	11	20
Expenses:
Mortality and expense risk and
other charges	20	15	13	9	10

Total expenses	20	15	13	9	10

Net investment income (loss)	26	6	6	2	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	(77)	(81)	(253)	(9)
Capital gains distributions	59	47	48	33	20

Total realized gain (loss) on investments
and capital gains distributions	113	(30)	(33)	(220)	11
Net unrealized appreciation
(depreciation) of investments	(908)	(680)	(626)	(308)	(241)

Net realized and unrealized gain (loss)
on investments	(795)	(710)	(659)	(528)	(230)

Net increase (decrease) in net assets
resulting from operations	$ (769)	$ (704)	$ (653)	$ (526)	$ (220)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Initial Class	Initial Class	Initial Class	Service Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 232	$ 529	$ 602	$ -	$ 106

Total investment income	232	529	602	-	106
Expenses:
Mortality and expense risk and
other charges	624	513	208	5	240

Total expenses	624	513	208	5	240

Net investment income (loss)	(392)	16	394	(5)	(134)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	213	1,201	(1,809)	(26)	1,095
Capital gains distributions	8,215	3,035	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)	1,095
Net unrealized appreciation
(depreciation) of investments	(35,176)	(25,140)	(11,194)	(45)	(11,027)

Net realized and unrealized gain (loss)
on investments	(26,748)	(20,904)	(13,003)	(71)	(9,932)

Net increase (decrease) in net assets
resulting from operations	$ (27,140)	$ (20,888)	$ (12,609)	$ (76)	$ (10,066)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING VP
	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van	Strategic
	Large Cap	Small Cap	Kampen	Kampen Equity	Allocation
	Equity	Growth	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Class I

Net investment income (loss)
Income:
Dividends	$ 550	$ -	$ 73	$ 4,479	$ 477

Total investment income	550	-	73	4,479	477
Expenses:
Mortality and expense risk and
other charges	296	-	16	1,100	144

Total expenses	296	-	16	1,100	144

Net investment income (loss)	254	-	57	3,379	333

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	661	(7)	(53)	(36)	(301)
Capital gains distributions	-	-	114	4,939	942

Total realized gain (loss) on investments
and capital gains distributions	661	(7)	61	4,903	641
Net unrealized appreciation
(depreciation) of investments	(12,137)	4	(955)	(32,701)	(3,955)

Net realized and unrealized gain (loss)
on investments	(11,476)	(3)	(894)	(27,798)	(3,314)

Net increase (decrease) in net assets
resulting from operations	$ (11,222)	$ (3)	$ (837)	$ (24,419)	$ (2,981)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and
	Growth	Moderate	Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 1	Series 2

Net investment income (loss)
Income:
Dividends	$ 269	$ 418	$ 3,880	$ 502	$ 240

Total investment income	269	418	3,880	502	240
Expenses:
Mortality and expense risk and
other charges	133	173	2,933	177	95

Total expenses	133	173	2,933	177	95

Net investment income (loss)	136	245	947	325	145

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(175)	(439)	4,363	(1,752)	(688)
Capital gains distributions	1,530	1,634	-	1,207	390

Total realized gain (loss) on investments
and capital gains distributions	1,355	1,195	4,363	(545)	(298)
Net unrealized appreciation
(depreciation) of investments	(6,271)	(6,295)	(129,666)	(475)	(219)

Net realized and unrealized gain (loss)
on investments	(4,916)	(5,100)	(125,303)	(1,020)	(517)

Net increase (decrease) in net assets
resulting from operations	$ (4,780)	$ (4,855)	$ (124,356)	$ (695)	$ (372)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7

Net investment income (loss)
Income:
Dividends	$ 434	$ 93	$ 34	$ 504	$ 319

Total investment income	434	93	34	504	319
Expenses:
Mortality and expense risk and
other charges	370	60	34	447	272

Total expenses	370	60	34	447	272

Net investment income (loss)	64	33	-	57	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(91)	(127)	(702)	(691)
Capital gains distributions	1,002	422	395	4,268	3,092

Total realized gain (loss) on investments
and capital gains distributions	995	331	268	3,566	2,401
Net unrealized appreciation
(depreciation) of investments	(2,136)	(623)	(479)	(5,913)	(3,677)

Net realized and unrealized gain (loss)
on investments	(1,141)	(292)	(211)	(2,347)	(1,276)

Net increase (decrease) in net assets
resulting from operations	$ (1,077)	$ (259)	$ (211)	$ (2,290)	$ (1,229)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12

Net investment income (loss)
Income:
Dividends	$ 248	$ 208	$ 218	$ 222	$ 506

Total investment income	248	208	218	222	506
Expenses:
Mortality and expense risk and
other charges	212	160	139	152	510

Total expenses	212	160	139	152	510

Net investment income (loss)	36	48	79	70	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(340)	(270)	(347)	(328)	(1,946)
Capital gains distributions	2,387	1,949	1,525	1,733	7,008

Total realized gain (loss) on investments
and capital gains distributions	2,047	1,679	1,178	1,405	5,062
Net unrealized appreciation
(depreciation) of investments	(3,239)	(2,484)	(1,796)	(1,698)	(8,028)

Net realized and unrealized gain (loss)
on investments	(1,192)	(805)	(618)	(293)	(2,966)

Net increase (decrease) in net assets
resulting from operations	$ (1,156)	$ (757)	$ (539)	$ (223)	$ (2,970)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING Lehman
			ING BlackRock		Brothers U.S.
			Global Science	ING	Aggregate
	ING GET U.S.	ING GET U.S.	and Technology	International	Bond Index®
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio	Portfolio -
	Series 13	Series 14	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 581	$ 440	$ -	$ 4	$ 1

Total investment income	581	440	-	4	1
Expenses:
Mortality and expense risk and
other charges	527	455	68	1	-

Total expenses	527	455	68	1	-

Net investment income (loss)	54	(15)	(68)	3	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(378)	33	148	-	1
Capital gains distributions	1,767	127	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,389	160	148	-	1
Net unrealized appreciation
(depreciation) of investments	(1,590)	(20)	(3,138)	(104)	4

Net realized and unrealized gain (loss)
on investments	(201)	140	(2,990)	(104)	5

Net increase (decrease) in net assets
resulting from operations	$ (147)	$ 125	$ (3,058)	$ (101)	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING
	Opportunistic	ING	ING
	Large Cap	Opportunistic	Opportunistic	ING Russell™	ING Russell™
	Growth	Large Cap	Large Cap	Large Cap	Mid Cap Index
	Portfolio -	Value Portfolio	Value Portfolio	Index Portfolio	Portfolio -
	Class I	- Class I	- Class S	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 98	$ 141	$ 9	$ 7	$ -

Total investment income	98	141	9	7	-
Expenses:
Mortality and expense risk and
other charges	143	82	6	-	-

Total expenses	143	82	6	-	-

Net investment income (loss)	(45)	59	3	7	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	663	179	(44)	(6)	(5)
Capital gains distributions	-	1,107	88	-	-

Total realized gain (loss) on investments
and capital gains distributions	663	1,286	44	(6)	(5)
Net unrealized appreciation
(depreciation) of investments	(7,666)	(4,318)	(266)	(12)	(13)

Net realized and unrealized gain (loss)
on investments	(7,003)	(3,032)	(222)	(18)	(18)

Net increase (decrease) in net assets
resulting from operations	$ (7,048)	$ (2,973)	$ (219)	$ (11)	$ (18)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING Russell™	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Index Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 2,695	$ 161	$ 46	$ 447

Total investment income	-	2,695	161	46	447
Expenses:
Mortality and expense risk and
other charges	-	1,507	94	40	497

Total expenses	-	1,507	94	40	497

Net investment income (loss)	-	1,188	67	6	(50)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	9,179	(169)	(200)	(1,819)
Capital gains distributions	-	9,470	1,513	313	5,656

Total realized gain (loss) on investments
and capital gains distributions	(6)	18,649	1,344	113	3,837
Net unrealized appreciation
(depreciation) of investments	(10)	(74,251)	(6,555)	(2,004)	(18,242)

Net realized and unrealized gain (loss)
on investments	(16)	(55,602)	(5,211)	(1,891)	(14,405)

Net increase (decrease) in net assets
resulting from operations	$ (16)	$ (54,414)	$ (5,144)	$ (1,885)	$ (14,455)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	ING VP			ING VP	ING VP
	Financial	ING VP High	ING VP	MidCap	MidCap
	Services	Yield Bond	International	Opportunities	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Class I	Class I	- Class I	Class I	Class S

Net investment income (loss)
Income:
Dividends	$ 12	$ 1,252	$ 133	$ -	$ -

Total investment income	12	1,252	133	-	-
Expenses:
Mortality and expense risk and
other charges	4	192	42	6	58

Total expenses	4	192	42	6	58

Net investment income (loss)	8	1,060	91	(6)	(58)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(309)	(3,297)	(372)	(14)	782
Capital gains distributions	49	-	716	-	-

Total realized gain (loss) on investments
and capital gains distributions	(260)	(3,297)	344	(14)	782
Net unrealized appreciation
(depreciation) of investments	97	1,092	(2,981)	(312)	(2,722)

Net realized and unrealized gain (loss)
on investments	(163)	(2,205)	(2,637)	(326)	(1,940)

Net increase (decrease) in net assets
resulting from operations	$ (155)	$ (1,145)	$ (2,546)	$ (332)	$ (1,998)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

		ING VP	ING VP
		SmallCap	SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	- Class I	Class I	Class S	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 26	$ -	$ -	$ 4,243	$ 6,055

Total investment income	26	-	-	4,243	6,055
Expenses:
Mortality and expense risk and
other charges	8	3	39	1,375	1,229

Total expenses	8	3	39	1,375	1,229

Net investment income (loss)	18	(3)	(39)	2,868	4,826

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(623)	(83)	91	(1,420)	(2,946)
Capital gains distributions	262	63	516	10,974	2,670

Total realized gain (loss) on investments
and capital gains distributions	(361)	(20)	607	9,554	(276)
Net unrealized appreciation
(depreciation) of investments	389	(128)	(1,789)	(49,597)	(15,079)

Net realized and unrealized gain (loss)
on investments	28	(148)	(1,182)	(40,043)	(15,355)

Net increase (decrease) in net assets
resulting from operations	$ 46	$ (151)	$ (1,221)	$ (37,175)	$ (10,529)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

				Janus Aspen	Janus Aspen
		Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	ING VP Money	Series Balanced	Series Flexible	Cap Growth	Growth
	Market	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Portfolio -	Institutional	- Institutional	Institutional	Institutional
	Class I	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 10,799	$ -	$ -	$ -	$ -

Total investment income	10,799	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	2,569	-	-	-	-

Total expenses	2,569	-	-	-	-

Net investment income (loss)	8,230	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	411	1	-	-	1
Capital gains distributions	-	1	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	411	2	-	-	1
Net unrealized appreciation
(depreciation) of investments	(5,671)	(5)	-	(4)	(3)

Net realized and unrealized gain (loss)
on investments	(5,260)	(3)	-	(4)	(2)

Net increase (decrease) in net assets
resulting from operations	$ 2,970	$ (3)	$ -	$ (4)	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	Janus Aspen
	Series
	Worldwide	Lord Abbett
	Growth	Series Fund -			Oppenheimer
	Portfolio -	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio - Class	Global	Main Street	Small Cap
	Shares	VC	Securities/VA	Fund®/VA	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ -	$ 36	$ 1	$ 6	$ 3

Total investment income	-	36	1	6	3
Expenses:
Mortality and expense risk and
other charges	-	28	-	4	4

Total expenses	-	28	-	4	4

Net investment income (loss)	-	8	1	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(354)	-	(6)	(19)
Capital gains distributions	-	119	5	25	29

Total realized gain (loss) on investments
and capital gains distributions	-	(235)	5	19	10
Net unrealized appreciation
(depreciation) of investments	(2)	(1,270)	(37)	(191)	(245)

Net realized and unrealized gain (loss)
on investments	(2)	(1,505)	(32)	(172)	(235)

Net increase (decrease) in net assets
resulting from operations	$ (2)	$ (1,497)	$ (31)	$ (170)	$ (236)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -	Wanger
	Fund/VA	Class	Class I	Class I	International

Net investment income (loss)
Income:
Dividends	$ -	$ 231	$ 10	$ 70	$ 9

Total investment income	-	231	10	70	9
Expenses:
Mortality and expense risk and
other charges	1	55	20	8	7

Total expenses	1	55	20	8	7

Net investment income (loss)	(1)	176	(10)	62	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	(9)	(714)	(209)	(402)
Capital gains distributions	-	9	407	9	131

Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)	(271)
Net unrealized appreciation
(depreciation) of investments	(28)	(764)	(1,479)	(169)	(185)

Net realized and unrealized gain (loss)
on investments	(48)	(764)	(1,786)	(369)	(456)

Net increase (decrease) in net assets
resulting from operations	$ (49)	$ (588)	$ (1,796)	$ (307)	$ (454)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2008
(Dollars in thousands)

	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$ -	$ -

Total investment income	-	-
Expenses:
Mortality and expense risk and
other charges	26	3

Total expenses	26	3

Net investment income (loss)	(26)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(293)	(59)
Capital gains distributions	104	37

Total realized gain (loss) on investments
and capital gains distributions	(189)	(22)
Net unrealized appreciation
(depreciation) of investments	(1,660)	(142)

Net realized and unrealized gain (loss)
on investments	(1,849)	(164)

Net increase (decrease) in net assets
resulting from operations	$ (1,875)	$ (167)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders
	Fund - Series I	Equity Fund -	Balanced	Fund II -
	Shares	Series I Shares	Portfolio	Primary Shares

Net assets at January 1, 2007	$ 1,077	$ 1,623	$ 2,101	$ 24,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	21	25
Total realized gain (loss) on investments
and capital gains distributions	73	83	248	2,447
Net unrealized appreciation (depreciation)
of investments	58	29	(231)	(4,673)

Net increase (decrease) in net assets from operations	122	115	38	(2,201)
Changes from principal transactions:
Total unit transactions	(270)	(246)	(373)	(5,138)

Increase (decrease) in assets derived from principal
transactions	(270)	(246)	(373)	(5,138)

Total increase (decrease)	(148)	(131)	(335)	(7,339)

Net assets at December 31, 2007	929	1,492	1,766	17,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	17	22	71
Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	1,396
Net unrealized appreciation (depreciation)
of investments	(376)	(600)	(598)	(6,707)

Net increase (decrease) in net assets from operations	(392)	(497)	(546)	(5,240)
Changes from principal transactions:
Total unit transactions	(14)	89	(48)	(3,434)

Increase (decrease) in assets derived from principal
transactions	(14)	89	(48)	(3,434)

Total increase (decrease)	(406)	(408)	(594)	(8,674)

Net assets at December 31, 2008	$ 523	$ 1,084	$ 1,172	$ 8,770

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Federated Fund	Federated High
	Federated	Federated	for U.S.	Income Bond
	Capital Income	Equity Income	Government	Fund II -
	Fund II	Fund II	Securities II	Primary Shares

Net assets at January 1, 2007	$ 3,039	$ 6,196	$ 2,385	$ 6,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	87	68	416
Total realized gain (loss) on investments
and capital gains distributions	9	253	(15)	118
Net unrealized appreciation (depreciation)
of investments	(39)	(270)	48	(400)

Net increase (decrease) in net assets from operations	77	70	101	134
Changes from principal transactions:
Total unit transactions	(579)	(1,577)	(361)	(1,075)

Increase (decrease) in assets derived from principal
transactions	(579)	(1,577)	(361)	(1,075)

Total increase (decrease)	(502)	(1,507)	(260)	(941)

Net assets at December 31, 2007	2,537	4,689	2,125	5,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	88	73	412
Total realized gain (loss) on investments
and capital gains distributions	163	61	(9)	(59)
Net unrealized appreciation (depreciation)
of investments	(698)	(1,429)	(10)	(1,681)

Net increase (decrease) in net assets from operations	(438)	(1,280)	54	(1,328)
Changes from principal transactions:
Total unit transactions	(608)	(1,015)	(263)	(766)

Increase (decrease) in assets derived from principal
transactions	(608)	(1,015)	(263)	(766)

Total increase (decrease)	(1,046)	(2,295)	(209)	(2,094)

Net assets at December 31, 2008	$ 1,491	$ 2,394	$ 1,916	$ 3,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies	Prime Money	Portfolio -
	Equity Fund II	Fund II	Fund II	Initial Class

Net assets at January 1, 2007	$ 3,845	$ 6,433	$ 2,102	$ 187,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(92)	70	601
Total realized gain (loss) on investments
and capital gains distributions	178	32	-	25,838
Net unrealized appreciation (depreciation)
of investments	169	1,067	-	(24,034)

Net increase (decrease) in net assets from operations	301	1,007	70	2,405
Changes from principal transactions:
Total unit transactions	(597)	(1,326)	(257)	(45,976)

Increase (decrease) in assets derived from principal
transactions	(597)	(1,326)	(257)	(45,976)

Total increase (decrease)	(296)	(319)	(187)	(43,571)

Net assets at December 31, 2007	3,549	6,114	1,915	144,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(62)	21	1,007
Total realized gain (loss) on investments
and capital gains distributions	111	938	-	1,575
Net unrealized appreciation (depreciation)
of investments	(1,453)	(3,095)	-	(56,060)

Net increase (decrease) in net assets from operations	(1,360)	(2,219)	21	(53,478)
Changes from principal transactions:
Total unit transactions	(805)	(1,355)	(189)	(29,548)

Increase (decrease) in assets derived from principal
transactions	(805)	(1,355)	(189)	(29,548)

Total increase (decrease)	(2,165)	(3,574)	(168)	(83,026)

Net assets at December 31, 2008	$ 1,384	$ 2,540	$ 1,747	$ 61,149

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2007	$ 14,214	$ 223	$ 8,523	$ 267,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	8	225	(900)
Total realized gain (loss) on investments
and capital gains distributions	625	2	1,493	86,953
Net unrealized appreciation (depreciation)
of investments	2,724	(6)	(353)	(47,847)

Net increase (decrease) in net assets from operations	3,338	4	1,365	38,206
Changes from principal transactions:
Total unit transactions	(597)	(124)	288	(63,726)

Increase (decrease) in assets derived from principal
transactions	(597)	(124)	288	(63,726)

Total increase (decrease)	2,741	(120)	1,653	(25,520)

Net assets at December 31, 2007	16,955	103	10,176	241,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	7	109	(495)
Total realized gain (loss) on investments
and capital gains distributions	317	(1)	572	10,627
Net unrealized appreciation (depreciation)
of investments	(7,918)	(30)	(4,850)	(103,575)

Net increase (decrease) in net assets from operations	(7,615)	(24)	(4,169)	(93,443)
Changes from principal transactions:
Total unit transactions	(1,389)	(10)	(1,423)	(38,933)

Increase (decrease) in assets derived from principal
transactions	(1,389)	(10)	(1,423)	(38,933)

Total increase (decrease)	(9,004)	(34)	(5,592)	(132,376)

Net assets at December 31, 2008	$ 7,951	$ 69	$ 4,584	$ 109,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	Initial Class	Initial Class	- Class 2	- Series U

Net assets at January 1, 2007	$ 49,643	$ 1,210	$ 4,969	$ 19,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	995	34	(12)	69
Total realized gain (loss) on investments
and capital gains distributions	2,817	(2)	658	377
Net unrealized appreciation (depreciation)
of investments	(1,805)	-	(770)	(67)

Net increase (decrease) in net assets from operations	2,007	32	(124)	379
Changes from principal transactions:
Total unit transactions	(10,262)	(163)	(582)	(3,043)

Increase (decrease) in assets derived from principal
transactions	(10,262)	(163)	(582)	(3,043)

Total increase (decrease)	(8,255)	(131)	(706)	(2,664)

Net assets at December 31, 2007	41,388	1,079	4,263	16,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	210	27	14	347
Total realized gain (loss) on investments
and capital gains distributions	1,050	(4)	300	(994)
Net unrealized appreciation (depreciation)
of investments	(15,330)	(69)	(1,705)	(117)

Net increase (decrease) in net assets from operations	(14,070)	(46)	(1,391)	(764)
Changes from principal transactions:
Total unit transactions	(5,596)	(157)	(143)	(16,209)

Increase (decrease) in assets derived from principal
transactions	(5,596)	(157)	(143)	(16,209)

Total increase (decrease)	(19,666)	(203)	(1,534)	(16,973)

Net assets at December 31, 2008	$ 21,722	$ 876	$ 2,729	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING
		AllianceBernstein		ING American
		Mid Cap Growth	ING American	Funds Growth-
	ING GET Fund	Portfolio - Service	Funds Growth	Income
	- Series V	Class	Portfolio	Portfolio

Net assets at January 1, 2007	$ 30,716	$ 577	$ 31,969	$ 30,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	(2)	(320)	(93)
Total realized gain (loss) on investments
and capital gains distributions	119	(41)	3,198	2,572
Net unrealized appreciation (depreciation)
of investments	611	55	170	(1,549)

Net increase (decrease) in net assets from operations	811	12	3,048	930
Changes from principal transactions:
Total unit transactions	(5,796)	(406)	(6,922)	(7,123)

Increase (decrease) in assets derived from principal
transactions	(5,796)	(406)	(6,922)	(7,123)

Total increase (decrease)	(4,985)	(394)	(3,874)	(6,193)

Net assets at December 31, 2007	25,731	183	28,095	24,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	235	(1)	(104)	23
Total realized gain (loss) on investments
and capital gains distributions	352	(3)	1,440	533
Net unrealized appreciation (depreciation)
of investments	(849)	(70)	(12,672)	(8,829)

Net increase (decrease) in net assets from operations	(262)	(74)	(11,336)	(8,273)
Changes from principal transactions:
Total unit transactions	(25,469)	(45)	(4,219)	(4,859)

Increase (decrease) in assets derived from principal
transactions	(25,469)	(45)	(4,219)	(4,859)

Total increase (decrease)	(25,731)	(119)	(15,555)	(13,132)

Net assets at December 31, 2008	$ -	$ 64	$ 12,540	$ 11,419

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING BlackRock
		Large Cap		ING Evergreen
	ING American	Growth	ING Evergreen	Omega
	Funds	Portfolio -	Health Sciences	Portfolio -
	International	Institutional	Portfolio -	Institutional
	Portfolio	Class	Service Class	Class

Net assets at January 1, 2007	$ 30,978	$ -	$ 562	$ 14,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(405)	(6)	(135)
Total realized gain (loss) on investments
and capital gains distributions	4,997	12	69	829
Net unrealized appreciation (depreciation)
of investments	(105)	(735)	(21)	701

Net increase (decrease) in net assets from operations	4,765	(1,128)	42	1,395
Changes from principal transactions:
Total unit transactions	(6,290)	44,795	(48)	(3,881)

Increase (decrease) in assets derived from principal
transactions	(6,290)	44,795	(48)	(3,881)

Total increase (decrease)	(1,525)	43,667	(6)	(2,486)

Net assets at December 31, 2007	29,453	43,667	556	11,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(329)	(5)	(73)
Total realized gain (loss) on investments
and capital gains distributions	1,033	1,268	(77)	1,079
Net unrealized appreciation (depreciation)
of investments	(12,561)	(16,599)	(238)	(3,981)

Net increase (decrease) in net assets from operations	(11,422)	(15,660)	(320)	(2,975)
Changes from principal transactions:
Total unit transactions	(4,597)	(6,581)	430	(1,973)

Increase (decrease) in assets derived from principal
transactions	(4,597)	(6,581)	430	(1,973)

Total increase (decrease)	(16,019)	(22,241)	110	(4,948)

Net assets at December 31, 2008	$ 13,434	$ 21,426	$ 666	$ 6,965

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING FMRSM
	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 28,943	$ 1,644	$ 4,316	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(305)	(10)	(20)	(22)
Total realized gain (loss) on investments
and capital gains distributions	(17)	(29)	186	(20)
Net unrealized appreciation (depreciation)
of investments	3,921	202	(173)	69

Net increase (decrease) in net assets from operations	3,599	163	(7)	27
Changes from principal transactions:
Total unit transactions	(3,799)	(551)	2,639	3,627

Increase (decrease) in assets derived from principal
transactions	(3,799)	(551)	2,639	3,627

Total increase (decrease)	(200)	(388)	2,632	3,654

Net assets at December 31, 2007	28,743	1,256	6,948	3,654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(2)	89	47
Total realized gain (loss) on investments
and capital gains distributions	265	(35)	(205)	(162)
Net unrealized appreciation (depreciation)
of investments	(10,098)	(546)	(1,616)	(1,162)

Net increase (decrease) in net assets from operations	(9,861)	(583)	(1,732)	(1,277)
Changes from principal transactions:
Total unit transactions	(5,304)	142	(1,734)	(492)

Increase (decrease) in assets derived from principal
transactions	(5,304)	142	(1,734)	(492)

Total increase (decrease)	(15,165)	(441)	(3,466)	(1,769)

Net assets at December 31, 2008	$ 13,578	$ 815	$ 3,482	$ 1,885

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Global
	Real Estate	ING Global	ING Global	ING Janus
	Portfolio -	Real Estate	Resources	Contrarian
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ -	$ 2,017	$ 1,610	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	44	(91)	-
Total realized gain (loss) on investments
and capital gains distributions	-	158	1,479	-
Net unrealized appreciation (depreciation)
of investments	-	(593)	1,202	-

Net increase (decrease) in net assets from operations	-	(391)	2,590	-
Changes from principal transactions:
Total unit transactions	-	767	6,902	-

Increase (decrease) in assets derived from principal
transactions	-	767	6,902	-

Total increase (decrease)	-	376	9,492	-

Net assets at December 31, 2007	-	2,393	11,102	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(21)	73	-
Total realized gain (loss) on investments
and capital gains distributions	(49)	(488)	1,390	(77)
Net unrealized appreciation (depreciation)
of investments	(449)	(385)	(6,547)	(47)

Net increase (decrease) in net assets from operations	(501)	(894)	(5,084)	(124)
Changes from principal transactions:
Total unit transactions	1,588	(597)	180	263

Increase (decrease) in assets derived from principal
transactions	1,588	(597)	180	263

Total increase (decrease)	1,087	(1,491)	(4,904)	139

Net assets at December 31, 2008	$ 1,087	$ 902	$ 6,198	$ 139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	Markets Equity	Emerging	Equity	Small Cap Core
	Portfolio -	Markets Equity	Portfolio -	Equity
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class

Net assets at January 1, 2007	$ 4,487	$ 6,325	$ 6,901	$ 358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	11	(54)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,416	962	788	15
Net unrealized appreciation (depreciation)
of investments	741	1,571	(766)	(19)

Net increase (decrease) in net assets from operations	2,141	2,544	(32)	(6)
Changes from principal transactions:
Total unit transactions	3,262	1,443	(2,682)	(207)

Increase (decrease) in assets derived from principal
transactions	3,262	1,443	(2,682)	(207)

Total increase (decrease)	5,403	3,987	(2,714)	(213)

Net assets at December 31, 2007	9,890	10,312	4,187	145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	119	(14)	-
Total realized gain (loss) on investments
and capital gains distributions	351	822	100	(4)
Net unrealized appreciation (depreciation)
of investments	(4,720)	(5,878)	(1,062)	(40)

Net increase (decrease) in net assets from operations	(4,303)	(4,937)	(976)	(44)
Changes from principal transactions:
Total unit transactions	(2,259)	(1,191)	(1,292)	1

Increase (decrease) in assets derived from principal
transactions	(2,259)	(1,191)	(1,292)	1

Total increase (decrease)	(6,562)	(6,128)	(2,268)	(43)

Net assets at December 31, 2008	$ 3,328	$ 4,184	$ 1,919	$ 102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value
	Portfolio -	Opportunities	Baer Foreign	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class

Net assets at January 1, 2007	$ 41,313	$ 3,543	$ 13,881	$ 31,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	(7)	(143)	(350)
Total realized gain (loss) on investments
and capital gains distributions	4,592	361	2,106	1,703
Net unrealized appreciation (depreciation)
of investments	(4,873)	(404)	185	(2,837)

Net increase (decrease) in net assets from operations	(207)	(50)	2,148	(1,484)
Changes from principal transactions:
Total unit transactions	(13,412)	(596)	(285)	(9,198)

Increase (decrease) in assets derived from principal
transactions	(13,412)	(596)	(285)	(9,198)

Total increase (decrease)	(13,619)	(646)	1,863	(10,682)

Net assets at December 31, 2007	27,694	2,897	15,744	21,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	412	35	(112)	(128)
Total realized gain (loss) on investments
and capital gains distributions	810	168	959	1,302
Net unrealized appreciation (depreciation)
of investments	(9,990)	(1,247)	(7,252)	(11,479)

Net increase (decrease) in net assets from operations	(8,768)	(1,044)	(6,405)	(10,305)
Changes from principal transactions:
Total unit transactions	(8,350)	(427)	(2,183)	(3,994)

Increase (decrease) in assets derived from principal
transactions	(8,350)	(427)	(2,183)	(3,994)

Total increase (decrease)	(17,118)	(1,471)	(8,588)	(14,299)

Net assets at December 31, 2008	$ 10,576	$ 1,426	$ 7,156	$ 7,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate
	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 571	$ 1,239	$ 8,785	$ 13,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(13)	(38)	(15)
Total realized gain (loss) on investments
and capital gains distributions	24	215	610	794
Net unrealized appreciation (depreciation)
of investments	(55)	(151)	(361)	(340)

Net increase (decrease) in net assets from operations	(36)	51	211	439
Changes from principal transactions:
Total unit transactions	(101)	911	(803)	519

Increase (decrease) in assets derived from principal
transactions	(101)	911	(803)	519

Total increase (decrease)	(137)	962	(592)	958

Net assets at December 31, 2007	434	2,201	8,193	14,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	23	63
Total realized gain (loss) on investments
and capital gains distributions	11	(23)	254	172
Net unrealized appreciation (depreciation)
of investments	(237)	(766)	(3,134)	(4,070)

Net increase (decrease) in net assets from operations	(228)	(782)	(2,857)	(3,835)
Changes from principal transactions:
Total unit transactions	(44)	(351)	(559)	(3,941)

Increase (decrease) in assets derived from principal
transactions	(44)	(351)	(559)	(3,941)

Total increase (decrease)	(272)	(1,133)	(3,416)	(7,776)

Net assets at December 31, 2008	$ 162	$ 1,068	$ 4,777	$ 6,997

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord
	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 10,417	$ 45	$ 1,071	$ 918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(25)	2	(14)
Total realized gain (loss) on investments
and capital gains distributions	593	25	39	68
Net unrealized appreciation (depreciation)
of investments	(217)	129	(15)	74

Net increase (decrease) in net assets from operations	400	129	26	128
Changes from principal transactions:
Total unit transactions	1,459	6,856	(142)	1,096

Increase (decrease) in assets derived from principal
transactions	1,459	6,856	(142)	1,096

Total increase (decrease)	1,859	6,985	(116)	1,224

Net assets at December 31, 2007	12,276	7,030	955	2,142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	132	8	(8)
Total realized gain (loss) on investments
and capital gains distributions	26	575	37	(75)
Net unrealized appreciation (depreciation)
of investments	(3,025)	(3,148)	(351)	(847)

Net increase (decrease) in net assets from operations	(2,948)	(2,441)	(306)	(930)
Changes from principal transactions:
Total unit transactions	(2,014)	(569)	(191)	73

Increase (decrease) in assets derived from principal
transactions	(2,014)	(569)	(191)	73

Total increase (decrease)	(4,962)	(3,010)	(497)	(857)

Net assets at December 31, 2008	$ 7,314	$ 4,020	$ 458	$ 1,285

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Marsico	ING MFS Total
	International	Return	ING MFS Total	ING MFS
	Opportunities	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 13,618	$ 123,605	$ 1,658	$ 1,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	1,883	34	(3)
Total realized gain (loss) on investments
and capital gains distributions	2,516	7,483	107	613
Net unrealized appreciation (depreciation)
of investments	(236)	(5,657)	(86)	28

Net increase (decrease) in net assets from operations	2,256	3,709	55	638
Changes from principal transactions:
Total unit transactions	(2,141)	(34,415)	(90)	2,257

Increase (decrease) in assets derived from principal
transactions	(2,141)	(34,415)	(90)	2,257

Total increase (decrease)	115	(30,706)	(35)	2,895

Net assets at December 31, 2007	13,733	92,899	1,623	4,096

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	3,304	73	74
Total realized gain (loss) on investments
and capital gains distributions	575	2,269	75	89
Net unrealized appreciation (depreciation)
of investments	(6,683)	(23,157)	(498)	(1,701)

Net increase (decrease) in net assets from operations	(6,127)	(17,584)	(350)	(1,538)
Changes from principal transactions:
Total unit transactions	(2,468)	(26,475)	(120)	(397)

Increase (decrease) in assets derived from principal
transactions	(2,468)	(26,475)	(120)	(397)

Total increase (decrease)	(8,595)	(44,059)	(470)	(1,935)

Net assets at December 31, 2008	$ 5,138	$ 48,840	$ 1,153	$ 2,161

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING
		Oppenheimer	ING
	ING Mid Cap	Main Street	Oppenheimer	ING PIMCO
	Growth	Portfolio® -	Main Street	High Yield
	Portfolio -	Institutional	Portfolio® -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 109	$ 3,092	$ 168	$ 3,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(7)	1	180
Total realized gain (loss) on investments
and capital gains distributions	4	250	16	9
Net unrealized appreciation (depreciation)
of investments	(7)	(135)	(6)	(126)

Net increase (decrease) in net assets from operations	(5)	108	11	63
Changes from principal transactions:
Total unit transactions	70	(198)	(102)	(1,131)

Increase (decrease) in assets derived from principal
transactions	70	(198)	(102)	(1,131)

Total increase (decrease)	65	(90)	(91)	(1,068)

Net assets at December 31, 2007	174	3,002	77	2,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	37	3	165
Total realized gain (loss) on investments
and capital gains distributions	(18)	(85)	(1)	(156)
Net unrealized appreciation (depreciation)
of investments	3	(939)	(62)	(580)

Net increase (decrease) in net assets from operations	(16)	(987)	(60)	(571)
Changes from principal transactions:
Total unit transactions	(158)	(567)	95	(531)

Increase (decrease) in assets derived from principal
transactions	(158)	(567)	95	(531)

Total increase (decrease)	(174)	(1,554)	35	(1,102)

Net assets at December 31, 2008	$ -	$ 1,448	$ 112	$ 1,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Pioneer		ING Pioneer
	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class

Net assets at January 1, 2007	$ -	$ 26,316	$ 36	$ 344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	(32)	(14)	(7)
Total realized gain (loss) on investments
and capital gains distributions	10	2,165	2	104
Net unrealized appreciation (depreciation)
of investments	(218)	(945)	(85)	(122)

Net increase (decrease) in net assets from operations	(149)	1,188	(97)	(25)
Changes from principal transactions:
Total unit transactions	6,439	(5,692)	3,819	928

Increase (decrease) in assets derived from principal
transactions	6,439	(5,692)	3,819	928

Total increase (decrease)	6,290	(4,504)	3,722	903

Net assets at December 31, 2007	6,290	21,812	3,758	1,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	316	39	3
Total realized gain (loss) on investments
and capital gains distributions	(196)	1,196	47	(117)
Net unrealized appreciation (depreciation)
of investments	(1,671)	(7,916)	(1,278)	(284)

Net increase (decrease) in net assets from operations	(1,770)	(6,404)	(1,192)	(398)
Changes from principal transactions:
Total unit transactions	(755)	(5,268)	(138)	(149)

Increase (decrease) in assets derived from principal
transactions	(755)	(5,268)	(138)	(149)

Total increase (decrease)	(2,525)	(11,672)	(1,330)	(547)

Net assets at December 31, 2008	$ 3,765	$ 10,140	$ 2,428	$ 700

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	ING Templeton	ING UBS U.S.
	Appreciation	Income	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 5,804	$ 6,350	$ 692	$ 7,159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	24	(4)	45
Total realized gain (loss) on investments
and capital gains distributions	768	489	78	671
Net unrealized appreciation (depreciation)
of investments	(661)	(374)	(75)	(648)

Net increase (decrease) in net assets from operations	173	139	(1)	68
Changes from principal transactions:
Total unit transactions	3,033	873	577	(1,235)

Increase (decrease) in assets derived from principal
transactions	3,033	873	577	(1,235)

Total increase (decrease)	3,206	1,012	576	(1,167)

Net assets at December 31, 2007	9,010	7,362	1,268	5,992

Increase (decrease) in net assets
Operations:
Net investment income (loss)	319	188	(3)	129
Total realized gain (loss) on investments
and capital gains distributions	590	32	(119)	(337)
Net unrealized appreciation (depreciation)
of investments	(3,970)	(2,867)	(297)	(128)

Net increase (decrease) in net assets from operations	(3,061)	(2,647)	(419)	(336)
Changes from principal transactions:
Total unit transactions	2,014	(326)	(411)	(5,656)

Increase (decrease) in assets derived from principal
transactions	2,014	(326)	(411)	(5,656)

Total increase (decrease)	(1,047)	(2,973)	(830)	(5,992)

Net assets at December 31, 2008	$ 7,963	$ 4,389	$ 438	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Large
	Capital Growth	Growth and	Cap Growth	ING Van
	Portfolio -	Income	Portfolio -	Kampen Real
	Institutional	Portfolio -	Institutional	Estate Portfolio
	Class	Service Class	Class	- Service Class

Net assets at January 1, 2007	$ -	$ 1,476	$ 78,216	$ 1,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	(765)	10
Total realized gain (loss) on investments
and capital gains distributions	-	105	976	(87)
Net unrealized appreciation (depreciation)
of investments	-	(83)	1,707	(586)

Net increase (decrease) in net assets from operations	-	29	1,918	(663)
Changes from principal transactions:
Total unit transactions	-	(310)	(19,845)	1,088

Increase (decrease) in assets derived from principal
transactions	-	(310)	(19,845)	1,088

Total increase (decrease)	-	(281)	(17,927)	425

Net assets at December 31, 2007	-	1,195	60,289	1,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	30	70	6
Total realized gain (loss) on investments
and capital gains distributions	(854)	41	(1,233)	(590)
Net unrealized appreciation (depreciation)
of investments	(21,468)	(458)	(2,223)	(283)

Net increase (decrease) in net assets from operations	(22,621)	(387)	(3,386)	(867)
Changes from principal transactions:
Total unit transactions	46,179	27	(56,903)	427

Increase (decrease) in assets derived from principal
transactions	46,179	27	(56,903)	427

Total increase (decrease)	23,558	(360)	(60,289)	(440)

Net assets at December 31, 2008	$ 23,558	$ 835	$ -	$ 1,064

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index
	Plus	ING VP Index
	International	Plus	ING Wells	ING Wells
	Equity	International	Fargo	Fargo Small
	Portfolio -	Equity	Disciplined	Cap Disciplined
	Institutional	Portfolio -	Value Portfolio	Portfolio -
	Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2007	$ -	$ 9,676	$ 225	$ 374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(129)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(14)	1,601	17	16
Net unrealized appreciation (depreciation)
of investments	(351)	(634)	(43)	(29)

Net increase (decrease) in net assets from operations	(417)	838	(26)	(18)
Changes from principal transactions:
Total unit transactions	25,259	(9,169)	176	(38)

Increase (decrease) in assets derived from principal
transactions	25,259	(9,169)	176	(38)

Total increase (decrease)	24,842	(8,331)	150	(56)

Net assets at December 31, 2007	24,842	1,345	375	318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	917	47	8	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,162	125	(86)	(32)
Net unrealized appreciation (depreciation)
of investments	(11,378)	(666)	30	(50)

Net increase (decrease) in net assets from operations	(9,299)	(494)	(48)	(83)
Changes from principal transactions:
Total unit transactions	(5,708)	(251)	(327)	(112)

Increase (decrease) in assets derived from principal
transactions	(5,708)	(251)	(327)	(112)

Total increase (decrease)	(15,007)	(745)	(375)	(195)

Net assets at December 31, 2008	$ 9,835	$ 600	$ -	$ 123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING American	ING American		ING Baron
	Century Large	Century Small-		Small Cap
	Company Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 187	$ 1,650	$ 7	$ 7,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(7)	(3)	(62)
Total realized gain (loss) on investments
and capital gains distributions	34	242	6	591
Net unrealized appreciation (depreciation)
of investments	(41)	(278)	-	(197)

Net increase (decrease) in net assets from operations	(6)	(43)	3	332
Changes from principal transactions:
Total unit transactions	87	(208)	678	(2,160)

Increase (decrease) in assets derived from principal
transactions	87	(208)	678	(2,160)

Total increase (decrease)	81	(251)	681	(1,828)

Net assets at December 31, 2007	268	1,399	688	5,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	(5)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(136)	87	(246)	2
Net unrealized appreciation (depreciation)
of investments	4	(403)	(140)	(2,082)

Net increase (decrease) in net assets from operations	(107)	(317)	(391)	(2,119)
Changes from principal transactions:
Total unit transactions	9	118	(31)	(349)

Increase (decrease) in assets derived from principal
transactions	9	118	(31)	(349)

Total increase (decrease)	(98)	(199)	(422)	(2,468)

Net assets at December 31, 2008	$ 170	$ 1,200	$ 266	$ 2,765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING JPMorgan	ING JPMorgan
	Value II	York Venture	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 3,294	$ 2,083	$ 45,361	$ 2,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	(25)	364	(12)
Total realized gain (loss) on investments
and capital gains distributions	235	107	6,935	242
Net unrealized appreciation (depreciation)
of investments	(126)	(20)	(3,596)	(198)

Net increase (decrease) in net assets from operations	83	62	3,703	32
Changes from principal transactions:
Total unit transactions	(1,701)	1,241	(11,159)	184

Increase (decrease) in assets derived from principal
transactions	(1,701)	1,241	(11,159)	184

Total increase (decrease)	(1,618)	1,303	(7,456)	216

Net assets at December 31, 2007	1,676	3,386	37,905	2,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(11)	910	23
Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	5,097	165
Net unrealized appreciation (depreciation)
of investments	(484)	(1,332)	(7,404)	(1,009)

Net increase (decrease) in net assets from operations	(526)	(1,394)	(1,397)	(821)
Changes from principal transactions:
Total unit transactions	(389)	126	(36,508)	(631)

Increase (decrease) in assets derived from principal
transactions	(389)	126	(36,508)	(631)

Total increase (decrease)	(915)	(1,268)	(37,905)	(1,452)

Net assets at December 31, 2008	$ 761	$ 2,118	$ -	$ 1,530

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg	ING Lord
	Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	Aggressive	Government	Berman	Berman
	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 42,509	$ 11,549	$ 49,253	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(487)	402	(481)	-
Total realized gain (loss) on investments
and capital gains distributions	3,242	106	3,194	(18)
Net unrealized appreciation (depreciation)
of investments	(3,600)	134	710	1

Net increase (decrease) in net assets from operations	(845)	642	3,423	(17)
Changes from principal transactions:
Total unit transactions	(9,332)	(1,027)	(12,643)	64

Increase (decrease) in assets derived from principal
transactions	(9,332)	(1,027)	(12,643)	64

Total increase (decrease)	(10,177)	(385)	(9,220)	47

Net assets at December 31, 2007	32,332	11,164	40,033	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	131	(288)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,691	164	(865)	(33)
Net unrealized appreciation (depreciation)
of investments	(13,101)	(127)	(15,646)	(39)

Net increase (decrease) in net assets from operations	(11,731)	168	(16,799)	(73)
Changes from principal transactions:
Total unit transactions	(4,303)	(11,332)	(9,189)	252

Increase (decrease) in assets derived from principal
transactions	(4,303)	(11,332)	(9,189)	252

Total increase (decrease)	(16,034)	(11,164)	(25,988)	179

Net assets at December 31, 2008	$ 16,298	$ -	$ 14,045	$ 226

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING Neuberger			Oppenheimer
	Berman	ING OpCap	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	Initial Class

Net assets at January 1, 2007	$ 370	$ 1,186	$ 190,280	$ 70,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	3	(297)	2,249
Total realized gain (loss) on investments
and capital gains distributions	43	159	20,900	1,564
Net unrealized appreciation (depreciation)
of investments	(40)	(197)	(10,554)	1,033

Net increase (decrease) in net assets from operations	-	(35)	10,049	4,846
Changes from principal transactions:
Total unit transactions	(236)	(346)	(40,882)	(8,494)

Increase (decrease) in assets derived from principal
transactions	(236)	(346)	(40,882)	(8,494)

Total increase (decrease)	(236)	(381)	(30,833)	(3,648)

Net assets at December 31, 2007	134	805	159,447	66,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	30	1,267	2,283
Total realized gain (loss) on investments
and capital gains distributions	(15)	(313)	11,929	1,017
Net unrealized appreciation (depreciation)
of investments	11	23	(71,805)	(13,035)

Net increase (decrease) in net assets from operations	(4)	(260)	(58,609)	(9,735)
Changes from principal transactions:
Total unit transactions	(130)	(545)	(24,216)	(12,876)

Increase (decrease) in assets derived from principal
transactions	(130)	(545)	(24,216)	(12,876)

Total increase (decrease)	(134)	(805)	(82,825)	(22,611)

Net assets at December 31, 2008	$ -	$ -	$ 76,622	$ 44,027

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO	ING Pioneer
	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 1	$ 6,721	$ 21	$ 959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	182	38	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	48	(36)	5
Net unrealized appreciation (depreciation)
of investments	-	370	(8)	39

Net increase (decrease) in net assets from operations	1	600	(6)	39
Changes from principal transactions:
Total unit transactions	18	706	340	454

Increase (decrease) in assets derived from principal
transactions	18	706	340	454

Total increase (decrease)	19	1,306	334	493

Net assets at December 31, 2007	20	8,027	355	1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	339	433	26
Total realized gain (loss) on investments
and capital gains distributions	-	218	(453)	113
Net unrealized appreciation (depreciation)
of investments	(4)	(649)	(4,889)	(908)

Net increase (decrease) in net assets from operations	(3)	(92)	(4,909)	(769)
Changes from principal transactions:
Total unit transactions	(1)	2,005	17,222	1,740

Increase (decrease) in assets derived from principal
transactions	(1)	2,005	17,222	1,740

Total increase (decrease)	(4)	1,913	12,313	971

Net assets at December 31, 2008	$ 16	$ 9,940	$ 12,668	$ 2,423

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 853	$ 453	$ 272	$ 408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(6)	(6)	(1)
Total realized gain (loss) on investments
and capital gains distributions	23	6	39	45
Net unrealized appreciation (depreciation)
of investments	7	17	(24)	2

Net increase (decrease) in net assets from operations	21	17	9	46
Changes from principal transactions:
Total unit transactions	1,543	1,160	1,100	810

Increase (decrease) in assets derived from principal
transactions	1,543	1,160	1,100	810

Total increase (decrease)	1,564	1,177	1,109	856

Net assets at December 31, 2007	2,417	1,630	1,381	1,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	2	10
Total realized gain (loss) on investments
and capital gains distributions	(30)	(33)	(220)	11
Net unrealized appreciation (depreciation)
of investments	(680)	(626)	(308)	(241)

Net increase (decrease) in net assets from operations	(704)	(653)	(526)	(220)
Changes from principal transactions:
Total unit transactions	(246)	219	(91)	305

Increase (decrease) in assets derived from principal
transactions	(246)	219	(91)	305

Total increase (decrease)	(950)	(434)	(617)	85

Net assets at December 31, 2008	$ 1,467	$ 1,196	$ 764	$ 1,349

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe
	Price
	Diversified Mid	ING T. Rowe	ING Templeton	ING Templeton
	Cap Growth	Price Growth	Foreign Equity	Foreign Equity
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 78,292	$ 60,240	$ -	$ 715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(769)	(467)	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	10,993	6,819	-	112
Net unrealized appreciation (depreciation)
of investments	(1,426)	(1,419)	-	10

Net increase (decrease) in net assets from operations	8,798	4,933	-	119
Changes from principal transactions:
Total unit transactions	(18,383)	(11,350)	-	704

Increase (decrease) in assets derived from principal
transactions	(18,383)	(11,350)	-	704

Total increase (decrease)	(9,585)	(6,417)	-	823

Net assets at December 31, 2007	68,707	53,823	-	1,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(392)	16	394	(5)
Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)
Net unrealized appreciation (depreciation)
of investments	(35,176)	(25,140)	(11,194)	(45)

Net increase (decrease) in net assets from operations	(27,140)	(20,888)	(12,609)	(76)
Changes from principal transactions:
Total unit transactions	(8,917)	(7,724)	30,850	(1,462)

Increase (decrease) in assets derived from principal
transactions	(8,917)	(7,724)	30,850	(1,462)

Total increase (decrease)	(36,057)	(28,612)	18,241	(1,538)

Net assets at December 31, 2008	$ 32,650	$ 25,211	$ 18,241	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van
		Large Cap	Small Cap	Kampen
	ING Thornburg	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2007	$ 28,919	$ 36,982	$ 29	$ 3,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(230)	(203)	(1)	10
Total realized gain (loss) on investments
and capital gains distributions	3,052	2,433	8	181
Net unrealized appreciation (depreciation)
of investments	(1,017)	(2,008)	(4)	(249)

Net increase (decrease) in net assets from operations	1,805	222	3	(58)
Changes from principal transactions:
Total unit transactions	(3,290)	(6,278)	4	(622)

Increase (decrease) in assets derived from principal
transactions	(3,290)	(6,278)	4	(622)

Total increase (decrease)	(1,485)	(6,056)	7	(680)

Net assets at December 31, 2007	27,434	30,926	36	2,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	254	-	57
Total realized gain (loss) on investments
and capital gains distributions	1,095	661	(7)	61
Net unrealized appreciation (depreciation)
of investments	(11,027)	(12,137)	4	(955)

Net increase (decrease) in net assets from operations	(10,066)	(11,222)	(3)	(837)
Changes from principal transactions:
Total unit transactions	(3,947)	(4,407)	(33)	(361)

Increase (decrease) in assets derived from principal
transactions	(3,947)	(4,407)	(33)	(361)

Total increase (decrease)	(14,013)	(15,629)	(36)	(1,198)

Net assets at December 31, 2008	$ 13,421	$ 15,297	$ -	$ 1,370

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I

Net assets at January 1, 2007	$ 142,375	$ 14,115	$ 15,119	$ 20,258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,506	283	76	183
Total realized gain (loss) on investments
and capital gains distributions	8,978	871	1,685	2,044
Net unrealized appreciation (depreciation)
of investments	(6,939)	(548)	(1,198)	(1,494)

Net increase (decrease) in net assets from operations	3,545	606	563	733
Changes from principal transactions:
Total unit transactions	(32,966)	(1,609)	(1,578)	(4,691)

Increase (decrease) in assets derived from principal
transactions	(32,966)	(1,609)	(1,578)	(4,691)

Total increase (decrease)	(29,421)	(1,003)	(1,015)	(3,958)

Net assets at December 31, 2007	112,954	13,112	14,104	16,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,379	333	136	245
Total realized gain (loss) on investments
and capital gains distributions	4,903	641	1,355	1,195
Net unrealized appreciation (depreciation)
of investments	(32,701)	(3,955)	(6,271)	(6,295)

Net increase (decrease) in net assets from operations	(24,419)	(2,981)	(4,780)	(4,855)
Changes from principal transactions:
Total unit transactions	(21,242)	(1,853)	(886)	(1,837)

Increase (decrease) in assets derived from principal
transactions	(21,242)	(1,853)	(886)	(1,837)

Total increase (decrease)	(45,661)	(4,834)	(5,666)	(6,692)

Net assets at December 31, 2008	$ 67,293	$ 8,278	$ 8,438	$ 9,608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 1	Series 2	Series 3

Net assets at January 1, 2007	$ 372,591	$ 16,578	$ 9,019	$ 28,242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	811	94	70	163
Total realized gain (loss) on investments
and capital gains distributions	7,654	427	171	307
Net unrealized appreciation (depreciation)
of investments	13,733	(178)	(37)	322

Net increase (decrease) in net assets from operations	22,198	343	204	792
Changes from principal transactions:
Total unit transactions	(55,600)	(2,880)	(3,095)	(5,720)

Increase (decrease) in assets derived from principal
transactions	(55,600)	(2,880)	(3,095)	(5,720)

Total increase (decrease)	(33,402)	(2,537)	(2,891)	(4,928)

Net assets at December 31, 2007	339,189	14,041	6,128	23,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	947	325	145	64
Total realized gain (loss) on investments
and capital gains distributions	4,363	(545)	(298)	995
Net unrealized appreciation (depreciation)
of investments	(129,666)	(475)	(219)	(2,136)

Net increase (decrease) in net assets from operations	(124,356)	(695)	(372)	(1,077)
Changes from principal transactions:
Total unit transactions	(28,154)	(13,346)	(5,756)	(5,430)

Increase (decrease) in assets derived from principal
transactions	(28,154)	(13,346)	(5,756)	(5,430)

Total increase (decrease)	(152,510)	(14,041)	(6,128)	(6,507)

Net assets at December 31, 2008	$ 186,679	$ -	$ -	$ 16,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7

Net assets at January 1, 2007	$ 5,115	$ 3,282	$ 42,523	$ 29,018

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(2)	243	175
Total realized gain (loss) on investments
and capital gains distributions	193	219	3,066	1,796
Net unrealized appreciation (depreciation)
of investments	(151)	(184)	(2,640)	(1,475)

Net increase (decrease) in net assets from operations	88	33	669	496
Changes from principal transactions:
Total unit transactions	(1,170)	(922)	(12,055)	(10,159)

Increase (decrease) in assets derived from principal
transactions	(1,170)	(922)	(12,055)	(10,159)

Total increase (decrease)	(1,082)	(889)	(11,386)	(9,663)

Net assets at December 31, 2007	4,033	2,393	31,137	19,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	-	57	47
Total realized gain (loss) on investments
and capital gains distributions	331	268	3,566	2,401
Net unrealized appreciation (depreciation)
of investments	(623)	(479)	(5,913)	(3,677)

Net increase (decrease) in net assets from operations	(259)	(211)	(2,290)	(1,229)
Changes from principal transactions:
Total unit transactions	(1,231)	(497)	(6,402)	(5,533)

Increase (decrease) in assets derived from principal
transactions	(1,231)	(497)	(6,402)	(5,533)

Total increase (decrease)	(1,490)	(708)	(8,692)	(6,762)

Net assets at December 31, 2008	$ 2,543	$ 1,685	$ 22,445	$ 12,593

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11

Net assets at January 1, 2007	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	132	62	265
Total realized gain (loss) on investments
and capital gains distributions	2,156	1,342	1,125	836
Net unrealized appreciation (depreciation)
of investments	(1,767)	(903)	(768)	(946)

Net increase (decrease) in net assets from operations	479	571	419	155
Changes from principal transactions:
Total unit transactions	(13,295)	(8,738)	(8,470)	(7,622)

Increase (decrease) in assets derived from principal
transactions	(13,295)	(8,738)	(8,470)	(7,622)

Total increase (decrease)	(12,816)	(8,167)	(8,051)	(7,467)

Net assets at December 31, 2007	15,240	11,868	9,950	11,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	48	79	70
Total realized gain (loss) on investments
and capital gains distributions	2,047	1,679	1,178	1,405
Net unrealized appreciation (depreciation)
of investments	(3,239)	(2,484)	(1,796)	(1,698)

Net increase (decrease) in net assets from operations	(1,156)	(757)	(539)	(223)
Changes from principal transactions:
Total unit transactions	(3,162)	(2,981)	(2,889)	(3,077)

Increase (decrease) in assets derived from principal
transactions	(3,162)	(2,981)	(2,889)	(3,077)

Total increase (decrease)	(4,318)	(3,738)	(3,428)	(3,300)

Net assets at December 31, 2008	$ 10,922	$ 8,130	$ 6,522	$ 8,130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING BlackRock
				Global Science
	ING GET U.S.	ING GET U.S.	ING GET U.S.	and Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class I

Net assets at January 1, 2007	$ 48,943	$ 44,505	$ 85	$ 8,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(324)	(510)	(365)	(97)
Total realized gain (loss) on investments
and capital gains distributions	2,222	409	173	1,213
Net unrealized appreciation (depreciation)
of investments	(1,310)	1,284	547	183

Net increase (decrease) in net assets from operations	588	1,183	355	1,299
Changes from principal transactions:
Total unit transactions	(7,470)	(12,364)	25,132	(246)

Increase (decrease) in assets derived from principal
transactions	(7,470)	(12,364)	25,132	(246)

Total increase (decrease)	(6,882)	(11,181)	25,487	1,053

Net assets at December 31, 2007	42,061	33,324	25,572	9,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	54	(15)	(68)
Total realized gain (loss) on investments
and capital gains distributions	5,062	1,389	160	148
Net unrealized appreciation (depreciation)
of investments	(8,028)	(1,590)	(20)	(3,138)

Net increase (decrease) in net assets from operations	(2,970)	(147)	125	(3,058)
Changes from principal transactions:
Total unit transactions	(18,690)	(13,741)	(4,606)	(2,391)

Increase (decrease) in assets derived from principal
transactions	(18,690)	(13,741)	(4,606)	(2,391)

Total increase (decrease)	(21,660)	(13,888)	(4,481)	(5,449)

Net assets at December 31, 2008	$ 20,401	$ 19,436	$ 21,091	$ 3,743

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lehman	ING
		Brothers U.S.	Opportunistic	ING
	ING	Aggregate	Large Cap	Opportunistic
	International	Bond Index®	Growth	Large Cap
	Index Portfolio	Portfolio -	Portfolio -	Value Portfolio
	- Class I	Class I	Class I	- Class I

Net assets at January 1, 2007	$ -	$ -	$ 18,754	$ 11,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(177)	49
Total realized gain (loss) on investments
and capital gains distributions	-	-	950	758
Net unrealized appreciation (depreciation)
of investments	-	-	1,889	(553)

Net increase (decrease) in net assets from operations	-	-	2,662	254
Changes from principal transactions:
Total unit transactions	-	-	(4,052)	(2,966)

Increase (decrease) in assets derived from principal
transactions	-	-	(4,052)	(2,966)

Total increase (decrease)	-	-	(1,390)	(2,712)

Net assets at December 31, 2007	-	-	17,364	8,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	(45)	59
Total realized gain (loss) on investments
and capital gains distributions	-	1	663	1,286
Net unrealized appreciation (depreciation)
of investments	(104)	4	(7,666)	(4,318)

Net increase (decrease) in net assets from operations	(101)	6	(7,048)	(2,973)
Changes from principal transactions:
Total unit transactions	312	90	(2,353)	(1,154)

Increase (decrease) in assets derived from principal
transactions	312	90	(2,353)	(1,154)

Total increase (decrease)	211	96	(9,401)	(4,127)

Net assets at December 31, 2008	$ 211	$ 96	$ 7,963	$ 4,682

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap Index	Small Cap
	Value Portfolio	Index Portfolio	Portfolio -	Index Portfolio
	- Class S	- Class I	Class I	- Class I

Net assets at January 1, 2007	$ 1,192	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	64	-	-	-
Net unrealized appreciation (depreciation)
of investments	(43)	-	-	-

Net increase (decrease) in net assets from operations	24	-	-	-
Changes from principal transactions:
Total unit transactions	(432)	-	-	-

Increase (decrease) in assets derived from principal
transactions	(432)	-	-	-

Total increase (decrease)	(408)	-	-	-

Net assets at December 31, 2007	784	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	44	(6)	(5)	(6)
Net unrealized appreciation (depreciation)
of investments	(266)	(12)	(13)	(10)

Net increase (decrease) in net assets from operations	(219)	(11)	(18)	(16)
Changes from principal transactions:
Total unit transactions	(280)	652	47	51

Increase (decrease) in assets derived from principal
transactions	(280)	652	47	51

Total increase (decrease)	(499)	641	29	35

Net assets at December 31, 2008	$ 285	$ 641	$ 29	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 152,360	$ 16,714	$ 8,727	$ 68,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(9)	(32)	(655)
Total realized gain (loss) on investments
and capital gains distributions	10,501	2,543	1,314	14,104
Net unrealized appreciation (depreciation)
of investments	(4,595)	(1,745)	(1,734)	(9,930)

Net increase (decrease) in net assets from operations	5,936	789	(452)	3,519
Changes from principal transactions:
Total unit transactions	(2,972)	(2,835)	(1,916)	(18,445)

Increase (decrease) in assets derived from principal
transactions	(2,972)	(2,835)	(1,916)	(18,445)

Total increase (decrease)	2,964	(2,046)	(2,368)	(14,926)

Net assets at December 31, 2007	155,324	14,668	6,359	53,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,188	67	6	(50)
Total realized gain (loss) on investments
and capital gains distributions	18,649	1,344	113	3,837
Net unrealized appreciation (depreciation)
of investments	(74,251)	(6,555)	(2,004)	(18,242)

Net increase (decrease) in net assets from operations	(54,414)	(5,144)	(1,885)	(14,455)
Changes from principal transactions:
Total unit transactions	(21,001)	(1,710)	(1,009)	(10,756)

Increase (decrease) in assets derived from principal
transactions	(21,001)	(1,710)	(1,009)	(10,756)

Total increase (decrease)	(75,415)	(6,854)	(2,894)	(25,211)

Net assets at December 31, 2008	$ 79,909	$ 7,814	$ 3,465	$ 27,869

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP			ING VP
	Financial	ING VP High	ING VP	MidCap
	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	Class I

Net assets at January 1, 2007	$ 426	$ 32,955	$ 6,725	$ 411

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,928	65	(5)
Total realized gain (loss) on investments
and capital gains distributions	46	59	1,694	35
Net unrealized appreciation (depreciation)
of investments	(121)	(1,666)	(933)	76

Net increase (decrease) in net assets from operations	(70)	321	826	106
Changes from principal transactions:
Total unit transactions	297	(9,020)	(1,048)	343

Increase (decrease) in assets derived from principal
transactions	297	(9,020)	(1,048)	343

Total increase (decrease)	227	(8,699)	(222)	449

Net assets at December 31, 2007	653	24,256	6,503	860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,060	91	(6)
Total realized gain (loss) on investments
and capital gains distributions	(260)	(3,297)	344	(14)
Net unrealized appreciation (depreciation)
of investments	97	1,092	(2,981)	(312)

Net increase (decrease) in net assets from operations	(155)	(1,145)	(2,546)	(332)
Changes from principal transactions:
Total unit transactions	(498)	(23,111)	(350)	(30)

Increase (decrease) in assets derived from principal
transactions	(498)	(23,111)	(350)	(30)

Total increase (decrease)	(653)	(24,256)	(2,896)	(362)

Net assets at December 31, 2008	$ -	$ -	$ 3,607	$ 498

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP		ING VP	ING VP
	MidCap		SmallCap	SmallCap
	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class S	- Class I	Class I	Class S

Net assets at January 1, 2007	$ 7,822	$ 5,083	$ 241	$ 5,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	40	(3)	(65)
Total realized gain (loss) on investments
and capital gains distributions	784	637	32	594
Net unrealized appreciation (depreciation)
of investments	879	(1,045)	(10)	(101)

Net increase (decrease) in net assets from operations	1,565	(368)	19	428
Changes from principal transactions:
Total unit transactions	(2,428)	(3,255)	150	(1,467)

Increase (decrease) in assets derived from principal
transactions	(2,428)	(3,255)	150	(1,467)

Total increase (decrease)	(863)	(3,623)	169	(1,039)

Net assets at December 31, 2007	6,959	1,460	410	4,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	18	(3)	(39)
Total realized gain (loss) on investments
and capital gains distributions	782	(361)	(20)	607
Net unrealized appreciation (depreciation)
of investments	(2,722)	389	(128)	(1,789)

Net increase (decrease) in net assets from operations	(1,998)	46	(151)	(1,221)
Changes from principal transactions:
Total unit transactions	(2,241)	(1,506)	263	(1,087)

Increase (decrease) in assets derived from principal
transactions	(2,241)	(1,506)	263	(1,087)

Total increase (decrease)	(4,239)	(1,460)	112	(2,308)

Net assets at December 31, 2008	$ 2,720	$ -	$ 522	$ 1,876

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
	ING VP	ING VP	ING VP Money	Series Balanced
	Balanced	Intermediate	Market	Portfolio -
	Portfolio -	Bond Portfolio -	Portfolio -	Institutional
	Class I	Class I	Class I	Shares

Net assets at January 1, 2007	$ 165,989	$ 115,703	$ 224,967	$ 21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,319	2,608	6,088	1
Total realized gain (loss) on investments
and capital gains distributions	11,934	(375)	2,744	-
Net unrealized appreciation (depreciation)
of investments	(7,477)	2,890	(779)	2

Net increase (decrease) in net assets from operations	6,776	5,123	8,053	3
Changes from principal transactions:
Total unit transactions	(27,316)	(15,629)	(28,176)	(1)

Increase (decrease) in assets derived from principal
transactions	(27,316)	(15,629)	(28,176)	(1)

Total increase (decrease)	(20,540)	(10,506)	(20,123)	2

Net assets at December 31, 2007	145,449	105,197	204,844	23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,868	4,826	8,230	-
Total realized gain (loss) on investments
and capital gains distributions	9,554	(276)	411	2
Net unrealized appreciation (depreciation)
of investments	(49,597)	(15,079)	(5,671)	(5)

Net increase (decrease) in net assets from operations	(37,175)	(10,529)	2,970	(3)
Changes from principal transactions:
Total unit transactions	(26,921)	5,861	(436)	(4)

Increase (decrease) in assets derived from principal
transactions	(26,921)	5,861	(436)	(4)

Total increase (decrease)	(64,096)	(4,668)	2,534	(7)

Net assets at December 31, 2008	$ 81,353	$ 100,529	$ 207,378	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net assets at January 1, 2007	$ 12	$ 8	$ 7	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2)
Net unrealized appreciation (depreciation)
of investments	-	1	1	(1)

Net increase (decrease) in net assets from operations	1	1	1	(3)
Changes from principal transactions:
Total unit transactions	(1)	-	-	4

Increase (decrease) in assets derived from principal
transactions	(1)	-	-	4

Total increase (decrease)	-	1	1	1

Net assets at December 31, 2007	12	9	8	8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	1	-
Net unrealized appreciation (depreciation)
of investments	-	(4)	(3)	(2)

Net increase (decrease) in net assets from operations	-	(4)	(2)	(2)
Changes from principal transactions:
Total unit transactions	(9)	-	(5)	(4)

Increase (decrease) in assets derived from principal
transactions	(9)	-	(5)	(4)

Total increase (decrease)	(9)	(4)	(7)	(6)

Net assets at December 31, 2008	$ 3	$ 5	$ 1	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio - Class	Global	Main Street	Small Cap
	VC	Securities/VA	Fund®/VA	Fund®/VA

Net assets at January 1, 2007	$ 4,642	$ 83	$ 381	$ 723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	688	4	8	26
Net unrealized appreciation (depreciation)
of investments	(655)	-	4	(34)

Net increase (decrease) in net assets from operations	9	4	11	(12)
Changes from principal transactions:
Total unit transactions	(510)	(3)	42	(94)

Increase (decrease) in assets derived from principal
transactions	(510)	(3)	42	(94)

Total increase (decrease)	(501)	1	53	(106)

Net assets at December 31, 2007	4,141	84	434	617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(235)	5	19	10
Net unrealized appreciation (depreciation)
of investments	(1,270)	(37)	(191)	(245)

Net increase (decrease) in net assets from operations	(1,497)	(31)	(170)	(236)
Changes from principal transactions:
Total unit transactions	(644)	(6)	(9)	1

Increase (decrease) in assets derived from principal
transactions	(644)	(6)	(9)	1

Total increase (decrease)	(2,141)	(37)	(179)	(235)

Net assets at December 31, 2008	$ 2,000	$ 47	$ 255	$ 382

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I

Net assets at January 1, 2007	$ 74	$ 2,452	$ -	$ 480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	93	(7)	44
Total realized gain (loss) on investments
and capital gains distributions	2	(55)	112	18
Net unrealized appreciation (depreciation)
of investments	(3)	196	182	(22)

Net increase (decrease) in net assets from operations	(2)	234	287	40
Changes from principal transactions:
Total unit transactions	108	1,923	2,583	932

Increase (decrease) in assets derived from principal
transactions	108	1,923	2,583	932

Total increase (decrease)	106	2,157	2,870	972

Net assets at December 31, 2007	180	4,609	2,870	1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	176	(10)	62
Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)
Net unrealized appreciation (depreciation)
of investments	(28)	(764)	(1,479)	(169)

Net increase (decrease) in net assets from operations	(49)	(588)	(1,796)	(307)
Changes from principal transactions:
Total unit transactions	(94)	1,867	(41)	(837)

Increase (decrease) in assets derived from principal
transactions	(94)	1,867	(41)	(837)

Total increase (decrease)	(143)	1,279	(1,837)	(1,144)

Net assets at December 31, 2008	$ 37	$ 5,888	$ 1,033	$ 308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Wanger
	International	Wanger Select	Wanger USA

Net assets at January 1, 2007	$ -	$ 2,085	$ 569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(33)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(33)	482	67
Net unrealized appreciation (depreciation)
of investments	18	(159)	(31)

Net increase (decrease) in net assets from operations	(19)	290	31
Changes from principal transactions:
Total unit transactions	1,191	1,930	(164)

Increase (decrease) in assets derived from principal
transactions	1,191	1,930	(164)

Total increase (decrease)	1,172	2,220	(133)

Net assets at December 31, 2007	1,172	4,305	436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(26)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(271)	(189)	(22)
Net unrealized appreciation (depreciation)
of investments	(185)	(1,660)	(142)

Net increase (decrease) in net assets from operations	(454)	(1,875)	(167)
Changes from principal transactions:
Total unit transactions	(312)	(698)	(38)

Increase (decrease) in assets derived from principal
transactions	(312)	(698)	(38)

Total increase (decrease)	(766)	(2,573)	(205)

Net assets at December 31, 2008	$ 406	$ 1,732	$ 231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2008, the Account had 150 investment divisions (the “Divisions”), 35 of which invest in independently managed mutual funds and 115 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
Calvert Variable Series, Inc.:	Fidelity® Variable Insurance Products V:
Calvert Social Balanced Portfolio	Fidelity® VIP Investment Grade Bond Portfolio -
Federated Insurance Series:	Initial Class
Federated American Leaders Fund II - Primary Shares	Franklin Templeton Variable Insurance Products Trust:
Federated Capital Income Fund II	Franklin Small Cap Value Securities Fund - Class 2
Federated Equity Income Fund II	ING Investors Trust:
Federated Fund for U.S. Government Securities II	ING AllianceBernstein Mid Cap Growth Portfolio -
Federated High Income Bond Fund II - Primary Shares	Service Class
Federated International Equity Fund II	ING American Funds Growth Portfolio
Federated Mid Cap Growth Strategies Fund II	ING American Funds Growth-Income Portfolio
Federated Prime Money Fund II	ING American Funds International Portfolio
Fidelity® Variable Insurance Products:	ING BlackRock Large Cap Growth Portfolio -
Fidelity® VIP Equity-Income Portfolio - Initial Class	Institutional Class*
Fidelity® VIP Growth Portfolio - Initial Class	ING Evergreen Health Sciences Portfolio - Service
Fidelity® VIP High Income Portfolio - Initial Class	Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio -	ING T. Rowe Price Equity Income Portfolio - Service
Institutional Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Templeton Global Growth Portfolio - Service
Class	Class
ING Franklin Income Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio -
ING Franklin Mutual Shares Portfolio - Service	Institutional Class**
Class*	ING Van Kampen Growth and Income Portfolio -
ING Global Real Estate Portfolio - Institutional	Service Class
Class**	ING Van Kampen Real Estate Portfolio - Service
ING Global Real Estate Portfolio - Service Class	Class
ING Global Resources Portfolio - Service Class	ING VP Index Plus International Equity Portfolio -
ING Janus Contrarian Portfolio - Service Class**	Institutional Class*
ING JPMorgan Emerging Markets Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class	Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Partners, Inc.:
Institutional Class	ING American Century Large Company Value
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Service Class
Service Class	ING American Century Small-Mid Cap Value
ING JPMorgan Value Opportunities Portfolio -	Portfolio - Service Class
Institutional Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio -	ING Baron Small Cap Growth Portfolio - Service
Service Class	Class
ING Julius Baer Foreign Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING Legg Mason Value Portfolio - Institutional Class	Class
ING Legg Mason Value Portfolio - Service Class	ING Davis New York Venture Portfolio - Service
ING LifeStyle Aggressive Growth Portfolio - Service	Class
Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING LifeStyle Growth Portfolio - Service Class	Class
ING LifeStyle Moderate Growth Portfolio - Service	ING Legg Mason Partners Aggressive Growth
Class	Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Initial
ING Lord Abbett Affiliated Portfolio - Institutional	Class
Class	ING Neuberger Berman Partners Portfolio - Service
ING Lord Abbett Affiliated Portfolio - Service Class	Class
ING Marsico Growth Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Marsico International Opportunities Portfolio -	ING Oppenheimer Strategic Income Portfolio - Initial
Service Class	Class
ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio -
ING MFS Total Return Portfolio - Service Class	Service Class
ING MFS Utilities Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® -	ING Pioneer High Yield Portfolio - Initial Class
Institutional Class	ING Solution 2015 Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service	ING Solution 2025 Portfolio - Service Class
Class	ING Solution 2035 Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Institutional	ING Solution Income Portfolio - Service Class
Class*	ING T. Rowe Price Diversified Mid Cap Growth
ING Pioneer Fund Portfolio - Institutional Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional	ING T. Rowe Price Growth Equity Portfolio - Initial
Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING T. Rowe Price Capital Appreciation Portfolio -	Class**
Service Class	ING Thornburg Value Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING VP Small Company Portfolio - Class I
Class	ING Variable Products Trust:
ING Van Kampen Comstock Portfolio - Service Class	ING VP International Value Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING VP MidCap Opportunities Portfolio - Class I
Initial Class	ING VP MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Portfolios, Inc.:	ING VP SmallCap Opportunities Portfolio - Class I
ING VP Strategic Allocation Conservative Portfolio -	ING VP SmallCap Opportunities Portfolio - Class S
Class I	ING VP Balanced Portfolio, Inc.:
ING VP Strategic Allocation Growth Portfolio -	ING VP Balanced Portfolio - Class I
Class I	ING VP Intermediate Bond Portfolio:
ING VP Strategic Allocation Moderate Portfolio -	ING VP Intermediate Bond Portfolio - Class I
Class I	ING VP Money Market Portfolio:
ING Variable Funds:	ING VP Money Market Portfolio - Class I
ING VP Growth and Income Portfolio - Class I	Janus Aspen Series:
ING Variable Insurance Trust:	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 3	Shares
ING GET U.S. Core Portfolio - Series 4	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 5	Institutional Shares
ING GET U.S. Core Portfolio - Series 6	Janus Aspen Series Large Cap Growth Portfolio -
ING GET U.S. Core Portfolio - Series 7	Institutional Shares
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Mid Cap Growth Portfolio -
ING GET U.S. Core Portfolio - Series 9	Institutional Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Worldwide Growth Portfolio -
ING GET U.S. Core Portfolio - Series 11	Institutional Shares
ING GET U.S. Core Portfolio - Series 12	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 13	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING GET U.S. Core Portfolio - Series 14	Class VC
ING Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING BlackRock Global Science and Technology	Oppenheimer Global Securities/VA
Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING International Index Portfolio - Class I**	Oppenheimer Main Street Small Cap Fund®/VA
ING Lehman Brothers U.S. Aggregate Bond Index®	Oppenheimer Mid Cap Fund/VA
Portfolio - Class I**	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Growth Portfolio -	PIMCO Real Return Portfolio - Administrative Class
Class I	Pioneer Variable Contracts Trust:
ING Opportunistic Large Cap Value Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I*
Class I	Pioneer High Yield VCT Portfolio - Class I
ING Opportunistic Large Cap Value Portfolio -	Wanger Advisors Trust:
Class S	Wanger International*
ING RussellTM Large Cap Index Portfolio - Class I**	Wanger Select
ING RussellTM Mid Cap Index Portfolio - Class I**	Wanger USA
ING RussellTM Small Cap Index Portfolio - Class I**
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I	* Division added in 2007
ING VP Index Plus SmallCap Portfolio - Class I	** Division added in 2008

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class	ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING Van Kampen Large Cap Growth Portfolio -	ING FMRSM Large Cap Growth Portfolio -
Institutional Class	Institutional Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology	ING VP Global Science and Technology Portfolio -
Portfolio - Class I	Class I
ING Opportunistic Large Cap Growth Portfolio -	ING VP Growth Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class S
Class S
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger International	Wanger International Small Cap
Wanger USA	Wanger U.S. Smaller Companies

During 2008, the following Divisions were closed to contractowners:

ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Institutional Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Partners, Inc.:
ING JPMorgan International Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP Real Estate Portfolio - Class I

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were available to contractowners during 2008 but did not have any activity as of December 31, 2008:

Fidelity® Variable Insurance Products V:

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
ING Investors Trust:

ING FMRSM Equity Income Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class S
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio

Effective October 7, 2008, ING VP Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING VP Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING VP Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets;

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

		c)	Inputs other than quoted market prices that are observable; and

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2008, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Intermediate Bond Portfolio and ING VP Money Market
Portfolio. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

             The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 60	$ 79	$ 146	$ 425
AIM V.I. Core Equity Fund - Series I Shares	817	711	107	350
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	201	205	367	620
Federated Insurance Series:
Federated American Leaders Fund II - Primary Shares	4,312	3,765	3,024	5,667
Federated Capital Income Fund II	327	839	274	746
Federated Equity Income Fund II	164	1,093	282	1,772
Federated Fund for U.S. Government Securities II	163	354	122	415
Federated High Income Bond Fund II - Primary Shares	489	843	528	1,187
Federated International Equity Fund II	46	870	37	680
Federated Mid Cap Growth Strategies Fund II	1,454	1,575	48	1,466
Federated Prime Money Fund II	992	1,160	973	1,160
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,746	32,171	17,760	50,981
Fidelity® VIP Growth Portfolio - Initial Class	1,524	2,927	2,300	2,895
Fidelity® VIP High Income Portfolio - Initial Class	8	10	9	124
Fidelity® VIP Overseas Portfolio - Initial Class	2,551	2,932	4,159	3,069
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,211	46,184	68,581	74,568
Fidelity® VIP Index 500 Portfolio - Initial Class	2,236	7,260	2,296	11,567
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	41	171	51	180
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	993	807	1,378	1,620
ING GET Fund:
ING GET Fund - Series U	1,599	16,298	870	3,494
ING GET Fund - Series V	456	25,689	659	6,376
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	33	53	195	594
ING American Funds Growth Portfolio	4,934	7,729	4,268	11,279
ING American Funds Growth-Income Portfolio	2,767	6,910	3,717	10,386
ING American Funds International Portfolio	6,993	10,253	8,405	14,337
ING BlackRock Large Cap Growth Portfolio - Institutional Class	4,359	7,583	53,097	8,707
ING Evergreen Health Sciences Portfolio - Service Class	754	296	659	673
ING Evergreen Omega Portfolio - Institutional Class	2,164	3,126	893	4,798
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,739	6,525	3,844	7,834
ING FMRSM Diversified Mid Cap Portfolio - Service Class	693	459	299	856

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
Investors Trust (continued):
ING Franklin Income Portfolio - Service Class	$ 1,455	$ 3,061	$ 4,177	$ 1,549
ING Franklin Mutual Shares Portfolio - Service Class	468	908	4,167	561
ING Global Real Estate Portfolio - Institutional Class	1,771	186	-	-
ING Global Real Estate Portfolio - Service Class	374	991	2,531	1,717
ING Global Resources Portfolio - Service Class	6,615	4,479	12,395	4,628
ING Janus Contrarian Portfolio - Service Class	416	126	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	3,140	4,970	7,646	4,384
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,576	3,197	4,890	3,418
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	434	1,477	693	3,138
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	90	79	220	406
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,789	8,707	3,591	14,971
ING JPMorgan Value Opportunities Portfolio - Service Class	414	567	556	967
ING Julius Baer Foreign Portfolio - Service Class	3,580	4,659	6,734	6,137
ING Legg Mason Value Portfolio - Institutional Class	3,518	4,489	608	9,824
ING Legg Mason Value Portfolio - Service Class	96	65	141	240
ING LifeStyle Aggressive Growth Portfolio - Service Class	451	634	2,015	1,017
ING LifeStyle Growth Portfolio - Service Class	2,268	2,446	2,500	3,113
ING LifeStyle Moderate Growth Portfolio - Service Class	1,844	5,230	5,210	4,369
ING LifeStyle Moderate Portfolio - Service Class	3,075	4,713	5,145	3,432
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,243	904	7,533	698
ING Lord Abbett Affiliated Portfolio - Service Class	215	294	180	297
ING Marsico Growth Portfolio - Service Class	716	651	1,657	576
ING Marsico International Opportunities Portfolio - Service Class	2,940	4,421	5,356	6,694
ING MFS Total Return Portfolio - Institutional Class	11,093	27,605	9,659	36,522
ING MFS Total Return Portfolio - Service Class	403	307	536	500
ING MFS Utilities Portfolio - Service Class	1,824	1,748	4,761	2,404
ING Mid Cap Growth Portfolio - Service Class	5	164	110	42
ING Oppenheimer Main Street Portfolio® - Institutional Class	461	991	1,553	1,760
ING Oppenheimer Main Street Portfolio® - Service Class	101	4	38	138
ING PIMCO High Yield Portfolio - Service Class	792	1,158	1,630	2,567
ING Pioneer Equity Income Portfolio - Institutional Class	553	1,211	7,669	1,171
ING Pioneer Fund Portfolio - Institutional Class	3,717	8,060	2,592	7,749
ING Pioneer Mid Cap Value Portfolio - Institutional Class	882	799	4,862	1,046
ING Pioneer Mid Cap Value Portfolio - Service Class	529	618	1,628	639
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,214	1,017	5,323	1,467
ING T. Rowe Price Equity Income Portfolio - Service Class	2,369	2,018	2,735	1,586
ING Templeton Global Growth Portfolio - Service Class	102	481	1,136	534
ING UBS U.S. Allocation Portfolio - Service Class	769	5,680	886	1,573
ING Van Kampen Capital Growth Portfolio - Institutional Class	53,984	6,968	-	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service Class	$ 335	$ 195	$ 221	$ 441
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	2,362	57,378	817	21,433
ING Van Kampen Real Estate Portfolio - Service Class	1,596	871	4,021	2,610
ING VP Index Plus International Equity Portfolio - Institutional
Class	7,205	6,970	26,868	1,661
ING VP Index Plus International Equity Portfolio - Service Class	455	399	3,580	12,846
ING Wells Fargo Disciplined Value Portfolio - Service Class	222	542	420	244
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	101	189	218	260
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	356	245	227	120
ING American Century Small-Mid Cap Value Portfolio - Service
Class	613	358	484	526
ING Baron Asset Portfolio - Service Class	313	339	856	181
ING Baron Small Cap Growth Portfolio - Service Class	731	983	1,188	3,410
ING Columbia Small Cap Value II Portfolio - Service Class	547	941	392	2,119
ING Davis New York Venture Portfolio - Service Class	931	784	1,890	664
ING JPMorgan International Portfolio - Initial Class	19,223	37,374	7,582	18,381
ING JPMorgan Mid Cap Value Portfolio - Service Class	391	803	1,199	890
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	724	5,348	732	10,554
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class	3,488	14,311	3,306	3,932
ING Neuberger Berman Partners Portfolio - Initial Class	2,648	12,125	2,436	13,533
ING Neuberger Berman Partners Portfolio - Service Class	356	105	337	261
ING Neuberger Berman Regency Portfolio - Service Class	11	141	331	569
ING OpCap Balanced Value Portfolio - Service Class	229	580	132	377
ING Oppenheimer Global Portfolio - Initial Class	14,308	28,000	11,625	45,738
ING Oppenheimer Strategic Income Portfolio - Initial Class	10,303	20,694	11,270	17,520
ING Oppenheimer Strategic Income Portfolio - Service Class	1	2	20	1
ING PIMCO Total Return Portfolio - Service Class	4,029	1,551	2,004	1,115
ING Pioneer High Yield Portfolio - Initial Class	19,577	1,914	1,663	1,285
ING Solution 2015 Portfolio - Service Class	2,713	888	472	23
ING Solution 2025 Portfolio - Service Class	1,453	1,646	1,661	121
ING Solution 2035 Portfolio - Service Class	1,353	1,080	1,176	18
ING Solution 2045 Portfolio - Service Class	1,265	1,322	1,468	371
ING Solution Income Portfolio - Service Class	652	317	1,331	521
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	9,749	10,843	7,334	20,123
ING T. Rowe Price Growth Equity Portfolio - Initial Class	5,385	10,058	5,180	14,349
ING Templeton Foreign Equity Portfolio - Initial Class	36,859	5,614	-	-
ING Templeton Foreign Equity Portfolio - Service Class	128	1,594	2,001	1,288
ING Thornburg Value Portfolio - Initial Class	880	4,961	3,966	7,489

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	$ 2,055	$ 6,208	$ 2,553	$ 9,036
ING UBS U.S. Small Cap Growth Portfolio - Service Class	3	36	110	106
ING Van Kampen Comstock Portfolio - Service Class	302	492	314	846
ING Van Kampen Equity and Income Portfolio - Initial Class	14,973	27,897	8,086	36,034
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,563	3,141	2,880	3,859
ING VP Strategic Allocation Growth Portfolio - Class I	4,894	4,113	2,403	3,036
ING VP Strategic Allocation Moderate Portfolio - Class I	3,608	3,566	2,736	6,559
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	31,980	59,186	13,086	67,897
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	1,753	13,567	675	3,184
ING GET U.S. Core Portfolio - Series 2	652	5,874	279	3,245
ING GET U.S. Core Portfolio - Series 3	1,435	5,799	728	6,279
ING GET U.S. Core Portfolio - Series 4	516	1,291	314	1,335
ING GET U.S. Core Portfolio - Series 5	429	531	174	973
ING GET U.S. Core Portfolio - Series 6	4,778	6,855	2,999	12,888
ING GET U.S. Core Portfolio - Series 7	3,411	5,807	1,502	10,711
ING GET U.S. Core Portfolio - Series 8	2,671	3,410	1,322	13,703
ING GET U.S. Core Portfolio - Series 9	2,157	3,141	876	9,068
ING GET U.S. Core Portfolio - Series 10	1,743	3,029	736	8,796
ING GET U.S. Core Portfolio - Series 11	1,957	3,231	960	7,997
ING GET U.S. Core Portfolio - Series 12	7,542	19,227	1,772	8,439
ING GET U.S. Core Portfolio - Series 13	2,428	14,348	558	13,436
ING GET U.S. Core Portfolio - Series 14	571	5,065	38,523	13,755
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	874	3,333	3,955	4,299
ING International Index Portfolio - Class I	316	1	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I	343	252	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	912	3,309	1,096	5,326
ING Opportunistic Large Cap Value Portfolio - Class I	2,212	2,200	493	3,410
ING Opportunistic Large Cap Value Portfolio - Class S	99	288	22	451
ING Russell™ Large Cap Index Portfolio - Class I	677	18	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	91	44	-	-
ING Russell™ Small Cap Index Portfolio - Class I	121	70	-	-
ING VP Index Plus LargeCap Portfolio - Class I	33,046	43,389	37,818	40,770
ING VP Index Plus MidCap Portfolio - Class I	2,235	2,366	2,645	4,284
ING VP Index Plus SmallCap Portfolio - Class I	690	1,380	1,620	2,786
ING VP Small Company Portfolio - Class I	8,680	13,830	11,834	20,912

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 864	$ 1,305	$ 699	$ 368
ING VP High Yield Bond Portfolio - Class I	3,153	24,689	5,169	12,170
ING VP International Value Portfolio - Class I	1,999	1,542	3,773	3,584
ING VP MidCap Opportunities Portfolio - Class I	461	496	434	97
ING VP MidCap Opportunities Portfolio - Class S	425	2,724	51	2,578
ING VP Real Estate Portfolio - Class I	876	2,102	1,903	5,039
ING VP SmallCap Opportunities Portfolio - Class I	515	192	412	266
ING VP SmallCap Opportunities Portfolio - Class S	622	1,233	221	1,752
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	16,851	29,930	14,580	33,384
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	41,809	28,452	12,805	25,833
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	108,397	100,604	98,331	120,435
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	2	4	1	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	10	1	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	-	-	-	-
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	-	6	-	-
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	-	4	90	87
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	450	967	1,200	1,179
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	6	6	5	3
Oppenheimer Main Street Fund®/VA	114	96	98	56
Oppenheimer Main Street Small Cap Fund®/VA	78	50	142	218
Oppenheimer Mid Cap Fund/VA	57	153	129	22
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,953	2,900	2,734	711
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,437	2,080	5,108	2,495
Pioneer High Yield VCT Portfolio - Class I	186	952	1,630	652
Wanger Advisors Trust:
Wanger International	624	803	1,939	752
Wanger Select	792	1,412	4,583	2,623
Wanger USA	178	181	1,000	1,143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
	2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	9,363	10,112	(749)	13,382	35,301	(21,919)
AIM V.I. Core Equity Fund - Series I Shares	51,474	48,460	3,014	9,025	31,174	(22,149)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	22,689	25,333	(2,644)	9,223	36,184	(26,961)
Federated Insurance Series:
Federated American Leaders Fund II - Primary Shares	2,916	152,103	(149,187)	8,097	180,408	(172,311)
Federated Capital Income Fund II	7,629	45,327	(37,698)	7,605	41,767	(34,162)
Federated Equity Income Fund II	1,455	71,692	(70,237)	6,791	97,377	(90,586)
Federated Fund for U.S. Government Securities II	3,660	18,972	(15,312)	1,401	23,218	(21,817)
Federated High Income Bond Fund II - Primary Shares	426	40,532	(40,106)	1,501	55,185	(53,684)
Federated International Equity Fund II	2,823	47,374	(44,551)	1,500	29,535	(28,035)
Federated Mid Cap Growth Strategies Fund II	5,490	58,051	(52,561)	1,916	48,337	(46,421)
Federated Prime Money Fund II	72,065	85,948	(13,883)	65,999	85,185	(19,186)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	834,814	2,680,366	(1,845,552)	390,613	2,660,015	(2,269,402)
Fidelity® VIP Growth Portfolio - Initial Class	118,381	187,521	(69,140)	116,590	148,408	(31,818)
Fidelity® VIP High Income Portfolio - Initial Class	1	803	(802)	8	11,413	(11,405)
Fidelity® VIP Overseas Portfolio - Initial Class	98,365	174,185	(75,820)	152,490	141,870	10,620
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,475,694	3,637,598	(2,161,904)	628,590	3,475,198	(2,846,608)
Fidelity® VIP Index 500 Portfolio - Initial Class	76,883	319,320	(242,437)	34,205	422,444	(388,239)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,885	10,993	(9,108)	48	9,459	(9,411)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	69,244	75,338	(6,094)	54,141	84,792	(30,651)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING GET Fund:
ING GET Fund - Series U	29,286	1,519,391	(1,490,105)	15,266	282,868	(267,602)
ING GET Fund - Series V	148,166	2,686,686	(2,538,520)	48,911	627,613	(578,702)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	3,733	8,238	(4,505)	13,867	46,294	(32,427)
ING American Funds Growth Portfolio	792,784	1,167,629	(374,845)	441,042	934,126	(493,084)
ING American Funds Growth-Income Portfolio	595,310	1,055,808	(460,498)	390,560	959,533	(568,973)
ING American Funds International Portfolio	865,640	1,196,281	(330,641)	663,450	1,071,035	(407,585)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	324,330	1,157,718	(833,388)	5,358,648	923,348	4,435,300
ING Evergreen Health Sciences Portfolio - Service Class	60,573	32,341	28,232	48,127	51,680	(3,553)
ING Evergreen Omega Portfolio - Institutional Class	181,498	355,300	(173,802)	109,891	421,109	(311,218)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	566,900	1,122,475	(555,575)	513,794	877,232	(363,438)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	61,421	55,027	6,394	21,855	62,711	(40,856)
ING Franklin Income Portfolio - Service Class	421,258	600,010	(178,752)	484,487	251,224	233,263
ING Franklin Mutual Shares Portfolio - Service Class	135,252	184,776	(49,524)	421,629	114,383	307,246
ING Global Real Estate Portfolio - Institutional Class	204,007	42,042	161,965	-	-	-
ING Global Real Estate Portfolio - Service Class	84,622	151,775	(67,153)	184,268	140,547	43,721
ING Global Resources Portfolio - Service Class	531,009	566,735	(35,726)	1,112,648	447,516	665,132
ING Janus Contrarian Portfolio - Service Class	48,649	22,726	25,923	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	330,835	500,208	(169,373)	594,985	366,367	228,618
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	127,532	193,737	(66,205)	247,655	182,149	65,506
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	72,598	184,100	(111,502)	47,460	244,275	(196,815)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	8,569	8,448	121	14,561	30,557	(15,996)
ING JPMorgan Value Opportunities Portfolio - Institutional Class	524,861	1,340,108	(815,247)	172,056	1,195,005	(1,022,949)
ING JPMorgan Value Opportunities Portfolio - Service Class	13,503	54,762	(41,259)	27,298	72,572	(45,274)
ING Julius Baer Foreign Portfolio - Service Class	418,585	639,381	(220,796)	457,016	518,049	(61,033)
ING Legg Mason Value Portfolio - Institutional Class	257,708	743,831	(486,123)	68,774	809,963	(741,189)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Legg Mason Value Portfolio - Service Class	2,438	8,407	(5,969)	11,153	19,764	(8,611)
ING LifeStyle Aggressive Growth Portfolio - Service Class	65,929	93,526	(27,597)	160,867	86,122	74,745
ING LifeStyle Growth Portfolio - Service Class	375,594	422,777	(47,183)	291,812	359,133	(67,321)
ING LifeStyle Moderate Growth Portfolio - Service Class	457,702	830,283	(372,581)	545,786	503,793	41,993
ING LifeStyle Moderate Portfolio - Service Class	497,420	692,957	(195,537)	523,921	397,076	126,845
ING Lord Abbett Affiliated Portfolio - Institutional Class	119,621	179,210	(59,589)	684,599	60,817	623,782
ING Lord Abbett Affiliated Portfolio - Service Class	35,575	55,880	(20,305)	14,556	27,705	(13,149)
ING Marsico Growth Portfolio - Service Class	94,737	93,179	1,558	150,693	62,793	87,900
ING Marsico International Opportunities Portfolio - Service Class	291,477	486,658	(195,181)	364,438	494,394	(129,956)
ING MFS Total Return Portfolio - Institutional Class	1,274,229	3,751,296	(2,477,067)	333,789	3,222,904	(2,889,115)
ING MFS Total Return Portfolio - Service Class	29,724	38,146	(8,422)	28,934	35,103	(6,169)
ING MFS Utilities Portfolio - Service Class	107,394	138,813	(31,419)	284,917	147,333	137,584
ING Mid Cap Growth Portfolio - Service Class	2,109	19,955	(17,846)	12,208	5,531	6,677
ING Oppenheimer Main Street Portfolio® - Institutional Class	90,194	137,712	(47,518)	133,633	145,675	(12,042)
ING Oppenheimer Main Street Portfolio® - Service Class	8,660	454	8,206	2,754	10,137	(7,383)
ING PIMCO High Yield Portfolio - Service Class	72,295	121,514	(49,219)	122,579	220,885	(98,306)
ING Pioneer Equity Income Portfolio - Institutional Class	131,663	225,753	(94,090)	815,127	128,728	686,399
ING Pioneer Fund Portfolio - Institutional Class	319,611	793,165	(473,554)	251,562	666,124	(414,562)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	113,260	123,148	(9,888)	430,324	96,335	333,989
ING Pioneer Mid Cap Value Portfolio - Service Class	88,473	105,774	(17,301)	141,321	60,429	80,892
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	289,860	129,004	160,856	357,532	123,948	233,584
ING T. Rowe Price Equity Income Portfolio - Service Class	276,869	286,826	(9,957)	186,701	119,855	66,846
ING Templeton Global Growth Portfolio - Service Class	44,848	92,246	(47,398)	108,640	57,825	50,815
ING UBS U.S. Allocation Portfolio - Service Class	49,398	551,616	(502,218)	31,851	133,228	(101,377)
ING Van Kampen Capital Growth Portfolio - Institutional Class	5,562,263	1,170,047	4,392,216	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	38,785	34,919	3,866	9,836	33,519	(23,683)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	232,271	5,901,672	(5,669,401)	210,252	2,068,227	(1,857,975)
ING Van Kampen Real Estate Portfolio - Service Class	169,087	145,215	23,872	293,902	232,056	61,846
ING VP Index Plus International Equity Portfolio - Institutional Class	342,220	1,087,214	(744,994)	2,794,871	205,808	2,589,063
ING VP Index Plus International Equity Portfolio - Service Class	23,405	46,680	(23,275)	343,184	1,114,810	(771,626)
ING Wells Fargo Disciplined Value Portfolio - Service Class	31,604	68,566	(36,962)	40,047	24,178	15,869
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	18,238	31,664	(13,426)	22,244	25,898	(3,654)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	30,053	29,774	279	15,635	8,932	6,703
ING American Century Small-Mid Cap Value Portfolio - Service Class	49,253	32,956	16,297	19,215	31,775	(12,560)
ING Baron Asset Portfolio - Service Class	32,792	54,118	(21,326)	78,754	16,474	62,280
ING Baron Small Cap Growth Portfolio - Service Class	109,147	139,596	(30,449)	107,311	320,051	(212,740)
ING Columbia Small Cap Value II Portfolio - Service Class	100,634	150,467	(49,833)	49,982	213,382	(163,400)
ING Davis New York Venture Portfolio - Service Class	143,643	133,282	10,361	177,792	76,312	101,480
ING JPMorgan International Portfolio - Initial Class	115,745	2,271,300	(2,155,555)	563,357	1,309,677	(746,320)
ING JPMorgan Mid Cap Value Portfolio - Service Class	20,636	57,012	(36,376)	58,466	48,940	9,526
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	207,906	679,501	(471,595)	105,840	813,150	(707,310)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	366,974	1,377,573	(1,010,599)	383,080	479,347	(96,267)
ING Neuberger Berman Partners Portfolio - Initial Class	520,373	1,503,933	(983,560)	135,172	1,293,271	(1,158,099)
ING Neuberger Berman Partners Portfolio - Service Class	51,028	13,596	37,432	28,240	24,085	4,155
ING Neuberger Berman Regency Portfolio - Service Class	2,806	15,965	(13,159)	35,365	58,899	(23,534)
ING OpCap Balanced Value Portfolio - Service Class	7,514	72,106	(64,592)	2,252	27,929	(25,677)
ING Oppenheimer Global Portfolio - Initial Class	864,388	2,876,782	(2,012,394)	450,517	3,236,685	(2,786,168)
ING Oppenheimer Strategic Income Portfolio - Initial Class	2,075,003	3,275,379	(1,200,376)	1,224,057	1,985,345	(761,288)
ING Oppenheimer Strategic Income Portfolio - Service Class	12	139	(127)	1,773	113	1,660
ING PIMCO Total Return Portfolio - Service Class	333,457	177,217	156,240	151,061	94,546	56,515
ING Pioneer High Yield Portfolio - Initial Class	2,038,499	324,372	1,714,127	146,926	117,113	29,813

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	284,879	124,608	160,271	39,095	1,380	37,715
ING Solution 2025 Portfolio - Service Class	215,667	220,701	(5,034)	129,947	8,633	121,314
ING Solution 2035 Portfolio - Service Class	198,152	166,100	32,052	89,549	850	88,699
ING Solution 2045 Portfolio - Service Class	136,159	139,593	(3,434)	108,922	27,785	81,137
ING Solution Income Portfolio - Service Class	80,477	47,124	33,353	117,663	44,742	72,921
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	526,043	1,274,943	(748,900)	226,069	1,586,212	(1,360,143)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	141,950	491,769	(349,819)	127,580	508,074	(380,494)
ING Templeton Foreign Equity Portfolio - Initial Class	3,810,092	898,839	2,911,253	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	16,208	136,914	(120,706)	169,488	112,652	56,836
ING Thornburg Value Portfolio - Initial Class	218,137	634,560	(416,423)	303,651	587,901	(284,250)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	212,690	620,217	(407,527)	221,690	657,525	(435,835)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	897	4,471	(3,574)	10,604	10,055	549
ING Van Kampen Comstock Portfolio - Service Class	25,861	53,329	(27,468)	14,908	55,793	(40,885)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,386,209	3,337,397	(1,951,188)	357,620	2,996,710	(2,639,090)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	79,605	191,703	(112,098)	113,738	203,337	(89,599)
ING VP Strategic Allocation Growth Portfolio - Class I	291,790	296,694	(4,904)	83,158	167,536	(84,378)
ING VP Strategic Allocation Moderate Portfolio - Class I	99,048	222,583	(123,535)	108,444	379,725	(271,281)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	3,552,279	4,068,096	(515,817)	435,597	2,784,118	(2,348,521)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	95,732	1,355,305	(1,259,573)	581	255,761	(255,180)
ING GET U.S. Core Portfolio - Series 2	64,401	630,571	(566,170)	3,199	291,115	(287,916)
ING GET U.S. Core Portfolio - Series 3	148,653	678,099	(529,446)	18,168	565,748	(547,580)
ING GET U.S. Core Portfolio - Series 4	82,905	199,364	(116,459)	23,370	128,489	(105,119)
ING GET U.S. Core Portfolio - Series 5	36,058	83,456	(47,398)	18,684	96,447	(77,763)
ING GET U.S. Core Portfolio - Series 6	54,952	662,633	(607,681)	33,445	1,105,442	(1,071,997)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 7	74,649	605,594	(530,945)	15,322	927,741	(912,419)
ING GET U.S. Core Portfolio - Series 8	6,622	306,336	(299,714)	7,998	1,199,137	(1,191,139)
ING GET U.S. Core Portfolio - Series 9	4,208	289,438	(285,230)	50,840	831,056	(780,216)
ING GET U.S. Core Portfolio - Series 10	16,730	295,504	(278,774)	11,509	774,982	(763,473)
ING GET U.S. Core Portfolio - Series 11	1,370	301,967	(300,597)	543,199	1,253,937	(710,738)
ING GET U.S. Core Portfolio - Series 12	1,882,165	3,654,875	(1,772,710)	131,675	786,436	(654,761)
ING GET U.S. Core Portfolio - Series 13	1,903,461	3,264,066	(1,360,605)	54,630	1,257,075	(1,202,445)
ING GET U.S. Core Portfolio - Series 14	134,462	595,067	(460,605)	3,038,184	545,461	2,492,723
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	375,560	958,813	(583,253)	932,855	1,013,946	(81,091)
ING International Index Portfolio - Class I	35,557	25	35,532	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class I	35,241	25,813	9,428	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	144,195	384,305	(240,110)	115,548	448,627	(333,079)
ING Opportunistic Large Cap Value Portfolio - Class I	40,246	103,713	(63,467)	16,168	149,372	(133,204)
ING Opportunistic Large Cap Value Portfolio - Class S	24,842	53,948	(29,106)	1,694	38,543	(36,849)
ING Russell™ Large Cap Index Portfolio - Class I	99,969	3,589	96,380	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	12,024	7,092	4,932	-	-	-
ING Russell™ Small Cap Index Portfolio - Class I	14,079	9,007	5,072	-	-	-
ING VP Index Plus LargeCap Portfolio - Class I	2,664,957	4,441,285	(1,776,328)	3,392,724	2,771,850	620,874
ING VP Index Plus MidCap Portfolio - Class I	56,762	135,835	(79,073)	62,406	180,286	(117,880)
ING VP Index Plus SmallCap Portfolio - Class I	43,798	106,597	(62,799)	49,813	153,934	(104,121)
ING VP Small Company Portfolio - Class I	361,534	987,127	(625,593)	136,424	921,226	(784,802)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	74,238	128,503	(54,265)	50,215	26,778	23,437
ING VP High Yield Bond Portfolio - Class I	340,861	2,613,728	(2,272,867)	444,433	1,276,390	(831,957)
ING VP International Value Portfolio - Class I	124,856	131,674	(6,818)	150,047	205,935	(55,888)
ING VP MidCap Opportunities Portfolio - Class I	44,028	46,805	(2,777)	31,189	8,492	22,697
ING VP MidCap Opportunities Portfolio - Class S	187,520	384,593	(197,073)	19,528	228,625	(209,097)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust (continued):
ING VP Real Estate Portfolio - Class I	35,581	119,223	(83,642)	87,335	245,850	(158,515)
ING VP SmallCap Opportunities Portfolio - Class I	53,788	27,819	25,969	42,473	26,939	15,534
ING VP SmallCap Opportunities Portfolio - Class S	124,585	269,185	(144,600)	33,368	197,601	(164,233)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	429,348	1,846,534	(1,417,186)	333,493	1,598,025	(1,264,532)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	3,371,594	2,833,690	537,904	829,742	1,777,773	(948,031)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	16,497,663	16,723,037	(225,374)	10,574,773	12,988,629	(2,413,856)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	127	(127)	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	411	(411)	-	-	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	-	2	(2)	2	2	-
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	7	180	(173)	-	6	(6)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	-	152	(152)	3,231	3,231	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	62,246	114,324	(52,078)	43,479	75,764	(32,285)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	213	(213)	-	103	(103)
Oppenheimer Main Street Fund®/VA	13,455	13,761	(306)	7,338	4,113	3,225
Oppenheimer Main Street Small Cap Fund®/VA	6,905	6,669	236	8,750	15,720	(6,970)
Oppenheimer Mid Cap Fund/VA	5,708	15,287	(9,579)	10,834	1,716	9,118
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	415,801	266,627	149,174	223,523	63,990	159,533
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	235,013	264,415	(29,402)	441,429	216,512	224,917
Pioneer High Yield VCT Portfolio - Class I	19,880	99,561	(79,681)	131,821	53,879	77,942

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Wanger Advisors Trust:
Wanger International	64,931	104,899	(39,968)	192,147	80,589	111,558
Wanger Select	70,554	124,853	(54,299)	291,394	164,811	126,583
Wanger USA	15,180	18,603	(3,423)	65,094	76,202	(11,108)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2008 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	6,814.980	$7.24 to $8.13	$ 52,533
Contracts in accumulation period:
Non-Qualified V	9,032.624	6.54	59,073
Non-Qualified V (0.75)	59,392.153	6.86	407,430
Non-Qualified IX	559.094	6.38	3,567
Non-Qualified XII	10.025	6.83	68
Non-Qualified XXIII	82.599	6.88	568

	75,891.475		$ 523,239

AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	26,129.811	$9.28 to $9.77	$ 254,981
Contracts in accumulation period:
Non-Qualified V	47,823.596	7.33	350,547
Non-Qualified V (0.75)	54,586.208	7.70	420,314
Non-Qualified IX	1,815.444	7.16	12,999
Non-Qualified XII	15.214	7.66	117
Non-Qualified XX	2,838.106	11.44	32,468
Non-Qualified XXIII	1,635.449	7.51	12,282

	134,843.828		$ 1,083,708

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	3,725.102	$ 16.77	$ 62,470
Non-Qualified V (0.75)	24,307.359	17.89	434,859
Non-Qualified VII	41,802.219	9.25	386,671
Non-Qualified VIII	30,521.367	9.41	287,206
Non-Qualified XXIII	130.828	7.49	980

	100,486.875		$ 1,172,186

Federated American Leaders Fund II - Primary Shares
Currently payable annuity contracts:	1,320.611	$ 17.90	$ 23,639
Contracts in accumulation period:
Non-Qualified VII	498,599.186	17.54	8,745,430
Non-Qualified VIII	105.031	12.77	1,341

	500,024.828		$ 8,770,410

Federated Capital Income Fund II
Currently payable annuity contracts:	454.273	$ 13.57	$ 6,164
Contracts in accumulation period:
Non-Qualified VII	111,556.224	13.30	1,483,698
Non-Qualified VIII	59.440	11.19	665

	112,069.937		$ 1,490,527

Federated Equity Income Fund II
Currently payable annuity contracts:	6,445.162	$ 10.10	$ 65,096
Contracts in accumulation period:
Non-Qualified VII	198,676.488	11.72	2,328,488

	205,121.650		$ 2,393,584

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	108,714.569	$ 17.62	$ 1,915,551

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,850.253	$ 14.86	$ 27,495
Contracts in accumulation period:
Non-Qualified VII	237,685.133	14.56	3,460,696

	239,535.386		$ 3,488,191

Federated International Equity Fund II
Currently payable annuity contracts:	973.437	$ 11.80	$ 11,487
Contracts in accumulation period:
Non-Qualified VII	118,582.533	$ 11.56	$ 1,370,814
Non-Qualified VIII	115.762	10.79	1,249

	119,671.732		$ 1,383,550

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	154,203.276	$ 16.47	$ 2,539,728

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	127,857.796	$ 13.66	$ 1,746,537

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	218,531.912	$ 15.05	$ 3,288,905
Non-Qualified V (0.75)	522,945.977	16.05	8,393,283
Non-Qualified VII	1,240,836.279	17.76	22,037,252
Non-Qualified VIII	296,765.646	12.91	3,831,244
Non-Qualified IX	15,631.279	14.61	228,373
Non-Qualified X	22,407.392	15.05	337,231
Non-Qualified XII	6,415.382	9.13	58,572
Non-Qualified XIII	939,281.381	8.83	8,293,855
Non-Qualified XIV	1,181,565.058	8.55	10,102,381
Non-Qualified XV	325,452.996	8.42	2,740,314
Non-Qualified XVI	71,254.311	8.06	574,310
Non-Qualified XVIII	23,444.322	7.76	181,928
Non-Qualified XIX	107,850.452	7.86	847,705
Non-Qualified XX	8,693.888	9.56	83,114
Non-Qualified XXIII	21,845.892	6.88	150,300

	5,002,922.167		$ 61,148,767

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	172,394.456	$ 12.40	$ 2,137,691
Non-Qualified V (0.75)	410,859.041	13.22	5,431,557
Non-Qualified IX	10,151.713	12.04	122,227
Non-Qualified X	3,860.315	12.40	47,868
Non-Qualified XII	9,783.583	7.96	77,877
Non-Qualified XX	2,509.773	9.12	22,889
Non-Qualified XXIII	17,677.602	6.28	111,015

	627,236.483		$ 7,951,124

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,653.841	$7.93 to $9.16	$ 69,353

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	102,747.728	$ 13.32	$ 1,368,600
Non-Qualified V (0.75)	216,495.215	14.20	3,074,232
Non-Qualified IX	1,466.175	12.93	18,958
Non-Qualified X	47.335	13.32	631
Non-Qualified XII	708.906	9.86	6,990
Non-Qualified XX	6,270.839	12.09	75,814
Non-Qualified XXIII	5,899.920	6.59	38,880

	333,636.118		$ 4,584,105

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	381,493.065	$ 21.06	$ 8,034,244
Non-Qualified V (0.75)	951,230.410	22.46	21,364,635
Non-Qualified VII	1,298,211.980	22.97	29,819,929
Non-Qualified VIII	265,541.722	18.65	4,952,353
Non-Qualified IX	20,494.816	20.45	419,119
Non-Qualified X	12,124.733	21.06	255,347
Non-Qualified XII	38,020.915	12.48	474,501
Non-Qualified XIII	1,453,753.760	11.58	16,834,469
Non-Qualified XIV	1,579,285.113	11.22	17,719,579
Non-Qualified XV	526,260.067	11.04	5,809,911
Non-Qualified XVI	163,490.357	8.75	1,430,541
Non-Qualified XVIII	26,248.588	8.43	221,276
Non-Qualified XIX	148,804.872	8.53	1,269,306
Non-Qualified XX	43,318.320	11.90	515,488
Non-Qualified XXII	2,364.468	7.24	17,119
Non-Qualified XXIII	59,360.430	6.89	408,993

	6,970,003.616		$ 109,546,810

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,122,989.089	$ 16.88	$ 18,956,056
Non-Qualified VIII	193,845.624	14.27	2,766,177

	1,316,834.713		$ 21,722,233

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	52,014.595	$ 16.84	$ 875,926

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	43,595.050	$ 11.64	$ 507,446
Non-Qualified V (0.75)	171,051.686	12.08	2,066,304
Non-Qualified IX	3,125.591	11.43	35,726
Non-Qualified XII	3,563.841	12.04	42,909
Non-Qualified XX	2,663.798	11.80	31,433
Non-Qualified XXIII	6,396.473	7.04	45,031

	230,396.439		$ 2,728,849

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	5,386.091	$ 7.26	$ 39,103
Non-Qualified V (0.75)	1,816.788	7.40	13,444
Non-Qualified IX	1,604.149	7.19	11,534

	8,807.028		$ 64,081

ING American Funds Growth Portfolio
Currently payable annuity contracts:	184,325.130	$ 7.74	$ 1,426,677
Contracts in accumulation period:
Non-Qualified XIII	458,590.249	7.98	3,659,550
Non-Qualified XIV	501,572.010	7.88	3,952,387
Non-Qualified XV	294,458.398	7.83	2,305,609
Non-Qualified XVI	49,001.575	7.81	382,702
Non-Qualified XVIII	18,184.243	7.67	139,473
Non-Qualified XIX	87,249.504	7.72	673,566

	1,593,381.109		$ 12,539,964

ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	205,051.450	$ 7.57	$ 1,552,239
Contracts in accumulation period:
Non-Qualified XIII	359,054.064	7.78	2,793,441
Non-Qualified XIV	529,158.699	7.68	4,063,939
Non-Qualified XV	311,713.559	7.64	2,381,492
Non-Qualified XVI	43,472.374	7.62	331,259
Non-Qualified XVIII	17,710.844	7.48	132,477
Non-Qualified XIX	21,824.629	7.52	164,121

	1,487,985.619		$ 11,418,968

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Currently payable annuity contracts:	152,399.758	$ 9.76	$ 1,487,422
Contracts in accumulation period:
Non-Qualified XIII	350,045.239	10.04	3,514,454
Non-Qualified XIV	526,282.381	9.91	5,215,458
Non-Qualified XV	215,649.837	9.85	2,124,151
Non-Qualified XVI	37,769.091	9.83	371,270
Non-Qualified XVIII	14,523.131	9.65	140,148
Non-Qualified XIX	59,882.315	9.71	581,457

	1,356,551.752		$ 13,434,360

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	279,414.529	$5.90 to $5.94	$ 1,648,648
Contracts in accumulation period:
Non-Qualified V	168,582.959	6.27	1,057,015
Non-Qualified V (0.75)	230,496.842	6.33	1,459,045
Non-Qualified VII	878,643.315	5.88	5,166,423
Non-Qualified VIII	99,889.642	5.90	589,349
Non-Qualified IX	3,982.024	6.24	24,848
Non-Qualified X	12,301.892	6.28	77,256
Non-Qualified XII	4,131.315	6.32	26,110
Non-Qualified XIII	663,377.718	5.93	3,933,830
Non-Qualified XIV	896,771.361	5.90	5,290,951
Non-Qualified XV	322,430.189	5.88	1,895,890
Non-Qualified XVI	7,628.321	5.88	44,855
Non-Qualified XVIII	7,514.772	5.83	43,811
Non-Qualified XIX	17,097.031	5.85	100,018
Non-Qualified XX	888.216	6.31	5,605
Non-Qualified XXIII	8,762.284	7.15	62,650

	3,601,912.410		$ 21,426,304

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,099.069	$ 9.52	$ 96,143
Non-Qualified V (0.75)	58,040.788	9.69	562,415
Non-Qualified XII	288.733	9.68	2,795
Non-Qualified XX	499.943	9.62	4,809

	68,928.533		$ 666,162

ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:	73,964.193	$8.58 to $8.96	$ 662,537
Contracts in accumulation period:
Non-Qualified VII	272,891.421	8.40	2,292,288
Non-Qualified VIII	3,024.391	8.44	25,526
Non-Qualified XIII	132,881.072	9.51	1,263,699
Non-Qualified XIV	178,914.627	9.40	1,681,797
Non-Qualified XV	83,157.056	9.35	777,518
Non-Qualified XVI	11,705.331	9.33	109,211
Non-Qualified XVIII	12,253.193	9.18	112,484
Non-Qualified XIX	4,285.672	9.23	39,557

	773,076.956		$ 6,964,617

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	182,307.133	$ 6.79	$ 1,237,865
Contracts in accumulation period:
Non-Qualified VII	482,506.058	6.71	3,237,616
Non-Qualified VIII	159,918.174	6.74	1,077,848
Non-Qualified XIII	483,580.468	6.79	3,283,511
Non-Qualified XIV	466,426.591	6.74	3,143,715
Non-Qualified XV	167,234.250	6.71	1,122,142
Non-Qualified XVI	31,306.737	6.70	209,755
Non-Qualified XVIII	13,867.227	6.62	91,801
Non-Qualified XIX	26,200.965	6.65	174,236

	2,013,347.603		$ 13,578,489

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	19,668.384	$ 8.88	$ 174,655
Non-Qualified V (0.75)	62,805.972	9.04	567,766
Non-Qualified IX	1,178.686	8.80	10,372
Non-Qualified XII	3,167.125	9.03	28,599
Non-Qualified XX	3,790.622	8.98	34,040

	90,610.789		$ 815,432

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	129,483.284	$ 7.81	$ 1,011,264
Non-Qualified XIV	177,286.236	7.74	1,372,195
Non-Qualified XV	83,209.647	7.71	641,546
Non-Qualified XVI	18,898.531	7.70	145,519
Non-Qualified XVIII	1,462.380	7.61	11,129
Non-Qualified XIX	39,316.298	7.64	300,377

	449,656.376		$ 3,482,030

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	81,917.928	$ 7.35	$ 602,097
Non-Qualified XIV	115,203.618	7.31	842,138
Non-Qualified XV	33,368.171	7.29	243,254
Non-Qualified XVI	7,351.285	7.29	53,591
Non-Qualified XVIII	2,896.342	7.23	20,941
Non-Qualified XIX	16,984.308	7.25	123,136

	257,721.652		$ 1,885,157

ING Global Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	14,266.615	$ 6.70	$ 95,586
Non-Qualified V (0.75)	136,534.887	6.71	916,149
Non-Qualified IX	2,303.447	6.69	15,410
Non-Qualified XII	8,860.365	6.71	59,453

	161,965.314		$ 1,086,598

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	64,669.562	$ 7.30	$ 472,088
Non-Qualified XIV	27,092.830	7.24	196,152
Non-Qualified XV	11,943.172	7.21	86,110
Non-Qualified XVI	1,939.031	7.20	13,961
Non-Qualified XVIII	6,731.429	7.11	47,860
Non-Qualified XIX	12,029.181	7.14	85,888

	124,405.205		$ 902,059

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	125,599.421	$ 7.84	$ 984,699
Non-Qualified V (0.75)	369,260.741	7.93	2,928,238
Non-Qualified VII	53,619.571	8.25	442,361
Non-Qualified IX	9,097.513	7.80	70,961
Non-Qualified X	2,442.579	7.84	19,150
Non-Qualified XII	6,839.549	7.92	54,169
Non-Qualified XIII	80,820.105	7.68	620,698
Non-Qualified XIV	72,901.710	7.62	555,511
Non-Qualified XV	34,320.183	7.59	260,490
Non-Qualified XVI	8,357.521	7.58	63,350
Non-Qualified XVIII	1,317.056	7.49	9,865
Non-Qualified XIX	13,575.741	7.52	102,090
Non-Qualified XX	2,664.193	7.89	21,020
Non-Qualified XXIII	10,615.689	6.20	65,817

	791,431.572		$ 6,198,419

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,924.475	$ 5.33	$ 20,917
Non-Qualified V (0.75)	16,053.789	5.35	85,888
Non-Qualified XII	5,944.656	5.35	31,804

	25,922.920		$ 138,609

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	184,178.062	$ 9.71	$ 1,788,369
Non-Qualified VIII	34,089.027	9.76	332,709
Non-Qualified XIII	57,318.042	7.60	435,617
Non-Qualified XIV	67,866.288	7.53	511,033
Non-Qualified XV	22,987.381	7.50	172,405
Non-Qualified XVI	5,219.230	7.49	39,092
Non-Qualified XVIII	2,808.601	7.40	20,784
Non-Qualified XIX	3,795.704	7.43	28,202

	378,262.335		$ 3,328,211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	29,472.647	$ 11.83	$ 348,661
Non-Qualified V (0.75)	297,377.148	12.05	3,583,395
Non-Qualified IX	16,919.230	11.72	198,293
Non-Qualified XII	983.841	12.03	11,836
Non-Qualified XX	2,997.880	11.96	35,855
Non-Qualified XXIII	1,018.395	5.87	5,978

	348,769.141		$ 4,184,018

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	79,400.071	$ 9.00	$ 714,601
Non-Qualified XIV	87,643.869	8.90	780,030
Non-Qualified XV	26,913.852	8.85	238,188
Non-Qualified XVI	5,308.755	8.84	46,929
Non-Qualified XVIII	2,397.407	8.69	20,833
Non-Qualified XIX	13,579.323	8.74	118,683

	215,243.277		$ 1,919,264

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	1,028.127	$ 8.74	$ 8,986
Non-Qualified V (0.75)	10,289.476	8.90	91,576
Non-Qualified XXIII	138.083	7.37	1,018

	11,455.686		$ 101,580

ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	572,239.984	$ 7.52	$ 4,303,245
Non-Qualified XIV	575,866.352	7.44	4,284,446
Non-Qualified XV	177,034.556	7.39	1,308,285
Non-Qualified XVI	31,740.378	7.38	234,244
Non-Qualified XVIII	11,943.817	7.26	86,712
Non-Qualified XIX	49,130.171	7.30	358,650

	1,417,955.258		$ 10,575,582

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	187,812.343	$ 7.32	$ 1,374,786
Non-Qualified VIII	6,980.878	7.36	51,379

	194,793.221		$ 1,426,165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,474.666	$ 10.87	$ 222,560
Non-Qualified V (0.75)	355,789.753	11.13	3,959,940
Non-Qualified IX	745.722	10.75	8,017
Non-Qualified XIII	213,965.036	7.00	1,497,755
Non-Qualified XIV	124,683.988	6.94	865,307
Non-Qualified XV	57,593.559	6.91	397,971
Non-Qualified XVI	6,055.509	6.90	41,783
Non-Qualified XVIII	2,737.170	6.82	18,668
Non-Qualified XIX	11,863.177	6.85	81,263
Non-Qualified XX	2,860.869	11.02	31,527
Non-Qualified XXIII	4,762.462	6.60	31,432

	801,531.911		$ 7,156,223

ING Legg Mason Value Portfolio - Institutional Class
Currently payable annuity contracts:	126,483.331	$ 5.10	$ 645,065
Contracts in accumulation period:
Non-Qualified XIII	371,902.749	5.02	1,866,952
Non-Qualified XIV	605,216.264	4.96	3,001,873
Non-Qualified XV	234,564.039	4.93	1,156,401
Non-Qualified XVI	29,354.205	4.92	144,423
Non-Qualified XVIII	4,029.124	4.83	19,461
Non-Qualified XIX	37,239.730	4.86	180,985

	1,408,789.442		$ 7,015,160

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,823.613	$ 4.93	$ 13,920
Non-Qualified V (0.75)	28,733.783	5.02	144,244
Non-Qualified XX	737.238	4.99	3,679

	32,294.634		$ 161,843

ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	33,991.884	$ 7.30	$ 248,141
Non-Qualified XIV	66,689.035	7.23	482,162
Non-Qualified XV	15,928.414	7.19	114,525
Non-Qualified XVI	28,087.809	7.18	201,670
Non-Qualified XVIII	152.083	7.07	1,075
Non-Qualified XIX	2,879.355	7.10	20,443

	147,728.580		$ 1,068,016

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	205,021.801	$ 7.74	$ 1,586,869
Non-Qualified XIV	177,663.786	7.66	1,360,905
Non-Qualified XV	140,799.033	7.62	1,072,889
Non-Qualified XVI	46,179.774	7.61	351,428
Non-Qualified XVIII	1,968.355	7.49	14,743
Non-Qualified XIX	51,840.724	7.53	390,361

	623,473.473		$ 4,777,195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	314,213.965	$ 8.17	$ 2,567,128
Non-Qualified XIV	323,026.967	8.09	2,613,288
Non-Qualified XV	105,804.102	8.05	851,723
Non-Qualified XVI	72,962.486	8.03	585,889
Non-Qualified XVIII	16,891.144	7.91	133,609
Non-Qualified XIX	30,896.526	7.95	245,627

	863,795.190		$ 6,997,264

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	180,759.936	$ 8.65	$ 1,563,573
Non-Qualified XIV	314,370.117	8.56	2,691,008
Non-Qualified XV	144,803.734	8.51	1,232,280
Non-Qualified XVI	150,258.112	8.50	1,277,194
Non-Qualified XVIII	11,580.545	8.37	96,929
Non-Qualified XIX	53,906.430	8.41	453,353

	855,678.874		$ 7,314,337

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	73,714.587	$ 6.99	$ 515,265
Non-Qualified V (0.75)	479,053.201	7.08	3,391,697
Non-Qualified IX	1,960.618	6.94	13,607
Non-Qualified XII	5,019.594	7.07	35,489
Non-Qualified XX	2,998.565	7.04	21,110
Non-Qualified XXIII	5,608.723	7.65	42,907

	568,355.288		$ 4,020,075

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	16,248.862	$ 7.01	$ 113,905
Non-Qualified XIV	30,935.517	6.96	215,311
Non-Qualified XV	17,250.792	6.93	119,548
Non-Qualified XVI	647.402	6.92	4,480
Non-Qualified XIX	664.423	6.86	4,558

	65,746.996		$ 457,802

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,924.478	$ 7.84	$ 54,288
Non-Qualified V (0.75)	88,941.572	7.99	710,643
Non-Qualified XII	3,143.639	7.97	25,055
Non-Qualified XIII	31,529.015	6.76	213,136
Non-Qualified XIV	24,092.434	6.71	161,660
Non-Qualified XV	6,117.548	6.68	40,865
Non-Qualified XVI	4,736.307	6.67	31,591
Non-Qualified XIX	6,150.923	6.61	40,658
Non-Qualified XXIII	1,022.894	7.09	7,252

	172,658.810		$ 1,285,148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	20,092.469	$ 9.04	$ 181,636
Non-Qualified V (0.75)	115,129.584	9.21	1,060,343
Non-Qualified VII	191,859.521	6.32	1,212,552
Non-Qualified VIII	12,666.299	6.35	80,431
Non-Qualified XII	3,167.371	9.19	29,108
Non-Qualified IX	2,608.173	8.96	23,369
Non-Qualified XIII	97,676.670	9.14	892,765
Non-Qualified XIV	131,109.844	9.04	1,185,233
Non-Qualified XV	25,014.278	8.99	224,878
Non-Qualified XVI	10,113.816	8.97	90,721
Non-Qualified XVIII	5,282.854	8.82	46,595
Non-Qualified XIX	11,044.033	8.87	97,961
Non-Qualified XX	1,285.592	9.14	11,750
Non-Qualified XXIII	127.188	6.02	766

	627,177.692		$ 5,138,108

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,184,444.845	$ 9.10	$ 10,778,448
Non-Qualified VIII	307,355.968	9.15	2,812,307
Non-Qualified XIII	1,439,660.294	9.25	13,316,858
Non-Qualified XIV	1,615,945.177	9.15	14,785,898
Non-Qualified XV	527,575.292	9.10	4,800,935
Non-Qualified XVI	141,639.520	9.08	1,286,087
Non-Qualified XVIII	28,206.968	8.93	251,888
Non-Qualified XIX	89,964.198	8.98	807,879

	5,334,792.262		$ 48,840,300

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,331.793	$ 10.96	$ 124,196
Non-Qualified V (0.75)	83,774.306	11.28	944,974
Non-Qualified IX	681.264	11.26	7,671
Non-Qualified XII	4,241.851	11.24	47,678
Non-Qualified XX	1,625.798	11.15	18,128
Non-Qualified XXIII	1,261.400	8.43	10,634

	102,916.412		$ 1,153,281

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	30,144.324	$ 11.41	$ 343,947
Non-Qualified V (0.75)	143,479.137	11.62	1,667,228
Non-Qualified IX	1,861.530	11.30	21,035
Non-Qualified XII	1,112.678	11.60	12,907
Non-Qualified XX	9,389.154	11.53	108,257
Non-Qualified XXIII	1,133.375	6.96	7,888

	187,120.198		$ 2,161,262

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Institutional
Class
Currently payable annuity contracts:	28,754.197	$6.90 to $7.63	$ 205,562
Contracts in accumulation period:
Non-Qualified VII	29,213.674	7.83	228,743
Non-Qualified VIII	4,006.374	7.88	31,570
Non-Qualified XIII	35,879.213	7.97	285,957
Non-Qualified XIV	45,373.001	7.88	357,539
Non-Qualified XV	15,163.342	7.83	118,729
Non-Qualified XVI	5,807.269	7.82	45,413
Non-Qualified XVIII	9,735.077	7.69	74,863
Non-Qualified XIX	12,845.012	7.73	99,292

	186,777.159		$ 1,447,668

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V	700.830	$ 7.77	$ 5,445
Non-Qualified V (0.75)	13,454.325	7.91	106,424

	14,155.155		$ 111,869

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,888.959	$ 8.77	$ 51,646
Non-Qualified V (0.75)	59,201.202	8.93	528,667
Non-Qualified VII	129,370.494	8.74	1,130,698
Non-Qualified VIII	2,328.498	8.79	20,468
Non-Qualified XII	97.306	8.91	867
Non-Qualified XXIII	1,931.554	8.00	15,452

	198,818.013		$ 1,747,798

ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	152,126.065	$ 6.29	$ 956,873
Non-Qualified V (0.75)	402,658.027	6.37	2,564,932
Non-Qualified IX	3,611.035	6.25	22,569
Non-Qualified XII	15,947.712	6.36	101,427
Non-Qualified XX	14,118.129	6.34	89,509
Non-Qualified XXIII	3,848.383	7.70	29,633

	592,309.351		$ 3,764,943

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	220,010.641	$7.77 to $8.55	$ 1,879,676
Contracts in accumulation period:
Non-Qualified V	11,544.521	7.26	83,813
Non-Qualified V (0.75)	19,481.673	7.36	143,385
Non-Qualified XIII	276,102.134	8.64	2,385,522
Non-Qualified XIV	419,246.145	8.55	3,584,555
Non-Qualified XV	194,517.393	8.50	1,653,398
Non-Qualified XVI	4,047.657	8.49	34,365
Non-Qualified XVIII	8,421.624	8.34	70,236
Non-Qualified XIX	36,417.890	8.39	305,546

	1,189,789.678		$ 10,140,496

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	38,919.038	$ 7.33	$ 285,277
Non-Qualified V (0.75)	245,457.081	7.43	1,823,746
Non-Qualified IX	8,022.146	7.28	58,401
Non-Qualified XII	17,350.926	7.42	128,744
Non-Qualified XX	7,490.384	7.39	55,354
Non-Qualified XXIII	10,279.295	7.46	76,684

	327,518.870		$ 2,428,206

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	46,011.803	$ 7.32	$ 336,806
Non-Qualified XIV	33,526.559	7.26	243,403
Non-Qualified XV	8,922.629	7.23	64,511
Non-Qualified XVI	3,592.346	7.22	25,937
Non-Qualified XVIII	1,517.293	7.14	10,833
Non-Qualified XIX	2,614.524	7.16	18,720

	96,185.154		$ 700,210

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	182,397.191	$ 9.14	$ 1,667,110
Non-Qualified V (0.75)	610,140.668	9.30	5,674,308
Non-Qualified IX	19,591.524	9.05	177,303
Non-Qualified XII	9,425.698	9.29	87,565
Non-Qualified XX	35,283.367	9.24	326,018
Non-Qualified XXIII	4,001.369	7.59	30,370

	860,839.817		$ 7,962,674

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	53,532.855	$ 10.78	$ 577,084
Non-Qualified V (0.75)	190,851.757	11.09	2,116,546
Non-Qualified IX	245.540	11.30	2,775
Non-Qualified XIII	65,793.912	7.20	473,716
Non-Qualified XIV	89,802.966	7.14	641,193
Non-Qualified XV	30,564.210	7.11	217,312
Non-Qualified XVI	25,099.396	7.10	178,206
Non-Qualified XVIII	509.625	7.02	3,578
Non-Qualified XIX	7,476.279	7.05	52,708
Non-Qualified XX	10,489.749	10.96	114,968
Non-Qualified XXII	1,436.897	7.30	10,489

	475,803.186		$ 4,388,575

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	10,163.553	$ 6.76	$ 68,706
Non-Qualified XIV	20,252.169	6.70	135,690
Non-Qualified XV	9,758.565	6.67	65,090
Non-Qualified XVI	7,281.168	6.66	48,493
Non-Qualified XVIII	3,868.299	6.58	25,453
Non-Qualified XIX	14,306.982	6.61	94,569

	65,630.736		$ 438,001

ING Van Kampen Capital Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	70,169.265	$ 5.36	$ 376,107
Contracts in accumulation period:
Non-Qualified V	1,237.913	5.51	6,821
Non-Qualified V (0.75)	46,840.307	5.53	259,027
Non-Qualified VII	1,867,415.640	5.36	10,009,348
Non-Qualified VIII	244,332.582	5.36	1,309,623
Non-Qualified XIII	882,336.689	5.37	4,738,148
Non-Qualified XIV	885,064.394	5.36	4,743,945
Non-Qualified XV	288,004.748	5.36	1,543,705
Non-Qualified XVI	35,095.483	5.36	188,112
Non-Qualified XVIII	15,869.582	5.34	84,744
Non-Qualified XIX	55,848.979	5.35	298,792

	4,392,215.582		$ 23,558,372

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	21,054.234	$ 8.58	$ 180,645
Non-Qualified V (0.75)	70,978.678	8.74	620,354
Non-Qualified IX	2,831.919	8.50	24,071
Non-Qualified XXIII	1,259.391	7.78	9,798

	96,124.222		$ 834,868

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,106.007	$ 6.07	$ 97,763
Non-Qualified V (0.75)	147,199.717	6.15	905,278
Non-Qualified IX	1,203.264	6.03	7,256
Non-Qualified XII	5,498.339	6.14	33,760
Non-Qualified XX	2,862.275	6.12	17,517
Non-Qualified XXIII	412.880	6.43	2,655

	173,282.482		$ 1,064,229

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Institutional Class
Currently payable annuity contracts:	214,391.352	$5.23 to $5.26	$ 1,121,453
Contracts in accumulation period:
Non-Qualified V	13,631.032	5.31	72,381
Non-Qualified V (0.75)	154,959.803	5.34	827,485
Non-Qualified VII	656,284.815	5.34	3,504,561
Non-Qualified VIII	110,844.647	5.35	593,019
Non-Qualified XII	9,596.375	5.34	51,245
Non-Qualified XIII	274,088.709	5.37	1,471,856
Non-Qualified XIV	267,012.873	5.35	1,428,519
Non-Qualified XV	93,609.768	5.34	499,876
Non-Qualified XVI	23,531.644	5.34	125,659
Non-Qualified XVIII	8,588.431	5.31	45,605
Non-Qualified XIX	16,250.461	5.32	86,452
Non-Qualified XX	967.602	5.33	5,157
Non-Qualified XXIII	312.811	6.55	2,049

	1,844,070.323		$ 9,835,317

ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	11,141.615	$ 6.44	$ 71,752
Non-Qualified V (0.75)	74,360.778	6.53	485,576
Non-Qualified VII	4,266.309	6.44	27,475
Non-Qualified XX	777.290	6.49	5,045
Non-Qualified XXIII	1,498.546	6.56	9,830

	92,044.538		$ 599,678

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	595.027	$ 6.73	$ 4,005
Non-Qualified XIII	6,567.253	6.65	43,672
Non-Qualified XIV	7,268.308	6.60	47,971
Non-Qualified XV	2,760.793	6.57	18,138
Non-Qualified XVI	1,237.117	6.56	8,115
Non-Qualified XIX	230.078	6.51	1,498

	18,658.576		$ 123,399

ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Non-Qualified V	4,171.760	$ 7.82	$ 32,623
Non-Qualified V (0.75)	16,586.716	8.09	134,187
Non-Qualified XXIII	409.195	7.38	3,020

	21,167.671		$ 169,830

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	9,419.426	$ 10.94	$ 103,049
Non-Qualified V (0.75)	90,747.121	11.32	1,027,257
Non-Qualified IX	647.078	10.76	6,963
Non-Qualified XX	4,900.430	12.82	62,824

	105,714.055		$ 1,200,093

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,843.875	$ 6.32	$ 11,653
Non-Qualified V (0.75)	39,559.728	6.40	253,182
Non-Qualified XX	121.799	6.37	776
Non-Qualified XXIII	88.693	6.83	606

	41,614.095		$ 266,217

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,552.978	$ 10.61	$ 398,437
Non-Qualified V (0.75)	147,958.377	10.97	1,623,103
Non-Qualified IX	37.171	10.44	388
Non-Qualified XII	5,422.536	10.94	59,323
Non-Qualified XIII	45,907.824	6.19	284,169
Non-Qualified XIV	32,126.832	6.14	197,259
Non-Qualified XV	15,119.201	6.11	92,378
Non-Qualified XVI	1,660.469	6.10	10,129
Non-Qualified XVIII	2,124.456	6.03	12,810
Non-Qualified XIX	3,945.783	6.05	23,872
Non-Qualified XX	3,679.529	12.04	44,302
Non-Qualified XXIII	2,758.596	6.95	19,172

	298,293.752		$ 2,765,342

ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	2,444.135	$ 6.66	$ 16,278
Non-Qualified V (0.75)	5,758.324	6.75	38,869
Non-Qualified XIII	42,429.452	6.72	285,126
Non-Qualified XIV	32,316.474	6.66	215,228
Non-Qualified XV	20,158.338	6.63	133,650
Non-Qualified XVI	2,141.500	6.62	14,177
Non-Qualified XVIII	1,375.691	6.54	8,997
Non-Qualified XIX	7,413.032	6.57	48,704

	114,036.946		$ 761,029

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,493.456	$ 8.12	$ 142,047
Non-Qualified V (0.75)	103,299.423	8.39	866,682
Non-Qualified IX	110.110	7.79	858
Non-Qualified XIII	38,658.386	6.82	263,650
Non-Qualified XIV	53,798.418	6.77	364,215
Non-Qualified XV	31,403.068	6.74	211,657
Non-Qualified XVI	16,438.051	6.73	110,628
Non-Qualified XVIII	1,241.370	6.65	8,255
Non-Qualified XIX	18,646.076	6.67	124,369
Non-Qualified XX	32.296	9.91	320
Non-Qualified XXII	900.743	6.89	6,206
Non-Qualified XXIII	2,729.447	7.12	19,434

	284,750.844		$ 2,118,321

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,509.609	$ 11.56	$ 364,251
Non-Qualified V (0.75)	81,613.418	11.95	975,280
Non-Qualified IX	2,337.836	11.36	26,558
Non-Qualified XX	10,794.797	13.27	143,247
Non-Qualified XXIII	2,769.730	7.53	20,856

	129,025.390		$ 1,530,192

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts:	97,267.990	$6.76 to $7.29	$ 659,847
Contracts in accumulation period:
Non-Qualified V	165,317.843	9.97	1,648,219
Non-Qualified V (0.75)	137,908.904	10.63	1,465,972
Non-Qualified VII	825,392.501	9.46	7,808,213
Non-Qualified VIII	127,133.595	6.52	828,911
Non-Qualified IX	6,504.847	9.68	62,967
Non-Qualified X	6,490.857	9.97	64,714
Non-Qualified XII	1,775.016	5.79	10,277
Non-Qualified XIII	250,683.150	5.46	1,368,730
Non-Qualified XIV	311,754.318	5.29	1,649,180
Non-Qualified XV	100,160.597	5.21	521,837
Non-Qualified XVI	15,531.595	3.65	56,690
Non-Qualified XVIII	4,820.352	3.52	16,968
Non-Qualified XIX	5,758.736	3.56	20,501
Non-Qualified XX	201.094	9.65	1,941
Non-Qualified XXIII	16,460.190	6.88	113,246

	2,073,161.585		$ 16,298,213

ING Neuberger Berman Partners Portfolio - Initial Class
Currently payable annuity contracts:	437,056.724	$5.30 to $5.44	$ 2,375,303
Contracts in accumulation period:
Non-Qualified VII	654,834.652	5.34	3,496,817
Non-Qualified VIII	214,304.933	5.37	1,150,817
Non-Qualified XIII	394,081.104	5.41	2,131,979
Non-Qualified XIV	630,778.123	5.36	3,380,971
Non-Qualified XV	202,447.506	5.34	1,081,070
Non-Qualified XVI	33,313.796	5.34	177,896
Non-Qualified XVIII	15,338.662	5.27	80,835
Non-Qualified XIX	31,946.096	5.29	168,995

	2,614,101.596		$ 14,044,683

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,699.331	$ 5.40	$ 111,776
Non-Qualified V (0.75)	20,888.131	5.48	114,467

	41,587.462		$ 226,243

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	304,143.773	$8.41 to $8.46	$ 2,557,873
Contracts in accumulation period:
Non-Qualified V	567,229.726	8.42	4,776,074
Non-Qualified V (0.75)	1,640,129.444	8.59	14,088,712
Non-Qualified VII	3,175,943.035	8.64	27,440,148
Non-Qualified VIII	472,211.861	8.68	4,098,799
Non-Qualified IX	34,332.384	8.34	286,332
Non-Qualified X	18,704.473	8.42	157,492
Non-Qualified XII	10,499.355	8.57	89,979
Non-Qualified XIII	1,090,401.099	8.78	9,573,722
Non-Qualified XIV	1,047,042.467	8.68	9,088,329
Non-Qualified XV	326,326.932	8.64	2,819,465
Non-Qualified XVI	43,548.981	8.62	375,392
Non-Qualified XVIII	7,176.102	8.47	60,782
Non-Qualified XIX	57,847.344	8.52	492,859
Non-Qualified XX	27,487.293	8.52	234,192
Non-Qualified XXII	2,273.146	7.20	16,367
Non-Qualified XXIII	66,468.703	7.00	465,281

	8,891,766.118		$ 76,621,798

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	254,002.599	$9.36 to $9.88	$ 2,468,712
Contracts in accumulation period:
Non-Qualified V	208,418.208	9.60	2,000,815
Non-Qualified V (0.75)	474,155.378	9.79	4,641,981
Non-Qualified VII	1,075,638.876	9.65	10,379,915
Non-Qualified VIII	214,791.016	9.70	2,083,473
Non-Qualified IX	5,828.066	9.51	55,425
Non-Qualified X	32,500.861	9.60	312,008
Non-Qualified XII	4,003.007	9.77	39,109
Non-Qualified XIII	804,002.439	9.81	7,887,264
Non-Qualified XIV	877,000.294	9.70	8,506,903
Non-Qualified XV	312,909.000	9.65	3,019,572
Non-Qualified XVI	154,605.354	9.63	1,488,850
Non-Qualified XVIII	15,898.938	9.47	150,563
Non-Qualified XIX	86,526.736	9.52	823,735
Non-Qualified XX	9,583.173	9.72	93,148
Non-Qualified XXII	826.021	9.51	7,855
Non-Qualified XXIII	8,125.396	8.33	67,685

	4,538,815.362		$ 44,027,013

ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	1,624.683	$ 9.57	$ 15,548

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	136,664.593	$ 12.51	$ 1,709,674
Non-Qualified V (0.75)	584,272.004	12.94	7,560,480
Non-Qualified IX	23,946.116	12.30	294,537
Non-Qualified XX	25,977.366	12.48	324,198
Non-Qualified XXII	1,560.149	10.99	17,146
Non-Qualified XXIII	3,417.259	9.96	34,036

	775,837.487		$ 9,940,071

ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	176,487.249	$ 7.30	$ 1,288,357
Contracts in accumulation period:
Non-Qualified V	5,719.763	7.73	44,214
Non-Qualified V (0.75)	18,820.679	7.83	147,366
Non-Qualified VII	515,491.923	7.24	3,732,162
Non-Qualified VIII	104,354.068	7.24	755,523
Non-Qualified XII	95.141	7.82	744
Non-Qualified XIII	300,690.629	7.25	2,180,007
Non-Qualified XIV	422,502.314	7.24	3,058,917
Non-Qualified XV	114,556.512	7.24	829,389
Non-Qualified XVI	39,464.883	7.24	285,726
Non-Qualified XVIII	13,504.288	7.22	97,501
Non-Qualified XIX	32,835.068	7.23	237,398
Non-Qualified XX	1,429.297	7.79	11,134

	1,745,951.814		$ 12,668,438

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	26,624.607	$ 8.72	$ 232,167
Non-Qualified V (0.75)	181,408.596	8.88	1,610,908
Non-Qualified IX	16,174.120	8.64	139,744
Non-Qualified XXIII	55,546.342	7.92	439,927

	279,753.665		$ 2,422,746

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	14,939.814	$ 8.19	$ 122,357
Non-Qualified V (0.75)	79,098.432	8.34	659,681
Non-Qualified XX	438.818	8.28	3,633
Non-Qualified XXIII	91,701.707	7.43	681,344

	186,178.771		$ 1,467,015

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,678.226	$ 8.07	$ 21,613
Non-Qualified V (0.75)	62,190.476	8.22	511,206
Non-Qualified XXIII	92,142.925	7.20	663,429

	157,011.627		$ 1,196,248

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,599.254	$ 7.95	$ 60,414
Non-Qualified V (0.75)	59,614.905	8.10	482,881
Non-Qualified XX	405.121	8.04	3,257
Non-Qualified XXIII	31,225.276	6.95	217,016

	98,844.556		$ 763,568

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	123,430.797	$ 9.52	$ 1,175,061
Non-Qualified XXIII	20,072.565	8.67	174,029

	143,503.362		$ 1,349,090

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class
Contracts in accumulation period:
Non-Qualified V	477,756.560	$ 7.52	$ 3,592,729
Non-Qualified V (0.75)	608,109.830	7.66	4,658,121
Non-Qualified VII	952,194.528	7.88	7,503,293
Non-Qualified VIII	154,333.963	7.92	1,222,325
Non-Qualified IX	31,481.105	7.44	234,219
Non-Qualified X	17,418.299	7.52	130,986
Non-Qualified XII	6,675.180	7.65	51,065
Non-Qualified XIII	824,868.437	8.01	6,607,196
Non-Qualified XIV	710,683.927	7.92	5,628,617
Non-Qualified XV	289,588.751	7.88	2,281,959
Non-Qualified XVI	19,244.564	7.86	151,262
Non-Qualified XVIII	10,717.027	7.73	82,843
Non-Qualified XIX	18,724.681	7.78	145,678
Non-Qualified XX	1,315.750	7.60	10,000
Non-Qualified XXII	1,931.673	7.09	13,696
Non-Qualified XXIII	53,277.640	6.30	335,649

	4,178,321.915		$ 32,649,638

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	324,951.128	$7.67 to $9.89	$ 3,200,625
Contracts in accumulation period:
Non-Qualified V	102,325.947	14.84	1,518,517
Non-Qualified V (0.75)	236,010.358	15.83	3,736,044
Non-Qualified VII	810,651.410	18.58	15,061,903
Non-Qualified VIII	86,676.048	13.63	1,181,395
Non-Qualified IX	10,532.786	14.41	151,777
Non-Qualified X	5,445.771	14.84	80,815
Non-Qualified XII	2,658.954	9.34	24,835
Non-Qualified XX	8,699.301	10.16	88,385
Non-Qualified XXII	1,309.198	7.07	9,256
Non-Qualified XXIII	23,781.077	6.64	157,906

	1,613,041.978		$ 25,211,458

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	199,923.390	$6.24 to $6.26	$ 1,247,707
Contracts in accumulation period:
Non-Qualified V	465,424.428	6.28	2,922,865
Non-Qualified V (0.75)	431,715.637	6.31	2,724,126
Non-Qualified VII	251,703.183	6.24	1,570,628
Non-Qualified VIII	65,676.818	6.25	410,480
Non-Qualified IX	14,442.936	6.27	90,557
Non-Qualified X	8,166.709	6.28	51,287
Non-Qualified XII	6,775.124	6.31	42,751
Non-Qualified XIII	541,950.058	6.26	3,392,607
Non-Qualified XIV	638,393.283	6.25	3,989,958
Non-Qualified XV	174,554.136	6.24	1,089,218
Non-Qualified XVI	49,750.726	6.24	310,445
Non-Qualified XVIII	18,851.905	6.22	117,259
Non-Qualified XIX	30,347.244	6.23	189,063
Non-Qualified XX	2,857.300	6.30	18,001
Non-Qualified XXIII	10,720.612	6.93	74,294

	2,911,253.489		$ 18,241,246

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	154,113.612	$7.91 to $11.74	$ 1,800,039
Contracts in accumulation period:
Non-Qualified V	97,407.006	19.26	1,876,059
Non-Qualified V (0.75)	101,059.220	20.54	2,075,756
Non-Qualified VII	222,200.946	9.00	1,999,809
Non-Qualified VIII	48,062.878	9.16	440,256
Non-Qualified IX	3,271.198	18.70	61,171
Non-Qualified X	3,714.665	19.26	71,544
Non-Qualified XIII	300,733.547	7.57	2,276,553
Non-Qualified XIV	281,873.969	7.33	2,066,136
Non-Qualified XV	68,786.605	7.22	496,639
Non-Qualified XVI	20,221.647	4.56	92,211
Non-Qualified XVIII	6,020.779	4.39	26,431
Non-Qualified XIX	18,956.620	4.45	84,357
Non-Qualified XX	287.194	9.79	2,812
Non-Qualified XXIII	7,146.685	7.18	51,313

	1,333,856.571		$ 13,421,086

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	181,081.482	$ 10.53	$ 1,906,788
Non-Qualified V (0.75)	179,961.069	11.23	2,020,963
Non-Qualified VI	18,434.566	8.95	164,989
Non-Qualified VII	586,786.154	10.26	6,020,426
Non-Qualified VIII	80,969.208	7.16	579,740
Non-Qualified IX	8,494.394	10.22	86,813
Non-Qualified X	74,615.045	10.53	785,696
Non-Qualified XI	6,261.773	8.95	56,043
Non-Qualified XIII	195,454.271	7.08	1,383,816
Non-Qualified XIV	236,400.118	6.86	1,621,705
Non-Qualified XV	66,661.524	6.75	449,965
Non-Qualified XVI	11,845.115	5.05	59,818
Non-Qualified XVIII	16,056.251	4.86	78,033
Non-Qualified XIX	3,149.671	4.92	15,496
Non-Qualified XX	243.898	9.76	2,380
Non-Qualified XXIII	9,298.635	6.93	64,440

	1,675,713.174		$ 15,297,111

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,623.820	$ 8.68	$ 187,695
Non-Qualified V (0.75)	120,704.424	8.98	1,083,926
Non-Qualified IX	2,559.994	8.54	21,862
Non-Qualified XX	6,878.137	10.26	70,570
Non-Qualified XXIII	820.235	7.41	6,078

	152,586.610		$ 1,370,131

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	413,809.730	$ 9.20	$ 3,807,050
Non-Qualified V (0.75)	614,576.593	9.38	5,764,728
Non-Qualified VII	1,655,410.378	9.32	15,428,425
Non-Qualified VIII	437,175.745	9.38	4,100,708
Non-Qualified IX	5,717.358	9.11	52,085
Non-Qualified X	6,324.976	9.20	58,190
Non-Qualified XII	587.430	9.37	5,504
Non-Qualified XIII	1,577,267.278	9.48	14,952,494
Non-Qualified XIV	1,750,546.005	9.38	16,420,122
Non-Qualified XV	562,571.344	9.32	5,243,165
Non-Qualified XVI	63,450.082	9.31	590,720
Non-Qualified XVIII	6,525.010	9.15	59,704
Non-Qualified XIX	67,482.790	9.20	620,842
Non-Qualified XX	17,039.209	9.31	158,635
Non-Qualified XXIII	3,627.397	8.39	30,434

	7,182,111.325		$ 67,292,806

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	158,688.985	$ 12.83	$ 2,035,980
Contracts in accumulation period:
Non-Qualified V	41,707.524	14.53	606,010
Non-Qualified V (0.75)	25,742.642	15.49	398,754
Non-Qualified VII	267,453.480	14.22	3,803,188
Non-Qualified VIII	99,062.041	13.46	1,333,375
Non-Qualified IX	847.190	14.11	11,954
Non-Qualified X	5,339.379	15.13	80,785
Non-Qualified XXIII	977.531	8.30	8,114

	599,818.772		$ 8,278,160

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	216,295.437	$6.85 to $9.37	$ 2,008,183
Contracts in accumulation period:
Non-Qualified V	39,243.282	13.63	534,886
Non-Qualified V (0.75)	123,173.008	14.54	1,790,936
Non-Qualified VII	226,770.591	13.34	3,025,120
Non-Qualified VIII	45,437.198	12.04	547,064
Non-Qualified IX	2,191.398	13.24	29,014
Non-Qualified X	9,860.958	14.20	140,026
Non-Qualified XX	4,515.806	10.02	45,248
Non-Qualified XXIII	43,260.794	7.34	317,534

	710,748.472		$ 8,438,011

ING VP Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	237,073.228	$7.62 to $9.93	$ 2,339,104
Contracts in accumulation period:
Non-Qualified V	37,418.289	13.94	521,611
Non-Qualified V (0.75)	71,744.781	14.87	1,066,845
Non-Qualified VII	345,607.587	13.65	4,717,544
Non-Qualified VIII	69,230.159	12.54	868,146
Non-Qualified X	2,679.163	14.52	38,901
Non-Qualified XX	3,933.474	10.26	40,357
Non-Qualified XXIII	2,029.675	7.79	15,811

	769,716.356		$ 9,608,319

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,255,849.174	$5.16 to $200.72	$ 45,472,782
Contracts in accumulation period:
Non-Qualified 1964	958.674	170.64	163,588
Non-Qualified V	1,651,069.438	15.90	26,252,004
Non-Qualified V (0.75)	3,039,549.042	16.95	51,520,356
Non-Qualified VI	570,115.308	14.98	8,540,327
Non-Qualified VII	1,428,705.761	15.60	22,287,810
Non-Qualified VIII	298,241.576	10.59	3,158,378
Non-Qualified IX	42,279.439	15.44	652,795
Non-Qualified X	659,378.690	16.36	10,787,435
Non-Qualified XI	7,050.926	15.42	108,725
Non-Qualified XII	39,014.872	6.81	265,691
Non-Qualified XIII	835,276.100	6.50	5,429,295
Non-Qualified XIV	545,596.286	6.30	3,437,257
Non-Qualified XV	289,631.353	6.20	1,795,714
Non-Qualified XVI	510,836.096	5.52	2,819,815
Non-Qualified XVIII	43,499.573	5.32	231,418
Non-Qualified XIX	472,253.796	5.38	2,540,725
Non-Qualified XX	27,882.949	9.73	271,301
Non-Qualified XXII	2,278.854	7.28	16,590
Non-Qualified XXIII	129,790.927	7.14	926,707

	11,849,258.834		$ 186,678,713

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	384,039.505	$ 10.00	$ 3,840,395
Non-Qualified VIII	212,580.904	10.08	2,142,816
Non-Qualified XIII	319,865.921	10.23	3,272,228
Non-Qualified XIV	192,003.056	10.08	1,935,391
Non-Qualified XV	89,950.305	10.00	899,503
Non-Qualified XVI	238,686.458	9.98	2,382,091
Non-Qualified XVIII	12,658.613	9.75	123,421
Non-Qualified XIX	225,178.452	9.82	2,211,252

	1,674,963.214		$ 16,807,097

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	22,457.310	$ 10.26	$ 230,412
Non-Qualified VIII	670.731	10.33	6,929
Non-Qualified XIII	52,057.459	10.48	545,562
Non-Qualified XIV	64,985.535	10.33	671,301
Non-Qualified XV	19,381.245	10.26	198,852
Non-Qualified XVI	34,485.800	10.23	352,790
Non-Qualified XVIII	1,864.949	10.01	18,668
Non-Qualified XIX	51,473.514	10.08	518,853

	247,376.543		$ 2,543,367

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	12,280.043	$ 10.48	$ 128,695
Non-Qualified VIII	4,819.226	10.55	50,843
Non-Qualified XIII	93,885.939	10.70	1,004,580
Non-Qualified XIV	11,879.819	10.55	125,332
Non-Qualified XV	14,610.115	10.48	153,114
Non-Qualified XVI	10,143.060	10.46	106,096
Non-Qualified XIX	11,327.404	10.31	116,786

	158,945.606		$ 1,685,446

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	258,442.859	$ 10.26	$ 2,651,624
Non-Qualified VIII	62,771.358	10.33	648,428
Non-Qualified XIII	601,730.817	10.46	6,294,104
Non-Qualified XIV	760,570.089	10.33	7,856,689
Non-Qualified XV	411,265.477	10.26	4,219,584
Non-Qualified XVI	22,932.824	10.24	234,832
Non-Qualified XIX	53,473.690	10.10	540,084

	2,171,187.114		$ 22,445,345

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	135,647.364	$ 10.26	$ 1,391,742
Non-Qualified VIII	5,158.985	10.32	53,241
Non-Qualified XIII	296,993.978	10.45	3,103,587
Non-Qualified XIV	382,193.550	10.32	3,944,237
Non-Qualified XV	357,191.962	10.26	3,664,790
Non-Qualified XVI	5,239.242	10.24	53,650
Non-Qualified XIX	37,724.723	10.11	381,397

	1,220,149.804		$ 12,592,644

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	126,826.120	$ 10.23	$ 1,297,431
Non-Qualified VIII	17,239.636	10.30	177,568
Non-Qualified XIII	374,758.479	10.39	3,893,741
Non-Qualified XIV	287,848.671	10.27	2,956,206
Non-Qualified XV	238,145.808	10.21	2,431,469
Non-Qualified XVI	9,388.251	10.19	95,666
Non-Qualified XVIII	175.338	10.02	1,757
Non-Qualified XIX	6,738.088	10.08	67,920

	1,061,120.391		$ 10,921,758

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	23,117.454	$ 10.22	$ 236,260
Non-Qualified XIII	298,188.122	10.37	3,092,211
Non-Qualified XIV	257,590.415	10.26	2,642,878
Non-Qualified XV	192,774.306	10.21	1,968,226
Non-Qualified XVI	448.012	10.19	4,565
Non-Qualified XIX	18,450.164	10.08	185,978

	790,568.473		$ 8,130,118

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	9,763.297	$ 10.31	$ 100,660
Non-Qualified VIII	18,464.978	10.37	191,482
Non-Qualified XIII	187,805.117	10.44	1,960,685
Non-Qualified XIV	213,815.560	10.34	2,210,853
Non-Qualified XV	191,437.077	10.29	1,969,888
Non-Qualified XVI	141.361	10.27	1,452
Non-Qualified XIX	8,520.617	10.17	86,655

	629,948.007		$ 6,521,675

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	16,603.502	$ 10.46	$ 173,673
Non-Qualified VIII	707.753	10.51	7,438
Non-Qualified XIII	295,619.130	10.61	3,136,519
Non-Qualified XIV	323,564.888	10.51	3,400,667
Non-Qualified XV	99,316.631	10.46	1,038,852
Non-Qualified XVI	30,770.333	10.45	321,550
Non-Qualified XVIII	3,498.785	10.30	36,037
Non-Qualified XIX	1,477.134	10.35	15,288

	771,558.156		$ 8,130,024

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	47,029.084	$ 10.41	$ 489,573
Non-Qualified VIII	5,803.620	10.46	60,706
Non-Qualified XIII	878,206.474	10.55	9,265,078
Non-Qualified XIV	523,031.448	10.46	5,470,909
Non-Qualified XV	439,689.496	10.41	4,577,168
Non-Qualified XVI	28,017.300	10.40	291,380
Non-Qualified XVIII	13,912.736	10.26	142,745
Non-Qualified XIX	10,033.926	10.31	103,450

	1,945,724.084		$ 20,401,009

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	57,640.856	$ 10.42	$ 600,618
Non-Qualified VIII	3,222.222	10.46	33,704
Non-Qualified XIII	911,511.467	10.54	9,607,331
Non-Qualified XIV	494,037.849	10.46	5,167,636
Non-Qualified XV	336,217.107	10.42	3,503,382
Non-Qualified XVI	14,845.416	10.41	154,541
Non-Qualified XIX	35,676.319	10.33	368,536

	1,853,151.236		$ 19,435,748

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	33,778.992	$ 10.34	$ 349,275
Non-Qualified VIII	4,292.833	10.38	44,560
Non-Qualified XIII	459,856.103	10.44	4,800,898
Non-Qualified XIV	264,953.394	10.38	2,750,216
Non-Qualified XV	50,304.777	10.34	520,151
Non-Qualified XVI	455,094.828	10.33	4,701,130
Non-Qualified XVIII	251,621.686	10.24	2,576,606
Non-Qualified XIX	520,739.404	10.27	5,347,994

	2,040,642.017		$ 21,090,830

ING BlackRock Global Science and Technology Portfolio -
Class I
Contracts in accumulation period:
Non-Qualified V	87,831.622	$ 2.94	$ 258,225
Non-Qualified V (0.75)	366,248.505	3.07	1,124,383
Non-Qualified VII	252,696.152	2.90	732,819
Non-Qualified VIII	23,732.599	2.94	69,774
Non-Qualified IX	5,391.910	2.88	15,529
Non-Qualified XII	1,495.552	3.06	4,576
Non-Qualified XIII	255,180.288	3.02	770,644
Non-Qualified XIV	201,094.847	2.94	591,219
Non-Qualified XV	27,538.221	2.90	79,861
Non-Qualified XVI	9,707.417	3.02	29,316
Non-Qualified XVIII	3,286.519	2.91	9,564
Non-Qualified XIX	8,377.515	2.95	24,714
Non-Qualified XX	864.948	9.89	8,554
Non-Qualified XXIII	3,523.464	6.87	24,206

	1,246,969.559		$ 3,743,384

ING International Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	34,636.247	$ 5.94	$ 205,739
Non-Qualified IX	896.019	5.91	5,295

	35,532.266		$ 211,034

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	636.542	$ 10.19	$ 6,486
Non-Qualified V (0.75)	8,791.789	10.22	89,852

	9,428.331		$ 96,338

ING Opportunistic Large Cap Growth Portfolio - Class I
Currently payable annuity contracts:	105,165.872	$7.35 to $10.29	$ 1,060,922
Contracts in accumulation period:
Non-Qualified V	19,373.839	10.07	195,095
Non-Qualified V (0.75)	117,293.109	10.68	1,252,690
Non-Qualified VII	144,916.556	9.88	1,431,776
Non-Qualified VIII	52,466.917	10.06	527,817
Non-Qualified IX	1,327.768	9.78	12,986
Non-Qualified XII	74.599	6.63	495
Non-Qualified XIII	268,461.194	6.07	1,629,559
Non-Qualified XIV	238,538.823	5.88	1,402,608
Non-Qualified XV	41,584.401	5.79	240,774
Non-Qualified XVI	27,610.705	3.83	105,749
Non-Qualified XVIII	3,817.512	3.69	14,087
Non-Qualified XIX	14,970.732	3.73	55,841
Non-Qualified XX	912.830	8.99	8,206
Non-Qualified XXIII	3,576.974	6.89	24,645

	1,040,091.831		$ 7,963,250

ING Opportunistic Large Cap Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	14,498.251	$ 14.10	$ 204,425
Non-Qualified V (0.75)	76,301.601	14.95	1,140,709
Non-Qualified VII	197,466.924	13.84	2,732,942
Non-Qualified VIII	31,880.161	14.09	449,191
Non-Qualified IX	655.258	13.69	8,970
Non-Qualified X	5,302.811	14.10	74,770
Non-Qualified XII	2,952.682	10.09	29,793
Non-Qualified XX	721.724	9.70	7,001
Non-Qualified XXIII	4,491.103	7.66	34,402

	334,270.515		$ 4,682,203

ING Opportunistic Large Cap Value Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	9,510.984	$ 7.38	$ 70,191
Non-Qualified XIV	25,063.501	7.31	183,214
Non-Qualified XV	1,840.572	7.27	13,381
Non-Qualified XVI	1,052.818	7.26	7,643
Non-Qualified XVIII	1,479.434	7.16	10,593

	38,947.309		$ 285,022

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	191.012	$ 6.63	$ 1,266
Non-Qualified V (0.75)	96,189.140	6.65	639,658

	96,380.152		$ 640,924

ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	4,932.142	$ 5.93	29,248

ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	5,072.255	$ 6.97	35,354

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,525,175.592	$6.07 to $12.34	$ 17,687,273
Contracts in accumulation period:
Non-Qualified V	101,252.071	14.04	1,421,579
Non-Qualified V (0.75)	726,462.370	14.93	10,846,083
Non-Qualified VII	551,984.857	13.77	7,600,831
Non-Qualified VIII	193,665.602	13.79	2,670,649
Non-Qualified IX	8,127.960	13.64	110,865
Non-Qualified XII	12,887.423	8.68	111,863
Non-Qualified XIII	1,516,955.370	8.26	12,530,051
Non-Qualified XIV	1,173,295.166	8.00	9,386,361
Non-Qualified XV	578,160.836	7.87	4,550,126
Non-Qualified XVI	915,081.332	6.03	5,517,940
Non-Qualified XVIII	198,589.778	5.80	1,151,821
Non-Qualified XIX	889,354.536	5.88	5,229,405
Non-Qualified XX	88,182.176	9.96	878,294
Non-Qualified XXIII	28,883.501	7.47	215,760

	8,508,058.570		$ 79,908,901

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	54,703.634	$ 14.32	$ 783,356
Non-Qualified V (0.75)	444,441.250	15.11	6,715,507
Non-Qualified IX	5,733.470	13.94	79,925
Non-Qualified XII	7,636.275	15.69	119,813
Non-Qualified XX	3,346.065	11.25	37,643
Non-Qualified XXII	293.377	7.08	2,077
Non-Qualified XXIII	11,018.258	6.85	75,475

	527,172.329		$ 7,813,796

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	47,803.173	$ 10.67	$ 510,060
Non-Qualified V (0.75)	236,947.657	11.25	2,665,661
Non-Qualified IX	5,450.892	10.39	56,635
Non-Qualified XII	12,416.339	12.08	149,989
Non-Qualified XX	2,464.659	11.25	27,727
Non-Qualified XXIII	7,500.657	7.28	54,605

	312,583.377		$ 3,464,677

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:	195,787.490	$9.69 to $19.99	$ 3,850,010
Contracts in accumulation period:
Non-Qualified V	16,287.896	19.83	322,989
Non-Qualified V (0.75)	122,456.890	21.03	2,575,268
Non-Qualified VII	334,611.366	19.47	6,514,883
Non-Qualified VIII	99,966.462	19.82	1,981,335
Non-Qualified IX	1,897.547	19.26	36,547
Non-Qualified X	4,067.461	19.83	80,658
Non-Qualified XII	1,079.102	14.48	15,625
Non-Qualified XIII	400,461.781	14.02	5,614,474
Non-Qualified XIV	357,244.331	13.58	4,851,378
Non-Qualified XV	82,713.775	13.37	1,105,883
Non-Qualified XVI	38,508.287	9.70	373,530
Non-Qualified XVIII	12,111.066	9.34	113,117
Non-Qualified XIX	31,448.726	9.46	297,505
Non-Qualified XX	415.697	12.76	5,304
Non-Qualified XXIII	17,942.715	7.27	130,444

	1,717,000.592		$ 27,868,950

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	41,950.634	$ 10.38	$ 435,448
Non-Qualified V (0.75)	274,451.176	10.78	2,958,584
Non-Qualified IX	11,587.717	10.19	118,079
Non-Qualified XII	4,520.699	10.74	48,552
Non-Qualified XX	1,944.192	11.71	22,766
Non-Qualified XXIII	3,516.715	6.66	23,421

	337,971.133		$ 3,606,850

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	10,376.127	$ 9.12	$ 94,630
Non-Qualified V (0.75)	40,315.300	9.47	381,786
Non-Qualified XII	446.316	9.44	4,213
Non-Qualified XXIII	2,555.026	6.94	17,732

	53,692.769		$ 498,361

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	116,505.872	$ 8.26	$ 962,339
Non-Qualified XIV	121,642.145	8.07	981,652
Non-Qualified XV	48,963.361	7.97	390,238
Non-Qualified XVI	25,073.287	7.94	199,082
Non-Qualified XVIII	2,771.934	7.67	21,261
Non-Qualified XIX	21,352.606	7.76	165,696

	336,309.205		$ 2,720,268

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	5,261.174	$ 6.25	$ 32,882
Non-Qualified V (0.75)	31,737.656	6.49	205,977
Non-Qualified XII	9,679.316	6.46	62,528
Non-Qualified XX	20,179.685	10.89	219,757
Non-Qualified XXIII	168.822	6.97	1,177

	67,026.653		$ 522,321

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	121,747.786	$ 5.98	$ 728,052
Non-Qualified XIV	104,013.408	5.84	607,438
Non-Qualified XV	47,905.438	5.77	276,414
Non-Qualified XVI	19,559.118	5.75	112,465
Non-Qualified XVIII	4,971.449	5.55	27,592
Non-Qualified XIX	22,059.676	5.61	123,755

	320,256.875		$ 1,875,716

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	1,139,618.359	$7.72 to $28.83	$ 23,051,976
Contracts in accumulation period:
Non-Qualified V	720,068.994	21.26	15,308,667
Non-Qualified V (0.75)	401,641.949	22.67	9,105,223
Non-Qualified VI	15,688.603	17.99	282,238
Non-Qualified VII	706,146.829	20.52	14,490,133
Non-Qualified VIII	173,274.281	14.74	2,554,063
Non-Qualified IX	9,939.904	20.65	205,259
Non-Qualified X	107,148.113	21.88	2,344,401
Non-Qualified XI	909.668	18.52	16,847
Non-Qualified XII	14,487.686	10.71	155,163
Non-Qualified XIII	577,851.093	10.32	5,963,423
Non-Qualified XIV	484,219.916	10.00	4,842,199
Non-Qualified XV	228,509.876	9.84	2,248,537
Non-Qualified XVI	31,083.813	8.25	256,441
Non-Qualified XVIII	4,275.429	7.94	33,947
Non-Qualified XIX	15,711.999	8.04	126,324
Non-Qualified XXII	4,729.846	8.00	37,839
Non-Qualified XXIII	41,357.274	7.99	330,445

	4,676,663.632		$ 81,353,125

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	403,370.013	$10.21 to $75.43	$ 8,938,607
Contracts in accumulation period:
Non-Qualified V	532,303.838	18.75	9,980,697
Non-Qualified V (0.75)	922,893.663	19.99	18,448,644
Non-Qualified VI	5,137.266	17.24	88,566
Non-Qualified VII	731,099.841	18.10	13,232,907
Non-Qualified VIII	181,827.077	15.63	2,841,957
Non-Qualified IX	3,189.826	18.20	58,055
Non-Qualified X	110,037.357	19.07	2,098,412
Non-Qualified XI	797.529	17.54	13,989
Non-Qualified XII	708.419	14.27	10,109
Non-Qualified XIII	997,678.613	13.96	13,927,593
Non-Qualified XIV	1,064,003.690	13.53	14,395,970
Non-Qualified XV	400,492.399	13.31	5,330,554
Non-Qualified XVI	368,611.327	12.74	4,696,108
Non-Qualified XVIII	65,938.191	12.27	809,062
Non-Qualified XIX	439,899.352	12.43	5,467,949
Non-Qualified XX	4,166.489	11.40	47,498
Non-Qualified XXII	1,469.586	9.77	14,358
Non-Qualified XXIII	13,618.422	9.39	127,877

	6,247,242.898		$ 100,528,912

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:	811,240.214	$11.16 to $12.97	$ 10,499,684
Contracts in accumulation period:
Non-Qualified V	471,161.382	15.40	7,255,885
Non-Qualified V (0.75)	1,593,207.999	16.42	26,160,475
Non-Qualified VI	4,082.706	15.12	61,731
Non-Qualified VII	2,583,176.255	15.03	38,825,139
Non-Qualified VIII	495,337.383	13.79	6,830,703
Non-Qualified IX	9,472.737	14.95	141,617
Non-Qualified X	81,226.625	15.40	1,250,890
Non-Qualified XII	6,519.059	13.27	86,508
Non-Qualified XIII	2,988,798.567	13.02	38,914,157
Non-Qualified XIV	3,116,885.125	12.61	39,303,921
Non-Qualified XV	1,570,347.782	12.41	19,488,016
Non-Qualified XVI	646,485.665	11.34	7,331,147
Non-Qualified XVIII	44,563.523	10.91	486,188
Non-Qualified XIX	927,619.411	11.05	10,250,194
Non-Qualified XX	19,892.270	11.26	223,987
Non-Qualified XXII	196.367	10.78	2,117
Non-Qualified XXIII	26,371.597	10.06	265,298

	15,396,584.667		$ 207,377,657

Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	550.484	$ 28.45	$ 15,661

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.408	$ 25.03	2,588

Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.110	$ 14.67	$ 4,183
Non-Qualified IX	96.945	13.36	1,295

	382.055		$ 5,478

Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.383	$ 18.43	$ 44
Non-Qualified IX	77.141	16.79	1,295

	79.524		$ 1,339

Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	110.680	$ 15.86	1,755

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	51,763.392	$ 8.85	$ 458,106
Non-Qualified V (0.75)	145,109.448	9.19	1,333,556
Non-Qualified IX	12,220.328	8.69	106,195
Non-Qualified XII	841.770	9.15	7,702
Non-Qualified XX	2,703.191	10.69	28,897
Non-Qualified XXIII	9,077.559	7.21	65,449

	221,715.688		$ 1,999,905

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,020.068	$ 15.51	46,841

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	35,237.104	$6.75 to $7.94	$ 254,728

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	3,575.598	$ 7.98	$ 28,533
Non-Qualified V (0.75)	40,403.950	8.12	328,080
Non-Qualified IX	2,137.138	7.90	16,883
Non-Qualified XX	815.072	8.06	6,569
Non-Qualified XXIII	250.453	6.86	1,718

	47,182.211		$ 381,783

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Mid Cap Fund/VA
Currently payable annuity contracts:	5,432.036	$5.50 to $6.88	$ 37,012

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	59,703.582	$ 10.85	$ 647,784
Non-Qualified V (0.75)	463,819.981	11.10	5,148,402
Non-Qualified IX	6,951.852	10.72	74,524
Non-Qualified XX	33.315	11.00	366
Non-Qualified XXIII	1,899.399	8.97	17,038

	532,408.129		$ 5,888,114

Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	44,506.507	$ 5.25	$ 233,659
Non-Qualified V (0.75)	136,805.974	5.30	725,072
Non-Qualified IX	58.642	5.23	307
Non-Qualified XII	8,685.611	5.29	45,947
Non-Qualified XX	3,284.939	5.28	17,344
Non-Qualified XXII	279.816	5.28	1,477
Non-Qualified XXIII	1,893.125	5.06	9,579

	195,514.614		$ 1,033,385

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	12,718.570	$ 7.66	$ 97,424
Non-Qualified V (0.75)	24,501.292	7.84	192,090
Non-Qualified IX	2,027.610	7.57	15,349
Non-Qualified XXIII	520.857	6.71	3,495

	39,768.329		$ 308,358

Wanger International
Contracts in accumulation period:
Non-Qualified V	10,309.730	$ 5.63	$ 58,044
Non-Qualified V (0.75)	51,352.914	5.68	291,685
Non-Qualified XII	1,594.780	5.67	9,042
Non-Qualified XX	7,910.277	5.66	44,772
Non-Qualified XXIII	422.655	6.29	2,659

	71,590.356		$ 406,202

Wanger Select
Contracts in accumulation period:
Non-Qualified V	29,377.548	$ 8.00	$ 235,020
Non-Qualified V (0.75)	180,057.103	8.19	1,474,668
Non-Qualified IX	1,503.503	7.90	11,878
Non-Qualified XX	702.984	8.11	5,701
Non-Qualified XXIII	803.843	5.73	4,606

	212,444.981		$ 1,731,873

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger USA
Contracts in accumulation period:
Non-Qualified V	2,754.812	$ 8.40	$ 23,140
Non-Qualified V (0.75)	23,345.923	8.60	200,775
Non-Qualified IX	649.234	8.30	5,389
Non-Qualified XXIII	249.770	6.69	1,671

	26,999.739		$ 230,975

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70% .

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I
Shares
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
2005	44	$9.92	to	$10.25	$448	-	0.75%	to	1.25%	7.59%	to	8.01%
2004	1,652	$5.69	to	$9.99	$15,172	-	0.75%	to	1.90%	4.60%	to	5.80%
AIM V.I. Core Equity Fund - Series I Shares
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
2005	101	$8.49	to	$8.93	$893	0.08%	0.75%	to	1.50%	3.66%	to	4.46%
2004	2,909	$6.71	to	$12.80	$31,830	0.91%	0.75%	to	2.25%	6.85%	to	8.23%
Calvert Social Balanced Portfolio
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
2005	153	$12.57	to	$23.83	$2,190	1.77%	0.75%	to	1.40%	4.14%	to	4.84%
2004	166	$12.07	to	$22.73	$2,229	1.66%	0.75%	to	1.40%	6.81%	to	7.47%
Federated American Leaders Fund II - Primary
Shares
2008	500	$12.77	to	$17.90	$8,770	1.93%	1.25%	to	1.40%	-34.72%	to	-34.60%
2007	649	$19.53	to	$27.37	$17,444	1.57%	1.25%	to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90	to	$30.69	$24,783	1.52%	1.25%	to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98	to	$26.19	$28,971	1.66%	1.25%	to	1.40%	3.56%	to	3.72%
2004	1,665	$18.30	to	$25.29	$42,192	1.46%	1.25%	to	1.40%	8.22%	to	8.41%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Capital Income Fund II
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%
2004	373	$11.56	to	$13.82	$5,170	4.59%	1.25%	to	1.40%	8.39%	to	8.54%
Federated Equity Income Fund II
2008	205	$10.10	to	$11.72	$2,394	3.90%	1.25%	to	1.40%	-31.42%	to	-31.34%
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473		$13.99		$6,708	2.27%		1.40%			1.89%
2004	654		$13.73		$9,093	2.05%	1.25%	to	1.40%	11.26%
Federated Fund for U.S. Government Securities II
2008	109		$17.62		$1,916	5.00%		1.40%			2.86%
2007	124		$17.13		$2,125	4.43%		1.40%			4.77%
2006	146		$16.35		$2,385	4.88%		1.40%			2.70%
2005	259		$15.92		$4,124	4.54%		1.40%			0.57%
2004	407		$15.83		$6,444	5.03%	1.25%	to	1.40%		2.19%
Federated High Income Bond Fund II - Primary
Shares
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413		$17.91		$7,437	9.23%		1.40%			1.19%
2004	666	$15.13	to	$17.70	$11,845	7.82%	1.25%	to	1.40%	8.92%	to	9.08%
Federated International Equity Fund II
2008	120	$10.79	to	$11.80	$1,384	0.65%	1.25%	to	1.40%	-46.51%	to	-46.37%
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%
2004	367	$14.71	to	$15.87	$5,865	-	1.25%	to	1.40%	12.47%	to	12.63%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2008	154		$16.47		$2,540	-		1.40%		-44.30%
2007	207		$29.57		$6,114	-		1.40%		16.37%
2006	253		$25.41		$6,433	-		1.40%			6.72%
2005	358		$23.81		$8,518	-		1.40%		11.11%
2004	489		$21.43		$10,473	-		1.40%		13.81%
Federated Prime Money Fund II
2008	128		$13.66		$1,747	2.68%		1.40%			1.11%
2007	142		$13.51		$1,915	4.73%		1.40%			3.45%
2006	161		$13.06		$2,102	4.36%		1.40%			3.08%
2005	197		$12.67		$2,500	2.40%		1.40%			1.28%
2004	266		$12.51		$3,326	0.78%		1.40%		-0.64%
Fidelity® VIP Equity-Income Portfolio - Initial
Class
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to -43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to 75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to 19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to 5.06%
2004	12,953	$11.31	to	$25.37	$218,459	1.49%	0.75%	to	1.90%	9.49%	to 10.71%
Fidelity® VIP Growth Portfolio - Initial Class
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to -47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to 25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to 6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to 5.01%
2004	8,483	$6.25	to	$23.41	$109,798	0.28%	0.75%	to	1.90%	1.30%	to 2.57%
Fidelity® VIP High Income Portfolio - Initial
Class
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to -25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%		1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to 10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to 1.77%
2004	4,370	$8.76	to	$12.92	$47,964	8.75%	0.80%	to	2.25%	7.54%	to 8.54%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
2004	986	$10.99	to	$16.51	$15,669	1.18%	0.75%	to	1.50%	11.93%	to	12.79%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
2004	13,694	$10.30	to	$27.52	$243,399	0.31%	0.75%	to	1.90%	13.19%	to	14.61%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
2004	3,269	$18.62	to	$22.16	$70,298	1.34%	1.25%	to	1.40%	9.11%	to	9.21%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%			2.91%
2006	71		$17.16		$1,210	4.63%		1.40%			2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
2004	118	$16.25	to	$16.55	$1,958	4.38%	1.25%	to	1.40%	2.99%	to	3.11%
Franklin Small Cap Value Securities Fund - Class 2
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%
2004	294	$14.58	to	$14.96	$4,384	0.04%	0.75%	to	1.50%	22.18%	to	22.82%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	9	$7.19	to	$7.40	$64	-	0.75%	to	1.50%	-47.25%	to	-46.76%
2007	13	$13.63	to	$13.90	$183	-	0.75%	to	1.50%	9.21%	to	9.97%
2006	46	$12.48	to	$12.64	$577	-	0.75%	to	1.50%	0.24%	to	1.04%
2005	16	$12.45	to	$12.51	$201	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Growth Portfolio
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
2004	169	$10.49	to	$10.50	$1,774	(a)	0.95%	to	1.90%		(a)
ING American Funds Growth-Income Portfolio
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
2004	208	$10.36	to	$10.37	$2,347	(a)	0.95%	to	1.90%		(a)
ING American Funds International Portfolio
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70%	to	19.79%
2004	856	$10.59	to	$10.61	$9,074	(a)	0.95%	to	1.90%		(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(d)	0.75%	to	1.90%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Evergreen Health Sciences Portfolio - Service
Class
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to -29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to 7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to 13.08%
2005	45	$11.21	to	$11.24	$505	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Evergreen Omega Portfolio - Institutional Class
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to -28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to 10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to 4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to -39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to 13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to -39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to 13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to 11.13%
2005	30	$11.82	to	$11.86	$356	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Income Portfolio - Service Class
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to -29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to 1.64%
2006	395	$10.89	to	$10.96	$4,316	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Franklin Mutual Shares Portfolio - Service
Class
2008	258	$7.23 to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to -38.34%
2007	307	$11.85 to	$11.92	$3,654	(d)	0.95%	to	1.90%		(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
2005	(d)	(d)		(d)	(d)		(d)			(d)
2004	(d)	(d)		(d)	(d)		(d)			(d)
ING Global Real Estate Portfolio - Institutional
Class
2008	162	$6.69 to	$6.71	$1,087	(e)	0.75%	to	1.50%		(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
2005	(e)	(e)		(e)	(e)		(e)			(e)
2004	(e)	(e)		(e)	(e)		(e)			(e)
ING Global Real Estate Portfolio - Service Class
2008	124	$7.11 to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to -41.83%
2007	192	$12.35 to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to -8.19%
2006	148	$13.58 to	$13.67	$2,017	(c)	0.95%	to	1.90%		(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2008	791	$6.20 to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to -41.43%
2007	827	$12.93 to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to 31.93%
2006	162	$9.89 to	$9.96	$1,610	(c)	0.95%	to	1.90%		(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING Janus Contrarian Portfolio - Service Class
2008	26	$5.33 to	$5.35	$139	(e)	0.75%	to	1.25%		(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
2005	(e)	(e)		(e)	(e)		(e)			(e)
2004	(e)	(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to -51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to 37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to 34.55%
2005	110		$10.97		$1,210	(b)	1.25%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to -51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to 37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to 34.80%
2005	195	$13.38	to	$13.45	$2,620	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to -30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to -2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to 15.82%
2005	803	$11.36	to	$11.44	$9,171	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to -30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to -2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1		$11.33		$16	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2008	1,418	$7.26	to	$7.52	$10,576	3.31%	0.95%	to	1.90%	-40.49%	to -39.89%
2007	2,233	$12.20	to	$12.51	$27,694	1.55%	0.95%	to	1.90%	-2.79%	to -1.96%
2006	3,256	$12.55	to	$12.76	$41,313	0.72%	0.95%	to	1.90%	18.17%	to 19.36%
2005	4,224	$10.62	to	$10.69	$45,057	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Value Opportunities Portfolio -
Service Class
2008	195	$7.32	to	$7.36	$1,426	2.96%	1.25%	to	1.40%	-40.34%	to	-40.26%
2007	236	$12.27	to	$12.32	$2,897	1.30%	1.25%	to	1.40%	-2.54%	to	-2.38%
2006	281	$12.59	to	$12.62	$3,543	0.35%	1.25%	to	1.40%	18.33%	to	18.50%
2005	300	$10.64	to	$10.65	$3,197	(b)	1.25%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Julius Baer Foreign Portfolio - Service Class
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to	28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
2004	21		$11.72		$242	(a)		0.75%			(a)
ING Legg Mason Value Portfolio - Institutional
Class
2008	1,409	$4.83	to	$5.10	$7,015	0.27%	0.95%	to	1.90%	-56.29%	to	-53.38%
2007	1,895	$10.94	to	$11.39	$21,314	-	0.95%	to	1.90%	-12.20%	to	-6.64%
2006	2,636	$11.95	to	$12.46	$31,996	-	0.95%	to	1.90%	4.73%	to	5.81%
2005	3,079	$11.41	to	$11.53	$37,805	-	0.95%	to	1.90%	4.20%	to	5.20%
2004	80	$10.95	to	$10.96	$882	(a)	0.95%	to	1.90%		(a)
ING Legg Mason Value Portfolio - Service Class
2008	32	$4.93	to	$5.02	$162	-	0.75%	to	1.25%	-56.02%	to	-55.81%
2007	38	$11.21	to	$11.36	$434	-	0.75%	to	1.25%	-7.20%	to	-6.73%
2006	47	$12.08	to	$12.18	$571	-	0.75%	to	1.25%	5.23%	to	5.73%
2005	64	$11.46	to	$11.52	$731	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Aggressive Growth Portfolio -
Service Class
2008	148	$7.07	to	$7.30	$1,068	1.65%	0.95%	to	1.90%	-42.89%	to	-42.34%
2007	175	$12.38	to	$12.66	$2,201	0.93%	0.95%	to	1.90%	1.39%	to	2.26%
2006	101	$12.25	to	$12.38	$1,239	0.10%	0.95%	to	1.75%	16.11%	to	17.01%
2005	50	$10.55	to	$10.58	$532	(b)	0.95%	to	1.75%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING LifeStyle Growth Portfolio - Service Class
2008	623	$7.49	to	$7.74	$4,777	1.60%	0.95%	to	1.90%	-37.84%	to	-37.23%
2007	671	$12.05	to	$12.33	$8,193	1.04%	0.95%	to	1.90%	1.86%	to	2.92%
2006	738	$11.83	to	$11.98	$8,785	0.58%	0.95%	to	1.90%	13.31%	to	14.31%
2005	220	$10.44	to	$10.48	$2,302	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Moderate Growth Portfolio -
Service Class
2008	864	$7.91	to	$8.17	$6,997	1.86%	0.95%	to	1.90%	-32.91%	to	-32.26%
2007	1,236	$11.79	to	$12.06	$14,773	1.29%	0.95%	to	1.90%	2.70%	to	3.70%
2006	1,194	$11.48	to	$11.63	$13,815	1.02%	0.95%	to	1.90%	11.24%	to	12.37%
2005	333	$10.32	to	$10.35	$3,437	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Moderate Portfolio - Service Class
2008	856	$8.37	to	$8.65	$7,314	1.86%	0.95%	to	1.90%	-27.41%	to	-26.63%
2007	1,051	$11.53	to	$11.79	$12,276	1.67%	0.95%	to	1.90%	3.04%	to	3.97%
2006	924	$11.19	to	$11.34	$10,417	1.26%	0.95%	to	1.90%	9.28%	to	10.42%
2005	383	$10.24	to	$10.27	$3,932	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Lord Abbett Affiliated Portfolio - Service Class
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Marsico Growth Portfolio - Service Class
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
2005	18	$11.39	to	$11.42	$210	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico International Opportunities Portfolio -
Service Class
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
2005	677	$12.37	to	$12.47	$8,410	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Institutional
Class
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Service Class
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40%	to	2.16%
2004	154	$12.39	to	$12.85	$1,922	2.76%	0.75%	to	1.50%	9.74%	to	10.24%
ING MFS Utilities Portfolio - Service Class
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
2005	41	$11.39	to	$11.45	$469	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Oppenheimer Main Street Portfolio® -
Institutional Class
2008	187	$6.90	to	$7.97	$1,448	3.01%	0.95%	to	2.25%	-39.95%	to	-39.11%
2007	234	$11.49	to	$13.09	$3,002	1.21%	0.95%	to	2.25%	2.57%	to	3.56%
2006	246	$12.19	to	$12.64	$3,092	1.44%	0.95%	to	1.90%	13.09%	to	14.08%
2005	140	$11.00	to	$11.08	$1,589	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Main Street Portfolio® -
Service Class
2008	14	$7.77	to	$7.91	$112	4.23%	0.75%	to	1.25%	-39.44%	to	-39.15%
2007	6	$12.83	to	$13.00	$77	1.63%	0.75%	to	1.25%		3.42%
2006	13		$12.57		$168	0.38%		0.75%		14.07%
2005	2		$11.02		$27	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Service Class
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
2005	284	$10.48	to	$10.54	$2,987	(b)	0.75%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Equity Income Portfolio - Institutional
Class
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to	-34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to	4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to	15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer Mid Cap Value Portfolio -
Institutional Class
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to	-33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%		4.99%
2006	3		$10.63		$36	(c)		0.75%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Pioneer Mid Cap Value Portfolio - Service
Class
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to	-33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to	4.44%
2006	33	$10.52	to	$10.58	$344	(c)	0.95%	to	1.75%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to	13.76%
2005	80	$10.93	to	$10.97	$878	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Equity Income Portfolio -
Service Class
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to	18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39%	to	3.16%
2004	168	$13.81	to	$14.63	$2,335	1.25%	0.75%	to	1.50%	13.48%	to	13.99%
ING Templeton Global Growth Portfolio - Service
Class
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
2006	62	$11.08	to	$11.15	$692	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Van Kampen Capital Growth Portfolio -
Institutional Class
2008	4,392	$5.34	to	$5.53	$23,558	(e)	0.75%	to	1.90%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to -32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to 1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to 15.16%
2005	121	$11.02	to	$11.08	$1,341	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Real Estate Portfolio - Service
Class
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to -38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(c)	0.75%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2008	1,844	$5.23	to	$6.55	$9,835	6.53%	0.70%	to	1.90%	-44.80%	to -44.14%
2007	2,589	$9.41	to	$9.63	$24,842	(d)	0.75%	to	1.90%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	92	$6.44	to	$6.56	$600	5.66%	0.70%	to	1.40%	-44.63%	to -44.19%
2007	115	$11.60	to	$11.70	$1,345	-	0.75%	to	1.40%	6.60%	to 7.34%
2006	887	$10.86	to	$10.94	$9,676	(c)	0.75%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	19	$6.51	to	$6.73	$123	0.91%	0.75%	to	1.75%	-33.98%	to	-33.23%
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37%	to	-4.45%
2006	36	$10.42	to	$10.55	$374	(c)	0.75%	to	1.75%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING American Century Large Company Value
Portfolio - Service Class
2008	21	$7.38	to	$8.09	$170	12.33%	0.70%	to	1.25%	-37.79%	to	-37.43%
2007	21	$12.57	to	$12.93	$268	1.76%	0.75%	to	1.25%	-3.23%	to	-2.78%
2006	14	$12.99	to	$13.30	$187	0.28%	0.75%	to	1.25%	17.88%	to	18.43%
2005	12	$11.02	to	$13.27	$130	1.16%	0.75%	to	1.25%	0.00%	to	0.54%
2004	35	$11.02	to	$13.23	$387	1.06%	0.75%	to	1.25%	8.68%	to	9.19%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
2004	77	$12.87	to	$15.00	$1,034	-	0.75%	to	1.50%	19.89%	to	20.35%
ING Baron Asset Portfolio - Service Class
2008	42	$6.32	to	$6.83	$266	-	0.70%	to	1.25%	-41.75%	to	-41.50%
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Baron Small Cap Growth Portfolio - Service
Class
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
2004	200	$14.37	to	$16.22	$2,941	-	0.75%	to	1.50%	26.05%	to	27.04%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Columbia Small Cap Value II Portfolio -
Service Class
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(c)	0.75%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service
Class
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
2004	129	$11.05	to	$13.75	$1,485	-	0.75%	to	1.50%	6.87%	to	7.64%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
2004	154	$13.93	to	$15.92	$2,215	0.21%	0.75%	to	1.50%	18.76%	to	19.71%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%
2004	4,742	$5.17	to	$14.90	$53,255	-	0.75%	to	1.90%	7.71%	to	8.92%
ING Neuberger Berman Partners Portfolio - Initial
Class
2008	2,614	$5.27	to	$5.44	$14,045	0.25%	0.95%	to	2.25%	-52.21%	to	-51.57%
2007	3,598	$10.99	to	$11.28	$40,033	0.28%	0.95%	to	2.25%	6.43%	to	7.82%
2006	4,756	$10.30	to	$10.49	$49,253	(c)	0.95%	to	2.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Neuberger Berman Partners Portfolio -
Service Class
2008	42	$5.40	to	$5.48	$226	-	0.75%	to	1.25%	-51.91%	to	-51.63%
2007	4	$11.23	to	$11.33	$47	(d)	0.75%	to	1.25%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Oppenheimer Global Portfolio - Initial Class
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio -
Initial Class
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%			7.27%
2006	-		$10.73		$1	(c)		1.25%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
2004	339	$11.18	to	$11.50	$3,885	-	0.75%	to	1.50%	2.73%	to	3.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer High Yield Portfolio - Initial Class
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2015 Portfolio - Service Class
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2035 Portfolio - Service Class
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	-		$11.07		$3	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2045 Portfolio - Service Class
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	-		$11.27		$3	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Solution Income Portfolio - Service Class
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%		6.02%
2005	13		$10.30		$138	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Growth Equity Portfolio -
Initial Class
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
2004	2,801	$12.62	to	$25.72	$73,921	0.15%	0.75%	to	1.50%	8.39%	to	9.21%
ING Templeton Foreign Equity Portfolio - Initial
Class
2008	2,911	$6.22	to	$6.93	$18,241	(e)	0.70%	to	1.90%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Thornburg Value Portfolio - Initial Class
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
2004	2,955	$6.18	to	$27.61	$38,224	0.42%	0.75%	to	1.90%	10.75%	to	12.05%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio -
Initial Class
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%
2004	3,631	$6.88	to	$15.16	$43,678	0.77%	0.75%	to	1.90%	12.60%	to	13.90%
ING Van Kampen Comstock Portfolio - Service
Class
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
2004	298	$12.18	to	$14.32	$3,726	-	0.75%	to	1.50%	15.23%	to	15.84%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Conservative
Portfolio - Class I
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
2004	926	$15.55	to	$17.54	$18,730	1.82%	0.75%	to	1.50%	6.50%	to	7.15%
ING VP Strategic Allocation Growth Portfolio -
Class I
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
2004	771	$15.68	to	$18.56	$15,631	1.04%	0.75%	to	2.25%	10.33%	to	11.20%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Strategic Allocation Moderate Portfolio -
Class I
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%
2004	1,065	$15.45	to	$17.95	$20,822	1.30%	0.75%	to	2.25%	8.74%	to	9.38%
ING VP Growth and Income Portfolio - Class I
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
2004	18,090	$6.94	to	$216.86	$423,357	2.31%	0.75%	to	2.25%	6.28%	to	7.59%
ING GET U.S. Core Portfolio - Series 3
2008	1,675	$9.75	to	$10.23	$16,807	2.16%	1.45%	to	2.40%	-5.71%	to	-4.93%
2007	2,204	$10.34	to	$10.76	$23,314	2.48%	1.45%	to	2.40%	2.38%	to	3.46%
2006	2,752	$10.10	to	$10.40	$28,242	2.51%	1.45%	to	2.40%	3.80%	to	4.84%
2005	4,182	$9.73	to	$9.92	$41,138	1.97%	1.45%	to	2.40%	-1.62%	to	-0.70%
2004	5,491	$9.89	to	$9.99	$54,614	-	1.45%	to	2.40%	-1.00%	to	-0.10%
ING GET U.S. Core Portfolio - Series 4
2008	247	$10.01	to	$10.48	$2,543	2.83%	1.45%	to	2.40%	-8.00%	to	-7.17%
2007	364	$10.88	to	$11.29	$4,033	2.95%	1.45%	to	2.40%	1.21%	to	2.17%
2006	469	$10.75	to	$11.05	$5,115	2.72%	1.45%	to	2.40%	5.29%	to	6.35%
2005	569	$10.21	to	$10.39	$5,868	1.74%	1.45%	to	2.40%	-1.16%	to	-0.19%
2004	788	$10.33	to	$10.41	$8,173	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 5
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
2004	422	$10.44	to	$10.50	$4,428	(a)	1.45%	to	2.40%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
2004	8,740	$10.06	to	$10.09	$88,090	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 7
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
2004	5,702		$10.00		$57,015	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 12
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(c)	1.45%	to	2.40%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 13
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(c)	1.45%	to	2.40%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 14
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(c)	0.95%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Global Science and Technology
Portfolio - Class I
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
2004	2,857	$3.56	to	$11.96	$10,373	-	0.75%	to	1.90%	-3.17%	to	-1.86%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING International Index Portfolio - Class I
2008	36	$5.91	to	$5.94	$211	(e)	0.75%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Lehman Brothers U.S. Aggregate Bond
Index® Portfolio - Class I
2008	9	$10.19	to	$10.22	$96	(e)	0.75%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Growth Portfolio -
Class I
2008	1,040	$3.69	to	$10.68	$7,963	0.77%	0.70%	to	1.90%	-45.09%	to	-44.46%
2007	1,280	$6.72	to	$19.23	$17,364	0.17%	0.75%	to	1.90%	15.66%	to	16.97%
2006	1,613	$5.81	to	$16.44	$18,754	0.06%	0.75%	to	1.90%	0.69%	to	1.89%
2005	1,858	$5.77	to	$16.14	$23,711	0.68%	0.75%	to	1.90%	7.25%	to	8.61%
2004	2,380	$5.38	to	$14.86	$28,081	0.12%	0.75%	to	1.90%	5.25%	to	6.37%
ING Opportunistic Large Cap Value Portfolio -
Class I
2008	334	$7.66	to	$14.95	$4,682	2.09%	0.70%	to	1.50%	-36.59%	to	-36.08%
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to	2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to	15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to	6.20%
2004	909	$12.23	to	$18.71	$16,285	0.82%	0.75%	to	1.50%	8.48%	to	9.35%
ING Opportunistic Large Cap Value Portfolio -
Class S
2008	39	$7.16	to	$7.38	$285	1.68%	0.95%	to	1.90%	-37.03%	to	-36.38%
2007	68	$11.37	to	$11.60	$784	1.62%	0.95%	to	1.90%	0.80%	to	1.75%
2006	105	$11.28	to	$11.40	$1,192	1.49%	0.95%	to	1.90%	13.60%	to	14.69%
2005	145	$9.93	to	$9.94	$1,436	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Russell™ Large Cap Index Portfolio - Class I
2008	96	$6.63	to	$6.65	$641	(e)	0.75%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2008	5		$5.93		$29	(e)		0.75%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class I
	5		$6.97		$35	(e)		0.75%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class I
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
2004	10,827	$7.87	to	$19.33	$182,362	1.01%	0.75%	to	2.25%	8.40%	to	9.77%
ING VP Index Plus MidCap Portfolio - Class I
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
2004	944	$14.59	to	$20.23	$18,233	0.40%	0.75%	to	1.50%	14.85%	to	15.72%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class I
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%
2004	592	$14.45	to	$16.34	$8,963	0.14%	0.75%	to	1.50%	20.22%	to	21.21%
ING VP Small Company Portfolio - Class I
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
2004	4,382	$10.72	to	$23.05	$82,870	0.28%	0.75%	to	1.90%	12.13%	to	13.55%
ING VP International Value Portfolio - Class I
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
2004	247	$11.76	to	$13.22	$2,980	1.29%	0.75%	to	1.50%	15.63%	to	16.51%
ING VP MidCap Opportunities Portfolio - Class I
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
2004	32	$10.28	to	$13.84	$340	-	0.75%	to	1.25%	10.18%	to	10.69%
ING VP MidCap Opportunities Portfolio - Class S
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%
2004	1,180	$8.94	to	$9.26	$10,784	-	0.95%	to	1.90%	9.02%	to	10.11%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP SmallCap Opportunities Portfolio -
Class I
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
2004	128	$7.42	to	$12.78	$970	-	0.75%	to	1.25%	8.80%	to	9.42%
ING VP SmallCap Opportunities Portfolio -
Class S
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
2004	765	$6.82	to	$7.07	$5,342	-	0.95%	to	1.90%	7.91%	to	8.94%
ING VP Balanced Portfolio - Class I
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
2004	7,519	$9.85	to	$26.84	$189,559	2.00%	0.75%	to	2.25%	7.30%	to	8.58%
ING VP Intermediate Bond Portfolio - Class I
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
2004	7,665	$11.37	to	$19.78	$137,880	7.97%	0.75%	to	2.25%	2.91%	to	4.11%
ING VP Money Market Portfolio - Class I
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
2004	15,367	$10.10	to	$14.51	$192,781	1.13%	0.75%	to	2.25%	-0.88%	to	0.35%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Janus Aspen Series Balanced Portfolio -
Institutional Shares
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%			9.70%
2006	1		$31.04		$21	2.16%		0.75%			9.88%
2005	1		$28.25		$19	-		0.75%			7.17%
2004	9,164	$9.95	to	$27.77	$156,790	2.08%	0.75%	to	1.90%	6.53%	to 7.72%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2008	-		$25.03		$3	-		0.75%			5.26%
2007	1		$23.78		$12	8.33%		0.75%			6.21%
2006	1		$22.39		$12	4.88%		0.75%			3.47%
2005	1		$21.64		$11	-		0.75%			1.22%
2004	794	$11.46	to	$21.38	$15,748	5.17%	0.75%	to	1.50%	2.40%	to 3.19%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to -40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to 10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to 3.52%
2004	6,667	$5.85	to	$21.12	$84,481	0.13%	0.75%	to	1.90%	2.45%	to 3.70%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to -44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to 21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to 12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to 11.44%
2004	7,231	$4.59	to	$21.68	$94,264	-	0.75%	to	1.90%	18.30%	to 19.85%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
2005	-		$22.62		$6	-		0.75%			5.11%
2004	10,934	$5.95	to	$23.00	$154,245	0.94%	0.75%	to	1.90%	2.76%	to 3.96%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to	-39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to	11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to	7.43%
2004	292	$12.45	to	$14.98	$3,732	0.40%	0.75%	to	1.50%	22.18%	to	23.12%
Oppenheimer Global Securities/VA
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%			5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
2005	3		$21.20		$72	2.12%		0.75%		13.49%
2004	2,073	$15.03	to	$23.47	$43,720	1.17%	0.75%	to	1.50%	17.37%	to	18.23%
Oppenheimer Main Street Fund®/VA
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to	-38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%		3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to	14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to	4.98%
2004	5,694	$8.27	to	$13.79	$68,396	0.85%	0.80%	to	2.25%	7.40%	to	8.45%
Oppenheimer Main Street Small Cap Fund®/VA
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer Mid Cap Fund/VA
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%		5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
2004	3,156	$4.71	to	$15.29	$32,874	-	0.95%	to	1.90%	17.46%	to	18.63%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

PIMCO Real Return Portfolio - Administrative
Class
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%		1.29%
2004	48		$10.82		$522	(a)		0.75%			(a)
Pioneer Emerging Markets VCT Portfolio - Class I
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Pioneer High Yield VCT Portfolio - Class I
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%		7.68%
2005	12		$10.81		$133	6.30%		0.75%			1.22%
2004	20		$10.68		$216	(a)		0.75%			(a)
Wanger International
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Wanger Select
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
2005	44	$12.45	to	$12.55	$554	-	0.75%	to	1.25%		9.61%
2004	22		$11.45		$249	(a)		0.75%			(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)

Wanger USA
2008	27	$6.69 to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97 to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46 to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%
2005	43	$12.72 to	$12.82	$552	-	0.75%	to	1.25%	10.42%
2004	8	$11.61		$97	(a)		0.75%			(a)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3

Consolidated Balance Sheets as of
December 31, 2008 and 2007	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2008, 2007, and 2006	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 26, 2009

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2008	2007	2006
Revenue:
Net investment income	$1,083.7	$1,054.7	$1,029.7
Fee income	612.9	769.9	714.8
Premiums	46.9	46.8	37.5
Broker-dealer commission revenue	622.5	568.4	429.2
Net realized capital (losses) gains	(653.1)	(27.6)	3.0
Other income	21.3	20.3	15.7
Total revenue	1,734.2	2,432.5	2,229.9
Benefits and expenses:
Interest credited and other benefits
to contractowners	1,432.4	802.8	783.7
Operating expenses	687.5	652.2	568.3
Broker-dealer commission expense	622.5	568.4	429.2
Net amortization of deferred policy acquisition
cost and value of business acquired	128.9	129.2	21.3
Interest expense	1.4	5.5	2.9
Total benefits and expenses	2,872.7	2,158.1	1,805.4
(Loss) income before income taxes	(1,138.5)	274.4	424.5
Income tax (benefit) expense	(108.3)	56.0	122.7
Net (loss) income	$(1,030.2)	$218.4	$301.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $14,632.6 at 2008 and $13,374.7 at 2007)	$13,252.2	$13,316.3
Equity securities, available-for-sale, at fair value
(cost of $247.7 at 2008 and $440.1 at 2007)	240.3	446.4
Short-term investments	41.9	167.9
Mortgage loans on real estate	2,107.8	2,089.4
Policy loans	267.8	273.4
Limited partnerships/corporations	513.9	636.1
Other investments	235.2	34.8
Securities pledged (amortized cost of $1,160.5 at 2008 and $940.2 at 2007)	1,225.4	934.1
Total investments	17,884.5	17,898.4
Cash and cash equivalents	203.5	252.3
Short-term investments under securities loan agreement,
including collateral delivered	483.9	202.7
Accrued investment income	205.8	168.3
Receivables for securities sold	5.5	5.6
Reinsurance recoverable	2,505.6	2,594.4
Deferred policy acquisition costs	865.5	728.6
Value of business acquired	1,832.5	1,253.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	13.8	10.6
Current income tax recoverable	38.6	-
Property and equipment	114.7	147.4
Other assets	233.3	112.1
Assets held in separate accounts	35,927.7	48,091.2
Total assets	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,782.1	$18,569.1
Payables for securities purchased	1.6	0.2
Payables under securities loan agreement, including collateral held	488.3	183.9
Notes payable	17.9	9.9
Borrowed money	615.3	738.4
Due to affiliates	116.7	130.7
Current income taxes	-	56.8
Deferred income taxes	101.1	275.9
Other liabilities	874.7	542.7
Liabilities related to separate accounts	35,927.7	48,091.2
Total liabilities	58,925.4	68,598.8

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,161.3	4,159.3
Accumulated other comprehensive loss	(482.1)	(33.8)
Retained earnings (deficit)	(2,117.5)	(1,087.3)
Total shareholder's equity	1,564.5	3,041.0
Total liabilities and shareholder's equity	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2005	$2.8	$4,549.6	$(5.3)	$(1,576.4)	$2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Dividends paid	-	-	-	-	-
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$(1,030.2)	$218.4	$301.8
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(205.1)	(193.4)	(191.0)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	128.3	133.9	25.9
Net accretion/decretion of discount/premium	87.1	72.7	83.8
Future policy benefits, claims reserves, and
interest credited	1,296.8	579.6	662.5
Provision for deferred income taxes	25.3	30.4	75.6
Net realized capital losses (gains)	653.1	27.6	(3.0)
Depreciation	56.7	18.2	12.6
Change in:
Accrued investment income	(37.5)	12.1	23.2
Reinsurance recoverable	88.8	121.0	81.3
Other receivable and assets accruals	(115.3)	(37.0)	(20.1)
Due to/from affiliates	(17.2)	46.4	20.4
Other payables and accruals	(120.3)	17.8	86.3
Other, net	(44.0)	(16.4)	5.9
Net cash provided by operating activities	766.5	1,031.3	1,165.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	9,039.7	10,235.6	10,355.2
Equity securities, available-for-sale	135.0	113.8	91.7
Mortgage loans on real estate	146.5	205.4	197.0
Acquisition of:
Fixed maturities, available-for-sale	(11,593.4)	(8,425.5)	(8,802.1)
Equity securities, available-for-sale	(54.8)	(243.9)	(149.1)
Mortgage loans on real estate	(168.0)	(415.1)	(680.3)
Policy loans, net	5.6	(4.5)	(6.5)
Derivatives, net	52.6	32.2	1.4
Limited partnerships, net	81.5	(279.5)	(237.6)
Short-term investments, net	126.0	(163.3)	-
Purchases of property and equipment, net	(24.0)	(90.5)	(54.5)
Collateral received (paid)	23.2	(18.8)	-
Other investments	0.7	-	(4.0)
Net cash (used in) provided by investing activities	(2,229.4)	945.9	711.2

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,836.4	1,600.0	1,875.7
Maturities and withdrawals from investment contracts	(2,312.2)	(3,451.2)	(3,420.7)
Short-term loans to affiliates	13.0	45.0	86.0
Short-term repayments	(123.1)	(94.8)	(107.9)
Notes payable	-	9.9	-
Dividends to Parent	-	(145.0)	(256.0)
Net cash provided by (used in) financing activities	1,414.1	(2,036.1)	(1,822.9)
Net (decrease) increase in cash and cash equivalents	(48.8)	(58.9)	53.5
Cash and cash equivalents, beginning of year	252.3	311.2	257.7
Cash and cash equivalents, end of year	$203.5	$252.3	$311.2
Supplemental cash flow information:
Income taxes (received) paid, net	$(44.1)	$45.1	$37.6
Interest paid	$23.6	$44.6	$40.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $1.7, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of the reserves for product guarantees. The impact of implementation was included in Interest credited and other benefits to contractholders on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these Consolidated Financial Statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

▪	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
▪

Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and

▪	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact. New disclosures are included in the Financial Instruments and Commitments and Contingent Liabilities footnotes.

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosures, the Company has determined that the adoption of FAS 161 will have no financial statement impact. In addition, the Company’s derivatives are generally

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments were reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments were reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes. During 2008, due to the current economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2008 and 2007, total accumulated depreciation and amortization was $103.0 and $120.7, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and ranged from 1.6% to 7.8% for the years 2008, 2007, and 2006. Certain reserves may also include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2008, given the current economic environment, which resulted in significant net realized and unrealized losses, the Company did not include net unrealized and unamortized realized losses associated with experience-rated contracts in Future policy benefits and claims reserves. The net unrealized losses are reflected in Accumulated other comprehensive (loss) income, and the amortization of the unamortized realized losses have been recorded in Interest credited and other benefits to contractholders. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2008, 2007, and 2006, reserve interest rates ranged from 5.3% to 5.9%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital losses of $53.2 and $11.0, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.5 billion and $2.6 billion at December 31, 2008 and 2007, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	797.1	77.2	1.2	873.1
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	1,112.4	4.4	117.6	999.2
Other corporate securities	3,986.2	85.6	436.6	3,635.2
Total U.S. corporate securities	5,098.6	90.0	554.2	4,634.4

Foreign securities(1):
Government	397.8	4.3	61.4	340.7
Other	2,188.5	27.0	274.0	1,941.5
Total foreign securities	2,586.3	31.3	335.4	2,282.2

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,604.0	0.1	370.5	1,233.6
Other asset-backed securities	830.2	9.0	214.9	624.3

Total fixed maturities, including
securities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: securities pledged	1,160.5	72.7	7.8	1,225.4
Total fixed maturities	14,632.6	373.3	1,753.7	13,252.2
Equity securities	247.7	1.0	8.4	240.3
Total investments, available-for-sale	$14,880.3	$374.3	$1,762.1	$13,492.5
(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7
(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized losses were $1,322.9 and $58.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. During 2008, as a result of the current economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves. At December 31, 2007, $16.4 of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$273.3	$271.5
After one year through five years	3,751.8	3,576.2
After five years through ten years	3,546.6	3,344.4
After ten years	2,374.6	2,128.1
Mortgage-backed securities	5,016.6	4,533.1
Other asset-backed securities	830.2	624.3
Less: securities pledged	1,160.5	1,225.4
Fixed maturities, excluding securities pledged	$14,632.6	$13,252.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2008 or 2007.

At December 31, 2008 and 2007, fixed maturities with fair values of $14.2 and $13.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 13.0% and 11.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $775.1 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $4.2 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $253.2 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to recognize a gain in the estimated range of $220.0 to $240.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $141.0 and $279.5 in ING proprietary funds as of December 31, 2008 and 2007, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Consolidated Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and $757.6, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $613.9 and $734.8 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loan securities was $474.8 and $176.5, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or spread widening on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2008 and 2007.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2008	Cost	Cost	Costs	Loss
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other
asset-backed securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 79.2% of the average book value. In addition, this category includes 1,243 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The value of the Company’s fixed maturities declined $534.2, before tax and DAC, from December 31, 2008 though February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $81.7 related to the Company’s investments in commercial mortgage-backed securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	283.2	233	36.3	113	24.4	67
Foreign	108.9	94	19.1	54	4.2	10
Residential mortgage-backed	349.3	194	7.1	30	16.6	76
Other asset-backed	245.6	64	10.5	21	7.0	1
Equity securities	55.1	17	-	-	0.1	3
Limited partnerships	6.6	6	3.0	1	-	-
Mortgage loans on real estate	3.8	1	-	-	-	-
Total	$1,052.5	609	$76.0	219	$58.7	161

The above schedule includes $235.8, $16.4, and $16.1 for the years ended December 31, 2008, 2007, and 2006, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $816.7, $59.6, and $42.6 in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs recognized by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	204.5	180	31.6	102	24.4	67
Foreign	81.3	78	19.1	54	4.2	10
Residential mortgage-backed	291.8	128	2.6	2	0.6	1
Other asset-backed	239.1	43	6.3	16	7.0	1
Total	$816.7	429	$59.6	174	$42.6	83

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006 was $2,136.5, $1,210.8, and $704.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$1,020.6	$895.5	$969.0
Equity securities, available-for-sale	(13.2)	38.5	10.5
Mortgage loans on real estate	116.0	118.5	93.6
Real estate	9.0	-	-
Policy loans	14.2	14.1	13.2
Short-term investments and cash equivalents	4.5	2.2	2.4
Other	12.7	88.3	44.5
Gross investment income	1,163.8	1,157.1	1,133.2
Less: investment expenses	80.1	102.4	103.5
Net investment income	$1,083.7	$1,054.7	$1,029.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(990.8)	$(50.3)	$(67.0)
Equity securities, available-for-sale	(81.0)	6.4	9.3
Derivatives	(187.0)	(123.0)	(3.9)
Other	(18.7)	(2.6)	-
Less: allocation to experience-rated contracts	624.4	141.9	(64.6)
Net realized capital (loss) gains	$(653.1)	$(27.6)	$3.0
After-tax net realized capital (loss) gains	$(424.5)	$(17.9)	$2.0

The increase in Net realized capital losses for the year ended December 31, 2008, was primarily due to higher credit and intent related impairments of fixed maturities driven by the widening of credit spreads. In addition, the Company experienced losses on equity securities mainly due to the poor market performance and losses on interest rate swaps due to lower LIBOR rates in 2008.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008, as a result of the current economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2008, the Company fully amortized $624.4 of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 and $164.5 at December 31, 2007 and 2006, respectively, and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, excluding those related to experience-related contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Proceeds on sales	$12,649.0	$5,738.8	$6,481.2
Gross gains	120.0	66.4	109.0
Gross losses	(234.4)	(101.2)	110.9

3.	Financial Instruments

Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Other investments (primarily derivatives)	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	729.3	-	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,998.9	$16,319.6	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Other liabilities (primarily derivatives)	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $9,069.0.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. These assets and liabilities are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with FAS 133. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in FAS 157. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2008, the credit ratings of ING and the Company changed in relation to prior periods, which resulted in substantial changes in the valuation of the reserves for product guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

	2008		2007
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,477.6	$14,477.6	$14,250.4	$14,250.4
Equity securities, available-for-sale	240.3	240.3	446.4	446.4
Mortgage loans on real estate	2,107.8	2,027.9	2,089.4	2,099.3
Policy loans	267.8	267.8	273.4	273.4
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	729.3	729.3	622.9	622.9
Other investments	749.1	749.1	670.9	670.9
Assets held in separate accounts	35,927.7	35,927.7	48,091.2	48,091.2
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,529.4	1,610.6	1,251.1	1,308.7
Without a fixed maturity	15,611.8	17,237.9	13,421.9	13,379.1
Derivatives	544.1	544.1	200.3	200.3

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

		Fixed			Product
		Maturities		Derivatives	Guarantees
Balance at January 1, 2008		$1,737.6		$-	$(76.4)
	Capital gains (losses):
	Net realized capital gains (losses)	(72.6)	(1)	(29.3)	(139.6)	(3)
	Net unrealized capital (losses) gains(2)	71.8		-	-
	Total net realized and unrealized capital losses	(0.8)		(29.3)	(139.6)

	Purchases, sales, issuances, and settlements, net	(171.7)		21.5	(4.0)
	Transfer in (out) of Level 3	726.5		(65.8)	-
Balance at December 31, 2008		$2,291.6		$(73.6)	$(220.0)

(1)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of
	Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this
	disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the value of the liability increased due to increased credit spreads, increased interest rate volatility and decreased interest rates. As of December 31, 2008, the net realized gains attributable to credit risk were $107.9. The unrealized capital losses on fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2008	2007	2008	2007
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	7,207.2	7,680.0	$(232.0)	$(111.6)

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	199.5	224.5	(18.6)	(45.3)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	341.1	335.9	(58.9)	(8.8)

Forwards
Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).	263.0	-	3.3	-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	2,521.5	542.3	$5.1	$0.2

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
FAS 133 and FAS 157 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	580.6	-	(7.8)	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	123.7	40.8
Within annuity products	N/A*	N/A*	180.0	78.1

* N/A - not applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Associations, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Other investments and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $161.0.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $30.0.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-1	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	$865.5

The estimated amount of DAC to be amortized, net of interest, is $50.8, $59.0, $61.7, $59.6, and $58.5, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	$1,832.5

The estimated amount of VOBA to be amortized, net of interest, is $59.9, $69.9, $75.7, $73.7, and $71.8, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits. The increase in Net amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007.

The decrease in Net amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2008, ILIAC did not pay any dividends to its Parent. During 2007 and 2006, ILIAC paid $145.0, and $256.0, respectively, in dividends on its common stock to its Parent.

During 2006, Lion contributed to ILIAC, DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2008, 2007, and 2006, ILIAC did not receive any cash capital contributions from its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(428.4), $245.5, and $138.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,524.6 and $1,388.0 as of December 31, 2008 and 2007, respectively. As specifically permitted by statutory accounting policies, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice expires on December 15, 2009. This permitted practice increased admitted assets and statutory surplus by $58.4 for the year ended December 31, 2008. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Department also has the ability to revise certain reserving requirements at its discretion. Due to the financial crisis and related federal government interest rate actions, the Department provided the Company and other domestic life insurers the opportunity to elect to use a formula for the discount rate for statutory reserve and reserve related calculations that resulted in the discount rate being floored at 3.25% for December 31, 2008; the formula stipulated by the Department was such that the discount rate was to equal the greater of 3.25% or 105% of the otherwise applicable spot rate; this reserve relief reduces statutory reserves and increases surplus by approximately $700.0. This reserve relief is available for the period from December 31, 2008 through September 30, 2009 and is not a permitted practice. The Company also discloses that, as in prior years, its asset adequacy analysis associated with these reserves is favorable.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively. As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007, was $6.5 billion and $7.1 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING AIH and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007	2006
Current tax expense (benefit):
Federal	$(121.8)	$28.6	$23.3
State	(18.1)	(9.0)	20.0
Total current tax (benefit) expense	(139.9)	19.6	43.3
Deferred tax expense:
Federal	31.6	36.4	79.4
Total deferred tax expense	31.6	36.4	79.4
Total income tax (benefit) expense	$(108.3)	$56.0	$122.7

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2008, 2007 and 2006:

	2008	2007	2006
(Loss) income before income taxes	$(1,138.5)	$274.4	$424.5
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	(398.5)	96.0	148.6
Tax effect of:
Dividend received deduction	(15.5)	(26.2)	(36.5)
IRS audit settlement	(10.1)	-	-
State audit settlement	(12.6)	(21.8)	-
State tax expense	1.3	-	13.0
Tax valuation allowance	333.0	-	-
Other	(5.9)	8.0	(2.4)
Income tax (benefit) expense	$(108.3)	$56.0	$122.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

	2008	2007
Deferred tax assets:
Insurance reserves	$217.2	$216.6
Net unrealized capital loss	503.8	8.5
Unrealized losses allocable to experience-rated contracts	-	5.7
Investments	294.7	6.7
Postemployment benefits	67.4	65.5
Compensation	42.5	37.7
Other	3.9	32.9
Total gross assets before valuation allowance	1,129.5	373.6
Less: valuation allowance	(333.0)	(6.4)
Assets, net of valuation allowance	796.5	367.2
Deferred tax liabilities:
Value of business acquired	(653.3)	(438.5)
Deferred policy acquisition costs	(244.3)	(204.6)
Total gross liabilities	(897.6)	(643.1)
Net deferred income tax asset (liability)	$(101.1)	$(275.9)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes. Due to changes in classification during 2008, the amount for the 2007 table above were reclassified in order to allow for more effective comparison.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $328.0 and $0, respectively, related to realized capital losses, which is included in Net (loss) income. The valuation allowance includes $106.7 related to impairments of securities designated in the ING-Dutch State Transaction, which has established pending uncertainties regarding the closing of the transaction. As of December 31, 2008 and 2007, the Company had a valuation allowance of $0 and $6.4, respectively, related to unrealized capital losses on investments, which is included in Accumulated Other Comprehensive Income (Loss). In 2008, the Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

ILIAC had a receivable of $38.6 and payable $56.8 to ING AIH at December 31, 2008 and 2007, respectively, for federal income taxes under the inter-company tax sharing agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

	2008	2007
Balance at January 1	$47.4	$68.0
Additions for tax positions related to current year	2.4	2.9
Additions for tax positions related to prior years	2.2	-
Reductions for tax positions related to prior years	(20.7)	(23.5)
Reductions for settlements with taxing authorities	(9.2)	-
Balance at December 31	$22.1	$47.4

The Company had $23.1 and $42.6 of unrecognized tax benefits as of December 31, 2008 and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had accrued interest of $3.8 and $16.9 as of December 31, 2008 and 2007, respectively. The decrease in accrued interest during the year ended December 31, 2008 primarily related to the settlement of the 2002 and 2003 IRS audit and the 1995 through 2000 New York state audit.

Tax Regulatory Matters

The Company is under audit by the IRS for tax years 2004 through 2008, and is subject to state audit in New York for years 2001 through 2006. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS and New York examinations, it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $14.5 can not be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $14.0, $17.2, and $23.8, for 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.3, $10.1, and $9.7, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008 and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$85.6	$97.7
Interest cost	5.2	5.4
Benefits paid	(11.6)	(9.3)
Post service cost-unrecognized	0.2	-
Actuarial gain (loss) on obligation	15.5	(8.2)
Projected benefit obligation, December 31	$94.9	$85.6

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2008	2007
Accrued benefit cost	$(94.9)	$(85.6)
Intangible assets	-	-
Accumulated other comprehensive income	20.0	4.9
Net amount recognized	$(74.9)	$(80.7)

At December 31, 2008 and 2007, the projected benefit obligation was $94.9 and $85.6, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2008 and 2007 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2008	2007
Discount rate at end of period	6.50%	6.50%
Rate of compensation increase	4.00%	4.20%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2008, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by FAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2008	2007	2006
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.00%	4.20%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2008 were, as indicated above, a 6.0% discount rate and a 4.0% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008, 2007, and 2006, were as follows:

	2008	2007	2006
Interest cost	$5.2	$5.4	$5.5
Net actuarial loss recognized in the year	-	0.7	2.0
Unrecognized past service cost recognized in the year	-	-	0.2
The effect of any curtailment or settlement	0.5	0.4	0.4
Net periodic benefit cost	$5.7	$6.5	$8.1

Cash Flows

In 2009, the employer is expected to contribute $4.3 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2009 through 2013, and thereafter through 2018, are estimated to be $4.3, $4.4, $5.0, $5.1, $5.1, and $26.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.1, $4.5, and $10.1, for the years ended December 31, 2008, 2007, and 2006 respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For leo, the Company recognized tax benefits of $0.7, $3.2, and $0.1, in 2008, 2007, and 2006, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2008, 2007, and 2006, were $1.4, $0.4, and $1.4, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $58.4, $60.5, and $62.2, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $175.3, $167.9, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2008, 2007, and 2006, net expenses related to the agreement were incurred in the amount of $19.6, $21.7, and $12.4, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were collected in the amount of $622.5, $568.4, and $429.2. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred under these services agreements in the amount of $156.2, $124.4, and $70.8, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $14.9, $13.1, and $8.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

During 2006, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $245.1, $312.7, and $289.9, (excludes fees paid to ING Investment Management Co.) in 2008, 2007, and 2006, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2008, 2007, and 2006, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $323.8, $343.8, and $233.9, respectively. At December 31, 2008 and 2007, DSL had $18.6 and $26.7, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under this agreement, ILIAC incurred interest expense of $0.2, $3.9, and $1.8, for the years ended December 31, 2008, 2007, and 2006, respectively, and earned interest income of $4.8, $1.7, and $3.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2008, ILIAC had $13.0 due to ING AIH under the reciprocal loan agreement and no amounts due as of December 31, 2007. At December 31, 2008 and 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement.

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At December 31, 2008 and 2007, the amount of the loan outstanding was $4.9 and $9.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2008, 2007, and 2006 was $11.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 7 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2008, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.0 and $16.1 were maintained for this contract as of December 31, 2008 and 2007, respectively.

Reinsurance ceded in force for life mortality risks were $19.6 billion and $20.9 billion at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, net receivables were comprised of the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Claims recoverable from reinsurers	$2,506.6	$2,595.2
Payable for reinsurance premiums	(0.9)	(0.9)
Reinsured amounts due to reinsurer	(0.4)	(5.9)
Reserve credits	-	0.1
Other	0.3	5.9
Total	$2,505.6	$2,594.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Deposits ceded under reinsurance	$174.4	$188.5	$199.0
Premiums ceded under reinsurance	0.3	0.4	0.5
Reinsurance recoveries	309.0	419.7	359.0

12.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases, the longest term of which expires in 2014. However, all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $6.1, $17.7, and $17.8, respectively. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company. As of December 31, 2008, the Company’s expenses will be paid for by an affiliate and allocated back to the Company.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, $253.7 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. During 2008 and 2007, $81.3 and $87.3, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum liability to the Company under the guarantee was $30.0.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008, the Company held $4.4 of cash collateral, which was included in Collateral held, including payables under securities loan agreement. As of December 31, 2007, the Company delivered $18.8 of cash collateral, which was included in Short-term investments under securities loan agreement, including collateral delivered, on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter, integration initiatives related to the acquisition of CitiStreet by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception		$-
	Restructuring charges:
	Employee severance and termination benefits	11.2	(1)
	Future rent on non-cancelable leases	1.5	(2)
	Total restructuring charges	12.7
	Other charges	-
	Intercompany charges and payments	(2.5)	(3)
	Payments applied against reserve	(1.9)	(4)
Restructuring reserve at December 31, 2008		$8.3

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported
	the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by January 30, 2010.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that these restructuring activities in regards to its operations will be complete by February 10, 2010 with total estimated costs of $5.8.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

	2008	2007	2006
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(1,315.5)	$(64.5)	$(44.6)
Equity securities, available-for-sale	(7.4)	6.3	18.1
DAC/VOBA adjustment on
available-for-sale securities	650.9	7.8	3.9
Sales inducements adjustment on
available-for-sale securities	2.4	0.2	0.1
Premium deficiency reserve adjustment	-	-	(37.5)
Other investments	(0.3)	(0.7)	0.8
Less: allocation to experience-rated contracts	-	(16.4)	(52.4)
Unrealized capital gains (losses), before tax	(669.9)	(34.5)	(6.8)
Deferred income tax asset (liability)	205.8	12.1	2.4
Asset valuation allowance	-	(6.4)	-
Net unrealized capital gains (losses)	(464.1)	(28.8)	(4.4)
Pension liability, net of tax	(18.0)	(5.0)	(9.6)
Accumulated other comprehensive
(loss) income	$(482.1)	$(33.8)	$(14.0)

During 2008, as a result of the current market conditions, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves. At December 31, 2008, there are no net unrealized losses allocated to experience-rated contracts. Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) at December 31, 2007, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(1,251.0)	$(19.9)	$(26.6)
Equity securities, available-for-sale	(13.7)	(11.8)	14.9
DAC/VOBA adjustment on
available-for-sale securities	643.1	3.9	(1.2)
Sales inducements adjustment on
available-for-sale securities	2.2	0.1	-
Premium deficiency reserve adjustment	-	37.5	(13.9)
Other investments	0.4	(1.5)	(0.4)
Less: allocation to experience-rated contracts	16.4	36.0	(3.8)
Unrealized capital gains (losses), before tax	(635.4)	(27.7)	(23.4)
Deferred income tax asset (liability)	193.7	9.7	12.7
Net change in unrealized capital gains (losses)	$(441.7)	$(18.0)	$(10.7)

	2008	2007	2006
Net unrealized capital holding gains (losses) arising
during the year (1)	$(1,192.0)	$(66.9)	$(43.6)
Less: reclassification adjustment for gains (losses)
and other items included in Net (loss) income(2)	(750.3)	(48.9)	(32.9)
Net change in unrealized capital gains (losses) on securities	$(441.7)	$(18.0)	$(10.7)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(1,714.8), $(102.9), and $(95.4), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)

Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were and $(1,079.4), $(75.2), and $(72.0), for the years ended December 31, 2008, 2007, and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

15.	Changes to Prior Years Presentation

Consolidated Statements of Operations Presentational Changes

During 2008, certain changes were made to the Consolidated Statements of Operations for the year ended 2007 to more accurately reflect the correct balances, primarily related to surrenders on market value adjusted contracts. As the Company has determined these changes to be immaterial, the Consolidated Statements of Operations for the year ended December 31, 2007, has not been labeled as restated. The following table summarizes the adjustments:

	Previously
	Reported	Reclassification	Adjusted
2007
Fee income	$789.3	$(19.4)	$769.9
Net realized capital gains (losses)	(8.2)	(19.4)	(27.6)
Other income	0.9	19.4	20.3
Total revenue	2,451.9	(19.4)	2,432.5
Interest credited and other benefits to contractowners	822.2	(19.4)	802.8
Total benefits and expenses	2,177.5	(19.4)	2,158.1

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

	First
2008	(Restated)*	Second	Third	Fourth
Total revenue	$560.4	$538.4	$469.3	$166.1
Income (loss) before income taxes	(98.4)	25.1	(391.3)	(673.9)
Income tax expense (benefit)	(53.8)	1.9	(25.1)	(31.3)
Net income	$(44.6)	$23.2	$(366.2)	$(642.6)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$657.1
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

*The Company has restated its previously issued unaudited interim financial statements for the three months ended March 31, 2008 due to an error in the calculation of the fair value of the reserves for product guarantees for annuity contracts containing guaranteed credited rates. The effect of the restatement on these prior period interim financial statements for the three months ended March 31, 2008 was to increase the net loss by $18.9.

Form No. SAI.75996-09

ILIAC Ed. May 2009